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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08415

     Evergreen Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for five of its series, Evergreen Diversified Bond Fund, Evergreen High Yield Bond Fund, Evergreen Institutional Mortgage Portfolio, Evergreen Diversified Income Builder Fund & Evergreen U.S. Government Fund, for the year ended April 30, 2007. These five series have an April 30, fiscal year end.

Date of reporting period: April 30, 2007

Item 1 - Reports to Stockholders.

Evergreen Diversified Bond Fund

Evergreen

DIVERSIFIED BOND FUND

Annual Report
as of April 30, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
23	STATEMENT OF ASSETS AND LIABILITIES
24	STATEMENT OF OPERATIONS
25	STATEMENTS OF CHANGES IN NET ASSETS
27	NOTES TO FINANCIAL STATEMENTS
37	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
38	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Diversified Bond Fund covering the twelve-month period ended April 30, 2007.

The domestic fixed-income markets generated healthy results during the twelve-month period in an environment supported by persistent growth and the prospect of stable interest rates. While the economic expansion decelerated as the period progressed, continued gains in business profits helped support the performance of corporate debt securities, including lower-quality, higher-yielding bonds, which generally outperformed high-grade and investment-grade debt. The fiscal year began on a harsh note in the spring of 2006 amid rising inflationary concerns, accompanied by anxieties about the potential economic impacts of repeated interest rate hikes by the Federal Reserve Board (the “Fed”). However, the markets were calmed in both the summer and autumn by the combination of receding commodity prices and the Fed’s policy to leave short-term interest rates unchanged. Over the full twelve-month period, the yield curve flattened — the difference between short-term yields and long-term yields narrowed. In this environment, longer-maturity bonds, especially those with maturities of 20 to 30 years, tended to outperform the overall bond market.

Solid returns in both the nation’s equity and fixed-income markets came against a backdrop of persistent economic growth during most of the period. Gross Domestic Product grew by a rate of 3.3% over 2006 then decelerated to an annualized rate of 1.3% in the first quarter of 2007. The slump in the housing industry was a major factor that contributed to the slowdown,

1

LETTER TO SHAREHOLDERS continued

which came in the face of strong employment, rising wages and gains in both personal consumption and business investment.

In this environment, the teams managing the higher-quality portfolios, including Evergreen Core Bond Fund, Evergreen U.S. Government Fund and Evergreen Institutional Mortgage Portfolio, assessed factors such as employment and inflationary trends, Fed policy, and interest-rate expectations in making their decisions. At the same time, the managers supervising Evergreen High Yield Bond Fund and Evergreen Select High Yield Bond Fund tended to position their more credit-sensitive portfolios relatively cautiously as the relative yield advantages of lower-quality corporate bonds appeared to tighten. The managers of Evergreen Diversified Bond Fund also sought opportunities in the high-yield market, while maintaining a healthy exposure to investment-grade securities. The managers of Evergreen Diversified Income Builder Fund, meanwhile, looked at broad interest-rate trends, opportunities in the credit markets, and the effects of currency fluctuations in making decisions on sector and industry allocations and individual security selections.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

2

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

The following changes are effective August 1, 2007:

• The Fund’s name will change to Evergreen Core Plus Bond Fund.

• The section of the Fund’s prospectus entitled “Investment Goal” will read as follows:

The Fund seeks to maximize total return through a combination of current income and capital growth.

• The Fund will reduce the maximum exposure to foreign securities from 50% to 30%, with a 10% allowance in investments in emerging markets; will reduce the maximum exposure to high yield bonds from 35% to 20%; and will increase the maximum exposure to non-US dollar-denominated securities from 10% to 20%. Additionally, the Fund will allow a maximum of 35% combined total exposure to high yield bonds, foreign securities and non-US dollar-denominated securities.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of April 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Managers^:

• Robert A. Calhoun, CFA

• Parham M. Behrooz, CFA

• Lisa Brown-Premo

• Mehmet Camurdan, CFA

• Andrew Cestone

• Eric R. Harper, CFA

• Todd C. Kuimjian, CFA

• Robert D. Rowe

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/30/1972	Class A	Class B	Class C	Class I
Class inception date	5/20/2005	5/20/2005	5/20/2005	11/30/1972

Nasdaq symbol	EKDLX	EKDMX	EKDCX	EKDYX

Average annual return*

1-year with sales charge	2.39%	1.71%	5.71%	N/A

1-year w/o sales charge	7.49%	6.71%	6.71%	7.78%

5-year	5.36%	5.78%	6.09%	6.50%

10-year	5.93%	6.30%	6.30%	6.51%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class I prior to 5/23/2005 is based on the performance of the fund’s predecessor closed-end fund, Vestaur Securities Fund. Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not, and Vestaur Securities Fund did not, pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Diversified Bond Fund Class A shares versus a similar investment in the Evergreen Diversified Bond Blended Index (EDBBI), the Lehman Brothers Corporate Bond Index (LBCBI), the Merrill Lynch High Yield, Cash Pay, BB-B Index† (MLHYCPBB-B) and the Consumer Price Index (CPI).

The EDBBI, the LBCBI and the MLHYCPBB-B are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

^ Effective May 21, 2007, Mr. Calhoun, Mr. Behrooz, Mr. Camurdan, Mr. Harper, Mr. Kuimjian, Ms. Premo and Mr. Rowe were added as portfolio managers of the Fund. Effective March 1, 2007, Mr. Cestone was added as a portfolio manager of the Fund.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 7.49% for the twelve-month period ended April 30, 2007, excluding any applicable sales charges. During the same period, the EDBBI returned 8.89%, the LBCBI returned 8.27% and the MLHYCPBB-B† returned 11.41%.

The fund seeks maximum income without undue risk of principal.

The fund delivered positive returns over the twelve-month period, although it trailed its benchmarks. Throughout the fiscal year, we maintained a diversified strategy, with allocations to both investment-grade corporate bonds and the higher quality tiers of the high-yield corporate market.

In general, during the twelve-month period, corporate bonds outperformed higher quality investments, including government securities. Throughout the fiscal year, we saw continued improvement in corporate profitability despite some evidence of a deceleration in the domestic economy’s growth trajectory. Growth in Gross Domestic Product, for example, slowed from more than 3% per year to about 2% as the decline in the housing market exerted a major braking influence on the economic expansion. In general, corporate bonds, led by high-yield securities, outperformed other fixed income sectors, as corporations continued to generate improving profits. With strong cash flows, high-yield issuers generally had solid balance sheets with relatively little debt. Defaults on high-yield debts continued to decline to very low levels. In this favorable environment, the lower quality tiers of the high-yield market outperformed both the higher-quality tiers of the high-yield market and the investment-grade corporate sector.

Our lower exposure to riskier elements of the corporate bond market tended to hold back results during a period when lower-quality securities performed well. We maintained a relatively defensive positioning among our investment-grade corporate bond holdings. Although this strategy detracted from performance, we believed it made sense to be somewhat cautious after an extended period of very low corporate default rates and the increased risks to bondholders from heavy leveraged-buyout and merger-and-acquisition activity in the equity market. As the period progressed, we rotated some of the fund’s investment-grade allocation into commercial mortgage-backed securities, which we thought were less vulnerable to adverse moves in the business cycle.

We also maintained a conservative strategy in our high yield portfolio and looked for opportunities to upgrade the quality of holdings in light of evidence of some deterioration in the quality of the overall market. We did not invest in any CCC-rated bonds, and we sold any holdings whose credit ratings were downgraded to CCC. In our search for better quality, we increased our holdings in bonds that we thought were priced appropriately for their risks, which helped performance. At the same time, we reduced positions in industries where we saw less value, including bonds of gaming companies, steel companies, and broadcasting companies, which also added to results.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The Evergreen Diversified Bond Blended Index is composed of the following indexes: LBCBI (80%) and MLHYCPBB-B (20%).

† Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of April 30, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2006	4/30/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,033.02	$ 4.69
Class B	$ 1,000.00	$ 1,029.26	$ 8.40
Class C	$ 1,000.00	$ 1,029.26	$ 8.40
Class I	$ 1,000.00	$ 1,034.35	$ 3.38
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.18	$ 4.66
Class B	$ 1,000.00	$ 1,016.51	$ 8.35
Class C	$ 1,000.00	$ 1,016.51	$ 8.35
Class I	$ 1,000.00	$ 1,021.47	$ 3.36

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.93% for Class A, 1.67% for Class B, 1.67% for Class C and 0.67% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Year Ended April 30,		Year Ended
			November 30,
CLASS A	2007	2006[1]	2005[2,3]

Net asset value, beginning of period	$ 14.25	$ 14.53	$ 14.83

Income from investment operations
Net investment income (loss)	0.81	0.33	0.41[4]
Net realized and unrealized gains or losses on investments	0.23	(0.27)	(0.28)

Total from investment operations	1.04	0.06	0.13

Distributions to shareholders from
Net investment income	(0.83)	(0.34)	(0.43)
Tax basis return of capital	(0.01)	0	0

Total distributions to shareholders	(0.84)	(0.34)	(0.43)

Net asset value, end of period	$ 14.45	$ 14.25	$ 14.53

Total return[5]	7.49%	0.43%	0.89%

Ratios and supplemental data
Net assets, end of period (thousands)	$199,442	$213,268	$226,450
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.94%	0.96%[6]	0.97%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.16%	1.19%[6]	1.15%[6]
Net investment income (loss)	5.65%	5.43%[6]	5.28%[6]
Portfolio turnover rate	70%	30%	55%

1 For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April 30, 2006.

2 For the period from May 20, 2005 (commencement of class operations), to November 30, 2005.

3 Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction . Class A shares of Vestaur Securities Fund did not exist prior to the transaction . As a result, accounting and performance information for Class A shares commenced on May 20, 2005.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Year Ended April 30,		Year Ended
			November 30,
CLASS B	2007	2006[1]	2005[2,3]

Net asset value, beginning of period	$ 14.25	$ 14.53	$ 14.83

Income from investment operations
Net investment income (loss)	0.70	0.28	0.36[4]
Net realized and unrealized gains or losses on investments	0.23	(0.26)	(0.28)

Total from investment operations	0.93	0.02	0.08

Distributions to shareholders from
Net investment income	(0.72)	(0.30)	(0.38)
Tax basis return of capital	(0.01)	0	0

Total distributions to shareholders	(0.73)	(0.30)	(0.38)

Net asset value, end of period	$ 14.45	$ 14.25	$ 14.53

Total return[5]	6.71%	0.14%	0.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$16,102	$18,277	$20,439
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.67%	1.67%[6]	1.67%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.85%	1.89%[6]	1.85%[6]
Net investment income (loss)	4.91%	4.72%[6]	4.58%[6]
Portfolio turnover rate	70%	30%	55%

1 For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April 30, 2006.

2 For the period from May 20, 2005 (commencement of class operations), to November 30, 2005.

3 Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction . Class B shares of Vestaur Securities Fund did not exist prior to the transaction. As a result, accounting and performance information for Class B shares commenced on May 20, 2005.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Year Ended April 30,		Year Ended
			November 30,
CLASS C	2007	2006[1]	2005[2,3]

Net asset value, beginning of period	$ 14.25	$ 14.53	$ 14.83

Income from investment operations
Net investment income (loss)	0.70	0.28	0.36[4]
Net realized and unrealized gains or losses on investments	0.23	(0.26)	(0.28)

Total from investment operations	0.93	0.02	0.08

Distributions to shareholders from
Net investment income	(0.72)	(0.30)	(0.38)
Tax basis return of capital	(0.01)	0	0

Total distributions to shareholders	(0.73)	(0.30)	(0.38)

Net asset value, end of period	$ 14.45	$ 14.25	$ 14.53

Total return[5]	6.71%	0.14%	0.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$24,157	$25,972	$27,764
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.67%	1.67%[6]	1.67%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.85%	1.89%[6]	1.85%[6]
Net investment income (loss)	4.91%	4.72%[6]	4.58%[6]
Portfolio turnover rate	70%	30%	55%

1 For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April 30, 2006.

2 For the period from May 20, 2005 (commencement of class operations), to November 30, 2005.

3 Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction. Class C shares of Vestaur Securities Fund did not exist prior to the transaction. As a result, accounting and performance information for Class C shares commenced on May 20, 2005.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Year Ended April 30,		Year Ended November 30,

CLASS I	2007	2006[1]	2005[2]	2004[2]	2003[2]	2002[2,3]

Net asset value, beginning of period	$ 14.25	$ 14.53	$ 15.14	$ 15.14	$ 14.27	$ 14.88

Income from investment operations
Net investment income (loss)	0.83	0.34	0.79[4]	0.93	0.95	1.00
Net realized and unrealized gains or losses on investments	0.25	(0.26)	(0.41)	0.02	0.91	(0.56)

Total from investment operations	1.08	0.08	0.38	0.95	1.86	0.44

Distributions to shareholders from
Net investment income	(0.87)	(0.36)	(0.86)	(0.95)	(0.99)	(1.05)
Tax basis return of capital	(0.01)	0	(0.13)[5]	0	0	0

Total distributions to shareholders	(0.88)	(0.36)	(0.99)	(0.95)	(0.99)	(1.05)

Net asset value, end of period	$ 14.45	$ 14.25	$ 14.53	$ 15.14	$ 15.14	$ 14.27

Total return	7.78%	0.55%	2.82%	6.47%	13.43%	3.06%

Ratios and supplemental data
Net assets, end of period (thousands)	$56,478	$61,711	$65,893	$97,235	$97,277	$91,666
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.67%	0.67%[6]	0.79%	0.94%	0.91%	1.01%
Expenses excluding waivers/reimbursements and expense reductions	0.85%	0.89%[6]	0.88%	0.97%	0.94%	1.01%
Net investment income (loss)	5.91%	5.72%[6]	5.50%	6.10%	6.43%	6.96%
Portfolio turnover rate	70%	30%	55%	23%	45%	40%

1 For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April 30, 2006.

2 Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction . The financial highlights for the periods prior to May 23, 2005 are those of Vestaur Securities Fund. The per share information has been restated to give effect to this transaction . Total return performance reflects the total return of Vestaur Securities Fund based on its net asset value.

3 As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium and accreting discount on its fixed-income securities . The effects of this change for the year ended November 30, 2002 were a decrease in net investment income per share of $0.03; an increase in net realized gains or losses per share of $0.03; and a decrease in the ratio of net investment income to average net assets of 0.25%.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Return of capital relates to former Vestaur Securities Fund shareholders and is based on average shares outstanding from December 1, 2004 through May 20, 2005.

6 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2007	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.4%
FIXED-RATE 1.4%
FHLMC, Ser. M009, Class A, 5.40%, 10/15/2021 ## (cost $4,271,822)	$ 4,267,554	$ 4,304,810

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 0.2%
FIXED-RATE 0.2%
FNMA:
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	20,807	21,689
Ser. 2002-T19, Class A3, 7.50%, 07/25/2042	339,128	353,796
Ser. 2003-W4, Class 4A, 7.50%, 10/25/2042	224,704	233,798

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $629,757)		609,283

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 0.4%
FIXED-RATE 0.4%
FHLMC:
6.00%, 01/01/2032	6,822	6,919
6.50%, 09/25/2043	129,519	132,133
7.50%, 09/01/2013 - 08/25/2042	204,808	212,225
9.00%, 12/01/2016	158,750	169,180
9.50%, 12/01/2022	22,715	24,614
FNMA:
9.00%, 02/01/2025 - 09/01/2030	248,514	269,094
10.00%, 09/01/2010 - 04/01/2021	109,794	121,297
GNMA:
8.00%, 03/15/2022 - 08/15/2024	87,755	93,386
8.25%, 05/15/2020	67,620	72,258
8.50%, 09/15/2024 - 01/15/2027	83,885	90,812
9.00%, 12/15/2019	60,962	65,718
9.50%, 09/15/2019	21,366	23,348
10.00%, 01/15/2019 - 03/15/2020	42,427	47,542

Total Agency Mortgage-Backed Pass Through Securities
(cost $1,298,931)		1,328,526

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES 0.2%
FNMA:
Ser. 2003-W1, Class 2A, 7.50%, 12/25/2042	334,021	347,846
Ser. 2003-W2, Class 1A3, 7.50%, 07/25/2042	114,415	120,185

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $481,109)		468,031

ASSET-BACKED SECURITIES 2.6%
Capmark, Ltd., Ser. 2006-7A, Class B, FRN, 5.76%, 08/20/2036 144A	500,000	504,180
Credit Suisse First Boston Mtge. Securities Corp., Ser. 1996-2, Class A-6, 7.18%,
02/25/2018	26,318	26,232
GE Capital Mtge. Svcs., Inc., Ser. 1999-H, Class A-7, 6.27%, 04/25/2029	184,559	184,009
Nautilus RMBS CDO, Ltd., Ser. 2005-1A, Class A3, FRN, 6.85%, 07/07/2040 144A	3,204,082	3,174,187
Oakwood Mtge. Investors, Inc., Ser. 1996-C, Class A5, 7.35%, 04/15/2027	369,407	369,400

See Notes to Financial Statements
11

SCHEDULE OF INVESTMENTS continued

April 30, 2007	Principal
	Amount	Value

ASSET-BACKED SECURITIES continued
Railcar Leasing, LLC, Ser. 1, Class A-2, 7.125%, 01/15/2013 144A	$ 2,221,568	$ 2,321,928
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 6.91%, 01/25/2035 144A	1,000,000	1,010,160

Total Asset-Backed Securities (cost $7,734,096)		7,590,096

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.9%
FIXED-RATE 6.5%
Banc of America Comml. Mtge., Inc., Ser. 2000-2, Class F, 7.92%, 09/15/2032	3,000,000	3,228,211
Banc of America Mtge. Securities, Inc., Ser. 2003-7, Class B6, 4.75%, 09/25/2018	246,841	138,752
Citigroup/Deutsche Bank Comml. Mtge. Trust, Ser. 2006-CD3, Class A5, 5.62%,
10/15/2048	3,000,000	3,050,355
Crown Castle Towers, LLC, Ser. 2006-1A, Class C, 5.47%, 11/15/2036 144A	1,870,000	1,872,693
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2001-CIBC, Class C,
6.63%, 03/15/2033	5,000,000	5,235,584
LB-UBS Comml. Mtge. Trust, Ser. 2001-C2, Class C, 6.98%, 09/15/2034	4,000,000	4,250,246
MASTR Reperforming Loan Trust, Ser. 2006-2, Class B3, 5.90%, 05/25/2036 144A	435,787	415,114
Morgan Stanley Capital I, Inc., Ser. 2001-TOP5, Class G, 6.00%, 10/15/2035 144A	1,042,000	1,054,747

		19,245,702

FLOATING-RATE 0.4%
Prima Capital Securitization, Ltd., Ser. 2006, Class D, 5.88%, 12/28/2048	1,085,000	1,098,324

Total Commercial Mortgage-Backed Securities (cost $19,283,230)		20,344,026

CORPORATE BONDS 66.7%
CONSUMER DISCRETIONARY 6.5%
Auto Components 0.0%
ArvinMeritor, Inc., 6.80%, 02/15/2009	10,000	9,975
Goodyear Tire & Rubber Co., 11.25%, 03/01/2011	45,000	49,388

		59,363

Diversified Consumer Services 0.0%
Service Corporation International, 6.75%, 04/01/2015 144A	30,000	30,450

Hotels, Restaurants & Leisure 1.7%
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	300,000	297,000
McDonald’s Corp., 7.31%, 09/15/2027	4,200,000	4,226,128
MGM MIRAGE, 5.875%, 02/27/2014	300,000	283,125
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	55,000	61,875
Seneca Gaming Corp., 7.25%, 05/01/2012	200,000	204,500

		5,072,628

Household Durables 0.3%
Centex Corp., 7.875%, 02/01/2011	500,000	527,864
Hovnanian Enterprises, Inc., 6.50%, 01/15/2014	300,000	277,500

		805,364

Media 3.5%
Comcast Corp., 5.90%, 03/15/2016 (p)	2,000,000	2,043,428
Cox Communications, Inc., 7.875%, 08/15/2009	2,000,000	2,115,692
CSC Holdings, Inc., 7.625%, 04/01/2011	150,000	155,438
Lamar Media Corp., 6.625%, 08/15/2015	500,000	498,750

See Notes to Financial Statements
12

SCHEDULE OF INVESTMENTS continued

April 30, 2007	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Mediacom Broadband, LLC, 8.50%, 10/15/2015 144A	$ 100,000	$ 104,500
Mediacom Communications Corp., 9.50%, 01/15/2013 (p)	300,000	310,500
News America Holdings, Inc., 7.70%, 10/30/2025	2,000,000	2,291,374
R.H. Donnelley Corp., 10.875%, 12/15/2012 (p)	300,000	326,250
Shaw Communications, Inc., Class B, 7.20%, 12/15/2011	75,000	79,406
Time Warner, Inc., 9.125%, 01/15/2013	2,000,000	2,349,824

		10,275,162

Multi-line Retail 0.0%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	100,000	110,750

Specialty Retail 0.7%
Central Garden & Pet Co., 9.125%, 02/01/2013	300,000	314,250
Home Depot, Inc., 5.875%, 12/16/2036	1,500,000	1,458,892
Payless ShoeSource, Inc., 8.25%, 08/01/2013	300,000	317,250

		2,090,392

Textiles, Apparel & Luxury Goods 0.3%
Levi Strauss & Co., 9.75%, 01/15/2015	250,000	275,625
Oxford Industries, Inc., 8.875%, 06/01/2011	250,000	260,625
Warnaco Group, Inc., 8.875%, 06/15/2013	275,000	293,906

		830,156

CONSUMER STAPLES 4.5%
Beverages 1.0%
Panamerican Beverages, Inc., 7.25%, 07/01/2009	500,000	521,089
Pepsi Bottling Group, Inc., 7.00%, 03/01/2029	2,000,000	2,288,002

		2,809,091

Food & Staples Retailing 1.3%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013 (p)	500,000	518,750
Ingles Markets, Inc., 8.875%, 12/01/2011	300,000	314,250
Rite Aid Corp., 8.125%, 05/01/2010	300,000	311,250
Safeway, Inc., 7.25%, 02/01/2031 (p)	2,000,000	2,140,734
SUPERVALU, Inc., 7.50%, 11/15/2014	250,000	262,500
Wal-Mart Stores, Inc., 8.85%, 01/02/2015	300,000	347,888

		3,895,372

Food Products 0.9%
Corn Products International, Inc., 8.45%, 08/15/2009	2,000,000	2,125,972
Dean Foods Co., 6.625%, 05/15/2009	250,000	254,688
Del Monte Foods Co., 6.75%, 02/15/2015 (p)	300,000	302,250

		2,682,910

Household Products 1.3%
Church & Dwight Co., Inc., 6.00%, 12/15/2012	300,000	297,000
Procter & Gamble Co., 6.875%, 09/15/2009	3,500,000	3,649,068

		3,946,068

See Notes to Financial Statements
13

SCHEDULE OF INVESTMENTS continued

April 30, 2007	Principal
	Amount	Value

CORPORATE BONDS continued
ENERGY 5.1%
Energy Equipment & Services 0.4%
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	$ 450,000	$ 435,375
Offshore Logistics, Inc., 6.125%, 06/15/2013	300,000	291,000
PHI, Inc., 7.125%, 04/15/2013	350,000	343,875

		1,070,250

Oil, Gas & Consumable Fuels 4.7%
Anadarko Petroleum Corp., 5.95%, 09/15/2016 (p)	2,000,000	2,019,124
Chesapeake Energy Corp., 6.875%, 01/15/2016	300,000	306,750
Cimarex Energy Co., 7.125%, 05/01/2017	25,000	25,375
El Paso Production Holdings Co., 7.75%, 06/01/2013	300,000	317,345
Exco Resources, Inc., 7.25%, 01/15/2011	300,000	302,250
Ferrellgas Partners, LP, 6.75%, 05/01/2014 (p)	160,000	159,600
Forest Oil Corp., 7.75%, 05/01/2014	175,000	180,250
Kinder Morgan Energy Partners, LP, 5.125%, 11/15/2014 (p)	2,500,000	2,438,590
Mariner Energy, Inc., 8.00%, 05/15/2017 #	25,000	25,281
New Grade Energy, Inc., 10.05%, 08/31/2007 (Q)+	747,947	747,947
Pacific Energy, 6.25%, 09/15/2015	3,650,000	3,660,256
Peabody Energy Corp., 6.875%, 03/15/2013	300,000	305,250
Pennzoil Co., 10.125%, 11/15/2009	1,500,000	1,657,536
Sabine Pass LNG, LP, 7.25%, 11/30/2013 144A	200,000	205,000
Sunoco, Inc., 9.00%, 11/01/2024	500,000	641,571
Targa Resources, Inc., 8.50%, 11/01/2013 144A	100,000	103,500
Tesoro Corp., Ser. B, 6.625%, 11/01/2015 (p)	300,000	307,500
Williams Cos., 7.125%, 09/01/2011	300,000	316,500
Williams Partners, LP, 7.25%, 02/01/2017 144A	275,000	292,188

		14,011,813

FINANCIALS 29.1%
Capital Markets 4.8%
Allied Capital Corp., 6.15%, 10/13/2010 (Q) +	4,000,000	3,986,800
American Capital Strategies, Ltd., Ser. A, 5.92%, 09/01/2009 (Q) +	3,500,000	3,480,400
Goldman Sachs Group, Inc., 5.35%, 01/15/2016 (p)	2,000,000	1,977,470
Mellon Capital II, Ser. B, 8.00%, 01/15/2027	3,500,000	3,649,072
Morgan Stanley, 3.875%, 01/15/2009	1,000,000	980,856

		14,074,598

Commercial Banks 6.2%
BankAmerica Capital II, 8.00%, 12/15/2026	1,000,000	1,041,455
Citicorp Lease Trust, 8.04%, 12/15/2019 144A	3,500,000	4,130,315
FBOP Corp., 10.00%, 01/15/2009 144A	4,000,000	4,220,000
First Empire Capital Trust I, 8.23%, 02/01/2027	4,300,000	4,483,816
First Tennessee Capital II, Ser. B, 6.30%, 04/15/2034	500,000	482,479
Investors Capital Trust I, Ser. B, 9.77%, 02/01/2027	885,000	952,402
TD Banknorth, Inc., 7.625%, 06/15/2011	1,000,000	1,092,654
Zions Bancorp, 6.00%, 09/15/2015	2,000,000	2,042,658

		18,445,779

See Notes to Financial Statements
14

SCHEDULE OF INVESTMENTS continued

April 30, 2007	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance 7.5%
Capital One Financial Corp., 7.69%, 08/15/2036 (p)	$ 2,000,000	$ 2,167,172
Duke Capital, LLC, 6.25%, 02/15/2013 (p)	2,500,000	2,574,970
Ford Motor Credit Co., 7.375%, 10/28/2009	2,000,000	2,002,668
General Motors Acceptance Corp., 6.875%, 09/15/2011	300,000	301,288
HSBC American Capital Trust I, 7.81%, 12/15/2026 144A	2,000,000	2,082,548
HSBC Finance Corp., 7.00%, 05/15/2012	2,500,000	2,688,610
International Lease Finance Corp., 5.00%, 04/15/2010 (p)	3,000,000	2,995,185
MBNA Corp., Ser. A, 8.28%, 12/01/2026	1,750,000	1,830,283
NXP Funding, LLC, 7.875%, 10/15/2014 144A	200,000	209,000
Ohio National Financial Services, Inc., 6.35%, 04/01/2013 144A	5,000,000	5,211,855
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	300,000	288,000

		22,351,579

Diversified Financial Services 3.1%
Arch Western Finance, LLC, 6.75%, 07/01/2013 (p)	250,000	249,375
ERAC USA Finance Co., 8.00%, 01/15/2011 144A	2,165,000	2,351,489
JPMorgan Chase & Co., Ser. V, 6.45%, 02/02/2037 (p)	2,000,000	2,031,356
Pemex Project Funding Master Trust, 9.25%, 03/30/2018	600,000	775,500
Prudential Holdings, LLC, Ser. C, 8.70%, 12/18/2023 144A	3,000,000	3,782,514

		9,190,234

Insurance 2.5%
Crum & Forster Holdings Corp.:
7.75%, 05/01/2017 144A #	120,000	121,200
10.375%, 06/15/2013 144A #	300,000	330,594
Nationwide Financial Services, Inc., 8.00%, 03/01/2027	500,000	519,138
North Front Passthru Trust, 5.81%, 12/15/2024 144A	4,500,000	4,460,161
Transatlantic Holdings, Inc., 5.75%, 12/14/2015	2,000,000	2,005,916

		7,437,009

Real Estate Investment Trusts 4.5%
BRE Properties, Inc., 5.50%, 03/15/2017	2,400,000	2,384,263
Camden Property Trust, 5.00%, 06/15/2015	3,500,000	3,395,343
Colonial Realty, Ltd., 6.25%, 06/15/2014	1,370,000	1,418,846
Health Care Property Investors Inc., 6.00%, 01/30/2017	3,000,000	3,016,047
iStar Financial, Inc., 5.70%, 03/01/2014	2,500,000	2,494,633
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	270,000	270,000
Ventas, Inc., 7.125%, 06/01/2015	250,000	261,250

		13,240,382

Thrifts & Mortgage Finance 0.5%
Dime Capital Trust I, 9.33%, 05/06/2027	500,000	524,930
Washington Mutual Capital I, 8.375%, 06/01/2027	850,000	886,241

		1,411,171

See Notes to Financial Statements
15

SCHEDULE OF INVESTMENTS continued

April 30, 2007	Principal
	Amount	Value

CORPORATE BONDS continued
HEALTH CARE 4.7%
Health Care Providers & Services 3.0%
CIGNA Corp., 8.30%, 01/15/2033	$ 500,000	$ 618,016
Community Health Systems, Inc., 6.50%, 12/15/2012	40,000	41,550
HCA, Inc., 9.25%, 11/15/2016 144A	305,000	333,212
Laboratory Corporation of America Holdings, 5.625%, 12/15/2015	2,000,000	1,983,724
Omnicare, Inc., 6.125%, 06/01/2013	125,000	120,938
Triad Hospitals, Inc., 7.00%, 11/15/2013	450,000	472,500
UnitedHealth Group, Inc., 5.25%, 03/15/2011	2,000,000	2,009,762
Universal Health Services, Inc., 7.125%, 06/30/2016	3,000,000	3,201,075

		8,780,777

Pharmaceuticals 1.7%
Abbott Laboratories, 5.60%, 05/15/2011	3,000,000	3,062,211
Teva Pharmaceutical, LLC, 5.55%, 02/01/2016 (p)	2,000,000	1,978,692

		5,040,903

INDUSTRIALS 2.5%
Aerospace & Defense 0.3%
Hawker Beechcraft Acquisition Co., 8.50%, 04/01/2015 144A	25,000	26,438
L-3 Communications Corp.:
5.875%, 01/15/2015	180,000	176,175
6.375%, 10/15/2015	275,000	275,000
Lockheed Martin Corp., 8.20%, 12/01/2009	500,000	535,180

		1,012,793

Air Freight & Logistics 0.7%
FedEx Corp., 9.65%, 06/15/2012	1,800,000	2,142,724

Airlines 0.6%
Continental Airlines, Inc., Ser. 2000-2, Class A1, 7.71%, 04/02/2021	745,675	826,227
Northwest Airlines Corp., 6.84%, 10/01/2012	850,000	850,531

		1,676,758

Commercial Services & Supplies 0.4%
Browning-Ferris, Inc., 9.25%, 05/01/2021	95,000	104,856
Corrections Corporation of America, 6.25%, 03/15/2013	300,000	301,500
Geo Group, Inc., 8.25%, 07/15/2013	450,000	473,062
Mobile Mini, Inc.:
6.875%, 05/01/2015 144A #	40,000	40,200
9.50%, 07/01/2013	162,000	177,337

		1,096,955

Machinery 0.2%
Case New Holland, Inc., 9.25%, 08/01/2011	300,000	316,875
Manitowoc Co., 7.125%, 11/01/2013	200,000	206,000
Terex Corp., 7.375%, 01/15/2014	100,000	105,000

		627,875

See Notes to Financial Statements
16

SCHEDULE OF INVESTMENTS continued

April 30, 2007	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Road & Rail 0.3%
Avis Budget Car Rental, LLC, 7.625%, 05/15/2014 144A (p)	$ 300,000	$ 307,500
Union Pacific Corp., 6.625%, 02/01/2029	500,000	528,693

		836,193

Trading Companies & Distributors 0.0%
Ashtead Group plc, 9.00%, 08/15/2016 144A	96,000	103,680
United Rentals, Inc., 6.50%, 02/15/2012	120,000	121,800

		225,480

INFORMATION TECHNOLOGY 0.6%
IT Services 0.3%
Iron Mountain, Inc., 8.625%, 04/01/2013	200,000	207,000
SunGard Data Systems, Inc., 4.875%, 01/15/2014	250,000	230,625
Unisys Corp., 8.00%, 10/15/2012	300,000	305,250

		742,875

Semiconductors & Semiconductor Equipment 0.1%
Freescale Semiconductor, 8.875%, 12/15/2014 144A	215,000	216,344

Software 0.2%
Intuit, Inc., 5.75%, 03/15/2017	710,000	704,408

MATERIALS 3.5%
Chemicals 2.3%
E.I. DuPont de Nemours & Co., 5.25%, 12/15/2016	5,000,000	4,912,770
Equistar Chemicals, LP, 10.625%, 05/01/2011	600,000	636,000
Lyondell Chemical Co., 10.50%, 06/01/2013	300,000	330,375
Millenium America, Inc., 7.625%, 11/15/2026	45,000	44,663
Momentive Performance, 9.75%, 12/01/2014 144A (p)	95,000	100,937
Mosaic Co., 7.625%, 12/01/2016 144A	30,000	32,175
Omnova Solutions, Inc., 11.25%, 06/01/2010	195,000	207,431
Tronox Worldwide, LLC, 9.50%, 12/01/2012	300,000	322,500
Westlake Chemical Corp., 6.625%, 01/15/2016	300,000	293,250

		6,880,101

Construction Materials 0.0%
CPG International, Inc., 10.50%, 07/01/2013	100,000	105,500

Containers & Packaging 0.2%
Berry Plastics Holdings Corp., 8.875%, 09/15/2014	50,000	51,750
Crown Americas, Inc., 7.75%, 11/15/2015	300,000	318,750
Exopack Holding Corp., 11.25%, 02/01/2014	80,000	87,000

		457,500

Metals & Mining 0.1%
Freeport-McMoran Copper & Gold, Inc.:
8.25%, 04/01/2015	130,000	140,887
8.375%, 04/01/2017 (p)	110,000	120,588

		261,475

See Notes to Financial Statements
17

SCHEDULE OF INVESTMENTS continued

April 30, 2007	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Paper & Forest Products 0.9%
Boise Cascade, LLC, 7.125%, 10/15/2014	$ 300,000	$ 300,000
Bowater, Inc., 6.50%, 06/15/2013	90,000	82,013
Buckeye Technologies, Inc., 8.50%, 10/01/2013	450,000	477,562
P.H. Glatfelter, 7.125%, 05/01/2016	115,000	116,294
Plum Creek Timber Co., Inc., 5.875%, 11/15/2015	1,500,000	1,485,117
Verso Paper Holdings, LLC, 9.125%, 08/01/2014 144A	175,000	185,062

		2,646,048

TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services 1.9%
AT&T, Inc., 5.30%, 11/15/2010	3,000,000	3,018,057
Citizens Communications Co., 7.875%, 01/15/2027 144A	275,000	287,375
Qwest Communications International, Inc., 7.875%, 09/01/2011	300,000	321,000
Verizon Communications, Inc., 6.125%, 01/15/2013	2,000,000	2,056,814

		5,683,246

Wireless Telecommunication Services 1.4%
AT&T Wireless, 8.125%, 05/01/2012	800,000	901,357
Nextel Partners, Inc., 8.125%, 07/01/2011	3,000,000	3,130,407

		4,031,764

UTILITIES 6.9%
Electric Utilities 2.5%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	135,000	147,150
Aquila, Inc., 14.875%, 07/01/2012 #	28,000	36,610
CMS Energy Corp., 7.50%, 01/15/2009	300,000	310,125
Edison International, 7.73%, 06/15/2009	300,000	316,500
Mission Energy Holding Co., 13.50%, 07/15/2008	15,000	16,462
NRG Energy, Inc., 7.25%, 02/01/2014	300,000	311,250
Orion Power Holdings, Inc., 12.00%, 05/01/2010	85,000	98,600
PPL Electric Utilities Corp., 4.30%, 06/01/2013	535,000	503,377
Progress Energy, Inc., 6.85%, 04/15/2012	3,000,000	3,220,107
Reliant Energy, Inc.:
6.75%, 12/15/2014	300,000	315,750
9.25%, 07/15/2010	140,000	147,525
Southern Co., 4.875%, 07/15/2015	2,000,000	1,913,770

		7,337,226

Independent Power Producers & Energy Traders 0.3%
AES Corp., 7.75%, 03/01/2014	300,000	318,750
Dynegy, Inc., 8.375%, 05/01/2016	300,000	317,625
Tenaska, Inc., 7.00%, 06/30/2021 144A	285,584	290,319

		926,694

See Notes to Financial Statements
18

SCHEDULE OF INVESTMENTS continued

April 30, 2007	Principal
	Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Multi-Utilities 4.1%
Dominion Resources, Inc.:
5.95%, 06/15/2035	$ 3,000,000	$ 2,967,852
6.30%, 09/30/2066	500,000	511,693
Energy East Corp., 6.75%, 07/15/2036	2,500,000	2,670,399
MidAmerican Energy Holdings Co., 8.48%, 09/15/2028	3,000,000	3,863,514
NiSource, Inc., 7.875%, 11/15/2010	2,000,000	2,171,796

		12,185,254

Total Corporate Bonds (cost $197,556,813)		197,459,414

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 0.5%
Mexico, 8.00%, 12/07/2023 MXN (cost $1,528,106)	16,500,000	1,545,619

MUNICIPAL OBLIGATIONS 0.2%
HOUSING 0.2%
Virginia HDA RB, Ser. J, 6.75%, 12/01/2021 (cost $538,378)	$ 500,000	528,935

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS 0.1%
Financial Asset Securitization, Inc., Ser. 1997-NAM2, Class B-2, 7.88%, 07/25/2027
(cost $448,912)	436,997	435,495

YANKEE OBLIGATIONS - CORPORATE 15.9%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
National Cable plc, 9.125%, 08/15/2016	107,000	114,757

ENERGY 2.3%
Oil, Gas & Consumable Fuels 2.3%
Canadian Natural Resources, Ltd., 6.50%, 02/15/2037	2,000,000	2,064,478
ConocoPhillips Canada, 5.625%, 10/15/2016	2,500,000	2,558,775
OAO Gazprom, 6.21%, 11/22/2016 144A (p)	2,000,000	2,031,000

		6,654,253

FINANCIALS 10.6%
Commercial Banks 5.9%
Banco Bradesco SA, 8.75%, 10/24/2013	2,000,000	2,320,000
Barclays Bank plc, 8.55%, 09/29/2049 144A	4,000,000	4,489,192
BOI Capital Funding, 5.57%, 02/01/2049 144A	1,000,000	986,097
Royal Bank of Scotland Group plc, 9.12%, 03/31/2049	5,000,000	5,523,330
Standard Chartered plc, FRN, 5.50%, 07/29/2049	5,000,000	4,150,000

		17,468,619

See Notes to Financial Statements
19

SCHEDULE OF INVESTMENTS continued

April 30, 2007	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
FINANCIALS continued
Diversified Financial Services 1.5%
ING Groep NV, 5.78%, 12/29/2049	$ 1,500,000	$ 1,496,893
Petroplus Finance Ltd.:
6.75%, 05/01/2014 144A #	45,000	45,450
7.00%, 05/01/2017 144A #	30,000	30,413
Preferred Term Securities, Ltd., FRN:
6.92%, 06/24/2034 144A	2,000,000	2,040,980
6.95%, 12/22/2036 144A	1,000,000	1,003,340

		4,617,076

Insurance 2.5%
Oil Insurance, Ltd., Ser. A, 7.56%, 12/29/2049 144A	3,000,000	3,159,591
Zurich Regcaps Funding Trust V, 8.38%, 06/01/2037 144A	4,000,000	4,176,720

		7,336,311

Real Estate Investment Trusts 0.7%
Westfield Group Australia, 5.70%, 10/01/2016 144A	2,000,000	2,026,770

INFORMATION TECHNOLOGY 0.0%
Semiconductors & Semiconductor Equipment 0.0%
Avego Technologies, 10.125%, 12/01/2013	30,000	32,925

MATERIALS 0.9%
Chemicals 0.1%
NOVA Chemicals Corp., 6.50%, 01/15/2012 (p)	300,000	289,500

Metals & Mining 0.8%
Alcan, Inc., 6.125%, 12/15/2033	2,000,000	1,976,550
Novelis, Inc., 7.25%, 02/15/2015	300,000	317,625

		2,294,175

Paper & Forest Products 0.0%
Abitibi-Consolidated, Inc., 8.375%, 04/01/2015 (p)	70,000	65,800

TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 1.8%
France Telecom SA, 8.50%, 03/01/2031	1,000,000	1,321,032
Telefonica Emisiones, 7.05%, 06/20/2036	1,000,000	1,076,378
Telefonos De Mexico SA, 5.50%, 01/27/2015	3,000,000	2,997,951

		5,395,361

Wireless Telecommunication Services 0.3%
Vodafone Group plc, 7.75%, 02/15/2010	700,000	746,572

Total Yankee Obligations - Corporate (cost $47,261,264)		47,042,119

See Notes to Financial Statements
20

SCHEDULE OF INVESTMENTS continued

April 30, 2007
	Shares	Value

PREFERRED STOCKS 3.5%
FINANCIALS 2.4%
Diversified Financial Services 1.0%
First Republic Capital Corp., 10.50%	50	$ 54,650
General Elecetric Capital Corp., 6.00%	120,000	2,990,400

		3,045,050

Real Estate Management & Development 0.4%
USB Realty Corp., Var. Rate Pfd. 144A	1,000,000	1,011,096

Thrifts & Mortgage Finance 1.0%
Fannie Mae, Ser. O, Var. Rate Pfd.	55,000	2,904,687

TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 1.1%
Centaur Funding Corp., 9.08%	2,880	3,402,000

Total Preferred Stocks (cost $10,884,477)		10,362,833

COMMON STOCKS 0.0%
UTILITIES 0.0%
Independent Power Producers & Energy Traders 0.0%
Dynegy, Inc., Class A (cost $0)	11	104

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 4.6%
REPURCHASE AGREEMENTS ^ 4.6%
Bank of America Corp., 5.33%, dated 04/30/2007, maturing 05/01/2007, maturity
value $13,586,949 (cost $13,584,938)	$ 13,584,938	13,584,938

SHORT-TERM INVESTMENTS 0.1%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
4.91%, 06/14/2007 † ƒ	75,000	74,552
4.92%, 06/14/2007 † ƒ	100,000	99,399

		173,951

	Shares	Value

MUTUAL FUND SHARES 0.0%
Evergreen Institutional Money Market Fund, Class I, 5.21% q (0)	67,382	67,382

Total Short-Term Investments (cost $241,333)		241,333

Total Investments (cost $305,743,166) 103.3%		305,845,562
Other Assets and Liabilities (3.3%)		(9,666,783)

Net Assets 100.0%		$ 296,178,779

See Notes to Financial Statements
21

SCHEDULE OF INVESTMENTS continued
April 30, 2007

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(p)	All or a portion of this security is on loan.
#	When-issued or delayed delivery security
(Q)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 35 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
(0)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

CDO	Collateralized Debt Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
HDA	Housing Development Authority
MASTR	Mortgage Asset Securitization Transactions, Inc.
MXN	Mexican Peso
RB	Revenue Bond

The following table shows the percent of total investments (excluding collateral from securities on loan) by credit quality based on Moody’s and Standard & Poor’s ratings as of April 30, 2007 (unaudited):

AAA	6.9%
AA	9.6%
A	30.8%
BBB	37.5%
BB	4.3%
B	5.7%
NR	5.2%

100.0%

The following table shows the percent of total investments (excluding collateral from securities on loan) based on effective maturity as of April 30, 2007 (unaudited):

Less than 1 year	0.8%
1 to 3 year(s)	10.9%
3 to 5 years	13.2%
5 to 10 years	36.3%
10 to 20 years	13.2%
20 to 30 years	25.6%

100.0%

See Notes to Financial Statements
22

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007

Assets
Investments in securities, at value (cost $305,675,784) including $13,383,334 of
securities loaned	$305,778,180
Investments in affiliated money market fund, at value (cost $67,382)	67,382

Total investments	305,845,562
Receivable for securities sold	618,200
Principal paydown receivable	9,494
Receivable for Fund shares sold	87,043
Interest receivable	4,654,511
Receivable for daily variation margin on open futures contracts	79,063
Receivable for securities lending income	1,013
Credit default swap income receivable	2,740
Receivable from advisor	3,293
Unrealized gains on credit default swap transactions	20,636
Prepaid expenses and other assets	172,944

Total assets	311,494,499

Liabilities
Dividends payable	511,384
Payable for securities purchased	696,621
Payable for Fund shares redeemed	423,008
Unrealized losses on credit default swap transactions	928
Unrealized losses on total return swap transactions	11,759
Payable for securities on loan	13,584,938
Credit default swap loss payable	2,873
Deferred income payable	3,437
Due to related parties	3,007
Accrued expenses and other liabilities	77,765

Total liabilities	15,315,720

Net assets	$296,178,779

Net assets represented by
Paid-in capital	$347,923,019
Overdistributed net investment income	(416,859)
Accumulated net realized losses on investments	(51,442,539)
Net unrealized gains on investments	115,158

Total net assets	$296,178,779

Net assets consists of
Class A	$199,441,649
Class B	16,101,514
Class C	24,157,463
Class I	56,478,153

Total net assets	$296,178,779

Shares outstanding (unlimited number of shares authorized)
Class A	13,803,044
Class B	1,114,443
Class C	1,671,804
Class I	3,908,730

Net asset value per share
Class A	$14.45
Class A — Offering price (based on sales charge of 4.75%)	$15.17
Class B	$14.45
Class C	$14.45
Class I	$14.45

See Notes to Financial Statements
23

STATEMENT OF OPERATIONS

Year Ended April 30, 2007

Investment income
Interest (net of foreign withholding taxes of $15,107)	$19,320,164
Dividends	630,182
Income from affiliate	90,004
Securities lending	15,752

Total investment income	20,056,102

Expenses
Advisory fee	1,361,912
Distribution Plan expenses
Class A	612,765
Class B	169,163
Class C	246,182
Administrative services fee	303,523
Transfer agent fees	667,735
Trustees’ fees and expenses	5,281
Printing and postage expenses	65,997
Custodian and accounting fees	98,570
Registration and filing fees	51,740
Professional fees	34,502
Other	12,409

Total expenses	3,629,779
Less: Expense reductions	(11,214)
Fee waivers and expense reimbursements	(624,039)

Net expenses	2,994,526

Net investment income	17,061,576

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	(1,660,602)
Foreign currency related transactions	(426,790)
Futures contracts	468,441
Credit default swap transactions	90,208
Total return swap transactions	(24,500)

Net realized losses on investments	(1,553,243)
Net change in unrealized gains or losses on investments	6,403,394

Net realized and unrealized gains or losses on investments	4,850,151

Net increase in net assets resulting from operations	$21,911,727

See Notes to Financial Statements
24

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,

	2007		2006 (a)

Operations
Net investment income		$17,061,576		$7,394,482
Net realized losses on investments		(1,553,243)		(227,633)
Net change in unrealized gains or
losses on investments		6,403,394		(5,662,815)

Net increase in net assets resulting
from operations		21,911,727		1,504,034

Distributions to shareholders from
Net investment income
Class A		(11,787,049)		(5,253,477)
Class B		(852,703)		(404,443)
Class C		(1,242,068)		(562,616)
Class I		(3,565,742)		(1,600,305)
Tax return of capital
Class A		(165,900)		0
Class B		(13,740)		0
Class C		(19,998)		0
Class I		(47,948)		0

Total distributions to shareholders		(17,695,148)		(7,820,841)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	579,848	8,326,359	144,276	2,070,261
Class B	169,920	2,430,882	100,885	1,459,444
Class C	190,704	2,730,653	58,582	844,966
Class I	44,267	639,034	18,562	258,081

		14,126,928		4,632,752

Net asset value of shares issued in
reinvestment of distributions
Class A	552,035	7,905,712	239,055	3,455,450
Class B	35,341	506,013	16,371	236,663
Class C	56,461	808,431	25,591	369,920
Class I	130,689	1,871,835	55,761	806,034

		11,091,991		4,868,067

Automatic conversion of Class B shares
to Class A shares
Class A	69,131	988,636	61,125	886,081
Class B	(69,131)	(988,636)	(61,125)	(886,081)

		0		0

Payment for shares redeemed
Class A	(2,368,618)	(33,880,260)	(1,062,385)	(15,375,165)
Class B	(304,671)	(4,352,055)	(180,144)	(2,605,437)
Class C	(398,516)	(5,692,232)	(172,278)	(2,493,838)
Class I	(598,099)	(8,560,870)	(278,405)	(4,026,585)

		(52,485,417)		(24,501,025)

Net decrease in net assets resulting
from capital share transactions		(27,266,498)		(15,000,206)

Total decrease in net assets		(23,049,919)		(21,317,013)
Net assets
Beginning of period		319,228,698		340,545,711

End of period		$296,178,779		$319,228,698

Overdistributed net investment income		$(416,859)		$(394,223)

(a) For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April 30, 2006.

See Notes to Financial Statements

25

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended
	November 30, 2005 (a) (b)

Operations
Net investment income		$12,472,236
Net realized gains on investments		158,052
Net change in unrealized losses on investments		(7,406,911)

Net increase in net assets resulting from operations		5,223,377

Distributions to shareholders from
Net investment income
Class A		(6,953,533)
Class B		(543,738)
Class C		(757,969)
Class I		(5,026,549)
Tax return of capital
Class I		(881,232)

Total distributions to shareholders		(14,163,021)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	113,587	1,676,634
Class B	115,193	1,706,735
Class C	55,353	827,909
Class I	27,527	416,249

		4,627,527

Net asset value of shares issued in reinvestment of distributions
Class A	339,379	5,028,431
Class B	24,321	360,292
Class C	37,763	559,591
Class I	72,438	1,072,180

		7,020,494

Automatic conversion of Class B shares to Class A shares
Class A	49,845	737,264
Class B	(49,845)	(737,264)

		0

Payment for shares redeemed
Class A	(1,351,925)	(20,009,362)
Class B	(123,613)	(1,824,435)
Class C	(267,045)	(3,957,574)
Class I	(2,177,521)	(32,439,871)

		(58,231,242)

Net asset value of shares issued in acquisition
Class A	16,437,691	243,734,394
Class B	1,440,941	21,365,593
Class C	2,085,189	30,912,915
Class I	190,270	2,821,118

		298,834,020

Net increase in net assets resulting from capital share transactions		252,250,799

Total increase in net assets		243,311,155
Net assets
Beginning of period		97,234,556

End of period		$340,545,711

Overdistributed net investment income		$(189,584)

(a) For Class A, B, and C shares, for the period from May 20, 2005 (commencement of class operations), to November 30, 2005.

(b) Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction. The information above for the period prior to May 23, 2005 is that of Vestaur Securities Fund.

See Notes to Financial Statements

26

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Diversified Bond Fund (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

27

NOTES TO FINANCIAL STATEMENTS continued

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

e. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

f. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the secur-

28

NOTES TO FINANCIAL STATEMENTS continued

ities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

g. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Swaps are marked-to-market daily based on quotations from market makers and any change in value is recorded as an unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

h. Total return swaps

The Fund may enter into total return swaps. Total return swaps involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

i. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

j. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

29

NOTES TO FINANCIAL STATEMENTS continued

k. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net realized foreign currency gains or losses, unutilized capital loss carryovers and consent fees from tendered bonds. During the year ended April 30, 2007, the following amounts were reclassified:

Paid-in capital	$(7,135,670)
Overdistributed net investment income	363,350
Accumulated net realized losses on investments	6,772,320

l. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase.

Effective October 1, 2006, Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, became the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended April 30, 2007, EIMC contractually waived its advisory fee in the amount of $548,154 and voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $75,885.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

30

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended April 30, 2007, the transfer agent fees were equivalent to an annual rate of 0.22% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended April 30, 2007, EIS received $7,598 from the sale of Class A shares and $36,222 and $20 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund in a tax-free exchange for Class I shares of the Fund at an exchange ratio of 0.93. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $49,458. The aggregate net assets of the Fund and Vestaur Securities Fund immediately prior to the acquisition were $298,834,020 and $95,236,951, respectively. The aggregate net assets of the Fund immediately after the acquisition were $394,070,971. Vestaur Securities Fund was the accounting and performance survivor in this transaction.

31

NOTES TO FINANCIAL STATEMENTS continued

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the year ended April 30, 2007:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$14,941,094	$196,372,479	$19,136,244	$ 206,040,417

At April 30, 2007, the Fund had open long futures contracts outstanding as follows:

Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	April 30, 2007	Gain (Loss)

June 2007	50 U.S. Treasury
	Notes Futures	$ 5,379,887	$ 5,416,406	$ 36,519
June 2007	65 U.S. Treasury
	Bonds Futures	7,295,768	7,263,750	(32,018)

During the year ended April 30, 2007, the Fund loaned securities to certain brokers. At April 30, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $13,383,334 and $13,584,938, respectively.

At April 30,2007, the Fund had the following open credit default swap contracts outstanding:

				Fixed
		Reference		Payments	Frequency of
		Debt	Notional	Made by	Payments	Unrealized
Expiration	Counterparty	Obligation	Amount	the Fund	Made	Gain (Loss)

06/20/2012	JP Morgan	Masco Corp.,	$ 2,00,0000	0.64%	Quarterly	$ (928)
	Chase & Co.	5.875%,
		7/1/2012
06/20/2012	Goldman Sachs	Limited	2,000,000	0.52%	Quarterly	5,398
	Group, Inc.	Brands,
		6.125%,
		12/1/2012
06/20/2012	Goldman Sachs	Sara Lee,	2,500,000	0.35%	Quarterly	9,045
	Group, Inc.	6.125%,
		11/1/2032

				Fixed
		Reference		Payments	Frequency of
		Debt	Notional	Received by	Payments	Unrealized
Expiration	Counterparty	Obligation	Amount	the Fund	Received	Gain

06/20/2012	Morgan	Rogers Cable,	$ 2,000,000	0.46%	Quarterly	$ 925
	Stanley	5.50%,
		3/1/2014
06/20/2012	Morgan	JC Penney,	2,000,000	0.49%	Quarterly	3,645
	Stanley	8.00%,
		3/1/2010
06/20/2012	Goldman Sachs	Dow Jones	2,500,000	0.35%	Quarterly	1,623
	Group, Inc.	North
		America
		Investment
		Grade Index

32

NOTES TO FINANCIAL STATEMENTS continued

At April 30, 2007, the Fund had the following open total return swap agreements:

Notional				Unrealized
Expiration	Amount	Swap Description	Counterparty	Loss

09/01/2007	$ 5,000,000	Agreement dated 2/27/2007 to	Lehman Brothers	$ 5,782
		receive 30 basis points and to	Holdings, Inc.
receive the positive spread return
or pay the negative spread return
on the Lehman Brothers CMBS
AAA 8.5+yr Index which are
multiplied by the Lehman notional
amount.
10/01/2007	5,000,000	Agreement dated 3/19/2007 to	Lehman Brothers	5,977
		receive 25 basis points and to	Holdings, Inc.
receive the positive spread return
or pay the negative spread return
on the Lehman Brothers CMBS
AAA 8.5+yr Index which are
multiplied by the Lehman notional
amount.

On April 30, 2007, the aggregate cost of securities for federal income tax purposes was $307,016,759. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,373,597 and $5,544,794, respectively, with a net unrealized depreciation of $1,171,197.

As of April 30, 2007, the Fund had $50,023,800 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2013	2015

$22,702,312	$14,769,764	$4,586,980	$4,295,612	$3,669,132

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code. Utilization of these capital loss carryovers was limited during the year ended April 30, 2007 in accordance with income tax regulations.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2007, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2007, the components of distributable earnings on a tax basis were as follows:

Overdistributed	Unrealized	Capital Loss
Ordinary Income	Depreciation	Carryovers

$549,555	$1,170,885	$50,023,800

33

NOTES TO FINANCIAL STATEMENTS continued

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to premium amortization.

The tax character of distributions paid was as follows:

	Year Ended April 30,
			Year Ended
	2007	2006(a)	November 30, 2005

Ordinary Income	$ 17,447,562	$ 7,820,841	$ 14,163,021
Return of Capital	247,586	0	0

(a) For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April 30, 2006.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09%. During the year ended April 30, 2007, the Fund had no borrowings.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to

34

NOTES TO FINANCIAL STATEMENTS continued

comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any

35

NOTES TO FINANCIAL STATEMENTS continued

of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

36

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Diversified Bond Fund, a series of Evergreen Fixed Income Trust, as of April 30, 2007, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Diversified Bond Fund, as of April 30, 2007, the results of its operations, changes in its net assets and financial highlights for the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 28, 2007

37

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 3.64% of ordinary income dividends paid during the fiscal year ended April 30, 2007 qualified for the dividends received deduction.

The Fund paid distributions of $17,695,148 during the year ended April 30, 2007 of which 98.60% was from net investment income and 1.40% was from paid-in capital. Shareholders of the Fund will receive in early 2008 a Form 1099-DIV that will inform them of the tax character of this distribution as well as all other distributions made by the Fund in calendar year 2007.

38

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39

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

40

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President
Chief Compliance Officer	of Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

41

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $312 billion in assets as of March 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

566659 rv4 06/2007

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566659 rv4 06/2007

Evergreen High Yield Bond Fund

Evergreen

HIGH YIELD BOND FUND

Annual Report
as of April 30, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
32	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2007

Dennis H. Ferro

President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen High Yield Bond Fund covering the twelvemonth period ended April 30, 2007.

The domestic fixed-income markets generated healthy results during the twelve-month period in an environment supported by persistent growth and the prospect of stable interest rates. While the economic expansion decelerated as the period progressed, continued gains in business profits helped support the performance of corporate debt securities, including lower-quality, higher-yielding bonds, which generally outperformed high-grade and investment-grade debt. The fiscal year began on a harsh note in the spring of 2006 amid rising inflationary concerns, accompanied by anxieties about the potential economic impacts of repeated interest rate hikes by the Federal Reserve Board (the “Fed”). However, the markets were calmed in both the summer and autumn by the combination of receding commodity prices and the Fed’s policy to leave short-term interest rates unchanged. Over the full twelve-month period, the yield curve flattened — the difference between short-term yields and long-term yields narrowed. In this environment, longer-maturity bonds, especially those with maturities of 20 to 30 years, tended to outperform the overall bond market.

Solid returns in both the nation’s equity and fixed-income markets came against a backdrop of persistent economic growth during most of the period. Gross Domestic Product grew by a rate of 3.3% over

1

LETTER TO SHAREHOLDERS continued

2006 then decelerated to an annualized rate of 1.3% in the first quarter of 2007. The slump in the housing industry was a major factor that contributed to the slowdown, which came in the face of strong employment, rising wages and gains in both personal consumption and business investment.

In this environment, the teams managing the higher-quality portfolios, including Evergreen Core Bond Fund, Evergreen U.S. Government Fund and Evergreen Institutional Mortgage Portfolio, assessed factors such as employment and inflationary trends, Fed policy, and interest-rate expectations in making their decisions. At the same time, the managers supervising Evergreen High Yield Bond Fund and Evergreen Select High Yield Bond Fund tended to position their more credit-sensitive portfolios relatively cautiously as the relative yield advantages of lower-quality corporate bonds appeared to tighten. The managers of Evergreen Diversified Bond Fund also sought opportunities in the high-yield market, while maintaining a healthy exposure to investment-grade securities. The managers of Evergreen Diversified Income Builder Fund, meanwhile, looked at broad interest-rate trends, opportunities in the credit markets, and the effects of currency fluctuations in making decisions on sector and industry allocations and individual security selections.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

2

LETTER TO SHAREHOLDERS continued

Name and Strategy Change:

• Effective September 1, 2007, the Fund will change its name to Evergreen High Income Fund.

• Also effective September 1, 2007, the Fund will make certain changes to its investment strategy. Specifically, the Fund will reduce the minimum allocation to below investment grade bonds from 80% to 65%. Additionally, the Fund will allow a maximum of 35% of its total assets in bonds rated investment grade (or unrated securities determined to be of comparable quality).

In conjunction with these changes, the first sentence of the strategy is revised to state that the Fund normally invests at least 65% of its assets in below investment grade bonds, debentures and other income-producing obligations, but may purchase securities of any rating. Also, a sentence will be added to the strategy to state that the Fund may invest up to 35% of its total assets in bonds rated investment grade (or unrated securities determined to be of comparable quality).

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of April 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Manager^:

• Andrew Cestone

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

^ Effective March 1, 2007, Mr. Cestone became a portfolio manager of the Fund. Effective July 2, 2007, Mr. Cestone will assume sole day-to-day management responsibility of the Fund.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/21/1998	4/14/1998

Nasdaq symbol	EKHAX	EKHBX	EKHCX	EKHYX

Average annual return*

1-year with sales charge	4.96%	4.55%	8.55%	N/A

1-year w/o sales charge	10.35%	9.55%	9.55%	10.65%

5-year	7.57%	7.53%	7.83%	8.91%

10-year	5.79%	5.60%	5.60%	6.55%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen High Yield Bond Fund Class A shares versus a similar investment in the Merrill Lynch High Yield Master Index† (MLHYMI) and the Consumer Price Index (CPI).

The MLHYMI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 10.35% for the twelvemonth period ended April 30, 2007, excluding any applicable sales charges. During the same period, the MLHYMI† returned 12.25% .

The fund seeks high income.

The fund trailed its benchmark during the twelve-month period, mostly due to a relatively conservative portfolio positioning. High-yield corporate debt delivered solid results during the period, despite evidence that economic growth was beginning to decelerate. Growth in Gross Domestic Product, for example, slowed from more than 3% per year to about 2% as the decline in the housing market exerted a major braking influence on the economic expansion. Despite this deceleration, corporations continued to generate improving profits. With strong cash flows, high-yield issuers generally had solid balance sheets with relatively little debt. Defaults on high-yield bonds continued to decline to very low levels. In this favorable environment, the lower quality tiers of the high-yield market outperformed the higher-quality tiers. For example, CCC-rated securities produced an average return of 17.8% during the twelve-month period, while the higher-quality BB-B tier returned 11.4% .

Despite the supportive backdrop for high-yield investing, some potential causes for concern did appear on the horizon and led us to position the portfolio more cautiously. A relatively large supply of new high-yield bond issues appeared in the market and our analysis indicated that many of these new issues were of poorer quality than the existing bonds. In addition, corporations began to use proceeds from some of the newer issues for shareholder-friendly actions, such as to buy back stocks or to increase dividends, rather than to improve balance sheets. Moreover, after several years during which high-yield bonds had outperformed higher-quality fixed-income securities, the yield advantages, or spreads, of high-yield bonds over higher-quality bonds had tightened. This tightening indicated that investors were not receiving much additional compensation for taking on the additional credit risks of lower-quality holdings. Concerned about potentially rising risks, we tried to position the fund more defensively, and searched for lower-volatility bonds that were priced appropriately for their risks. For example, we increased our investments in bonds issued by cable communications companies, which were backed by solid assets and healthy cash flows and which we believed were reasonably priced. In contrast, we reduced our positions in gaming industry bonds, where we saw little value, and in steel industry bonds, where we believed heavy merger-and-acquisition activity had resulted in less reasonable valuations. We also cut back our investments in bonds issued by the theater industry, which faced increasing competition from alternative entertainment programming sources, including cable communications systems. While the fund’s average credit quality remained stable at B+, we paid close attention to the credit analysis of individual securities in an effort to ensure that fund holdings were priced appropriately for their risks. We believed that a more defensive positioning was appropriate for the changing environment. However, the focus on higher-quality high-yield bonds held back results during a period in which lower-quality bonds performed well.

In addition, our underweighted position in the automotive industry tended to detract from results, as bonds of General Motors Corp. and Ford Motor Co. both began to recover in value after they had performed poorly for quite a while. Also holding back results was our position in bonds of IMAX Corp., a leading producer of equipment and programming for large-screen movie theaters, which faced difficulty persuading theater operators to invest in its equipment. We sold our position in this company.

Our emphasis in bonds of electric generation companies helped relative performance. Producers of electric power generated strong cash flow in a period in which the nation’s plants were operating close to full capacity. In addition, consolidation within the industry lifted the prices of bonds. We did not own any bonds of TXU Corp., the Texas-based power producer that announced its intention to be acquired by a private investment fund. However, the announcement of this pending deal lifted the bond prices of several other energy producers that we did own, including Mirant Corp., Dynegy, Inc. and Reliant Energy, Inc. Our position in bonds issued by American Axle & Manufacturing Holdings, Inc. also helped performance, as this auto parts producer performed well during a period in which many other auto parts companies struggled.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

† Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of April 30, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2006	4/30/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,067.61	$ 5.43
Class B	$ 1,000.00	$ 1,063.73	$ 9.26
Class C	$ 1,000.00	$ 1,063.73	$ 9.26
Class I	$ 1,000.00	$ 1,068.97	$ 4.10
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.54	$ 5.31
Class B	$ 1,000.00	$ 1,015.82	$ 9.05
Class C	$ 1,000.00	$ 1,015.82	$ 9.05
Class I	$ 1,000.00	$ 1,020.83	$ 4.01

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.06% for Class A, 1.81% for Class B, 1.81% for Class C and 0.80% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 3.31	$ 3.32	$ 3.43	$ 3.30	$ 3.29

Income from investment operations
Net investment income (loss)	0.24[1]	0.23	0.24	0.25	0.27[1]
Net realized and unrealized gains or losses on investments	0.09	0	(0.10)	0.14	0.01

Total from investment operations	0.33	0.23	0.14	0.39	0.28

Distributions to shareholders from
Net investment income	(0.24)	(0.24)	(0.25)	(0.26)	(0.27)

Net asset value, end of period	$ 3.40	$ 3.31	$ 3.32	$ 3.43	$ 3.30

Total return[2]	10.35%	7.01%	4.14%	12.25%	9.42%

Ratios and supplemental data
Net assets, end of period (thousands)	$335,411	$388,523	$467,714	$530,526	$484,346
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.06%	1.04%	1.04%	1.01%	1.11%
Expenses excluding waivers/reimbursements
and expense reductions	1.10%	1.05%	1.04%	1.02%	1.11%
Net investment income (loss)	7.19%	6.95%	7.16%	7.42%	8.70%
Portfolio turnover rate	48%	67%	65%	71%	80%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS B	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 3.31	$ 3.32	$ 3.43	$ 3.30	$ 3.29

Income from investment operations
Net investment income (loss)	0.21[1]	0.21[1]	0.22	0.23[1]	0.25[1]
Net realized and unrealized gains or losses on investments	0.09	(0.01)[2]	(0.10)	0.14	0.01

Total from investment operations	0.30	0.20	0.12	0.37	0.26

Distributions to shareholders from
Net investment income	(0.21)	(0.21)	(0.23)	(0.24)	(0.25)

Net asset value, end of period	$ 3.40	$ 3.31	$ 3.32	$ 3.43	$ 3.30

Total return[3]	9.55%	6.27%	3.42%	11.46%	8.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$150,609	$176,663	$211,950	$247,741	$173,002
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.80%	1.75%	1.74%	1.72%	1.84%
Expenses excluding waivers/reimbursements
and expense reductions	1.80%	1.75%	1.74%	1.72%	1.84%
Net investment income (loss)	6.46%	6.25%	6.46%	6.71%	7.99%
Portfolio turnover rate	48%	67%	65%	71%	80%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

3 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS C	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 3.31	$ 3.32	$ 3.43	$ 3.30	$ 3.29

Income from investment operations
Net investment income (loss)	0.21[1]	0.21	0.22	0.23	0.25[1]
Net realized and unrealized gains or losses on investments	0.09	(0.01)[2]	(0.10)	0.14	0.01

Total from investment operations	0.30	0.20	0.12	0.37	0.26

Distributions to shareholders from
Net investment income	(0.21)	(0.21)	(0.23)	(0.24)	(0.25)

Net asset value, end of period	$ 3.40	$ 3.31	$ 3.32	$ 3.43	$ 3.30

Total return[3]	9.55%	6.27%	3.42%	11.46%	8.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$161,941	$201,975	$281,810	$381,525	$290,914
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.80%	1.75%	1.74%	1.72%	1.85%
Expenses excluding waivers/reimbursements
and expense reductions	1.80%	1.75%	1.74%	1.72%	1.85%
Net investment income (loss)	6.46%	6.25%	6.47%	6.72%	7.98%
Portfolio turnover rate	48%	67%	65%	71%	80%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

3 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 3.31	$ 3.32	$ 3.43	$ 3.30	$ 3.29

Income from investment operations
Net investment income (loss)	0.25[1]	0.24	0.26	0.26	0.28[1]
Net realized and unrealized gains or losses on investments	0.09	0	(0.11)	0.14	0.01

Total from investment operations	0.34	0.24	0.15	0.40	0.29

Distributions to shareholders from
Net investment income	(0.25)	(0.25)	(0.26)	(0.27)	(0.28)

Net asset value, end of period	$ 3.40	$ 3.31	$ 3.32	$ 3.43	$ 3.30

Total return	10.65%	7.33%	4.45%	12.58%	9.69%

Ratios and supplemental data
Net assets, end of period (thousands)	$27,147	$50,365	$60,412	$37,894	$49,370
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.80%	0.75%	0.74%	0.72%	0.84%
Expenses excluding waivers/reimbursements
and expense reductions	0.80%	0.75%	0.74%	0.72%	0.84%
Net investment income (loss)	7.42%	7.23%	7.46%	7.73%	9.05%
Portfolio turnover rate	48%	67%	65%	71%	80%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2007

	Principal
	Amount	Value

CORPORATE BONDS 87.8%
CONSUMER DISCRETIONARY 22.2%
Auto Components 1.4%
American Axle & Manufacturing Holdings, Inc., 5.25%, 02/11/2014 (p)	$ 3,425,000	$3,086,781
ArvinMeritor, Inc., 6.80%, 02/15/2009	543,000	541,643
Goodyear Tire & Rubber Co.:
9.00%, 07/01/2015 (p)	2,000,000	2,215,000
11.25%, 03/01/2011 (p)	980,000	1,075,550
Metaldyne Corp., 11.00%, 06/15/2012 (p)	2,393,000	2,369,070

		9,288,044

Automobiles 1.4%
Ford Motor Co.:
5.80%, 01/12/2009	1,225,000	1,205,045
7.45%, 07/16/2031 (p)	3,000,000	2,388,750
7.875%, 06/15/2010	2,770,000	2,787,312
General Motors Corp., 8.375%, 07/15/2033 (p)	3,000,000	2,726,250

		9,107,357

Diversified Consumer Services 0.4%
Education Management, LLC, 8.75%, 06/01/2014	2,100,000	2,231,250
Service Corporation International, 6.75%, 04/01/2015 144A	785,000	796,775

		3,028,025

Hotels, Restaurants & Leisure 4.2%
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	7,000,000	7,656,250
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	5,860,000	5,801,400
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	6,000,000	6,090,000
MGM MIRAGE, 5.875%, 02/27/2014	335,000	316,156
Outback Steakhouse, Inc., 9.625%, 05/15/2015 144A	732,000	756,705
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	3,800,000	4,275,000
Seneca Gaming Corp., 7.25%, 05/01/2012	550,000	562,375
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015	2,800,270	2,831,773

		28,289,659

Household Durables 0.7%
Libbey, Inc., FRN, 12.35%, 06/01/2011	4,000,000	4,420,000

Leisure Equipment & Products 0.0%
Remington Arms Company, Inc., 10.50%, 02/01/2011 (p)	235,000	244,400

Media 9.3%
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	5,265,000	5,422,950
CCH I, LLC:
11.00%, 10/01/2015 (p)	5,800,000	6,188,750
13.50%, 01/15/2014 (p)	1,000,000	1,022,500
CCH II Capital Corp., 10.25%, 09/15/2010	8,250,000	8,827,500
Dex Media East, LLC, 9.875%, 11/15/2009	6,000,000	6,277,500
Lamar Media Corp., 6.625%, 08/15/2015 (p)	8,675,000	8,653,312
Mediacom Broadband, LLC, 8.50%, 10/15/2015 144A	3,000,000	3,135,000
Mediacom Communications Corp., 9.50%, 01/15/2013 (p)	11,250,000	11,643,750

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2007

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Paxson Communications Corp., FRN, 11.61%, 01/15/2013 144A	$5,500,000	$5,747,500
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013	1,300,000	1,306,500
XM Satellite Radio Holdings, Inc., Class A, 9.75%, 05/01/2014 (p)	1,455,000	1,465,913
Young Broadcasting, Inc., Class A, 8.75%, 01/15/2014	3,110,000	3,047,800

		62,738,975

Multi-line Retail 0.6%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	3,500,000	3,876,250

Specialty Retail 2.1%
Baker & Taylor, Inc., 11.50%, 07/01/2013 144A	4,500,000	4,770,000
Michaels Stores, Inc., 10.00%, 11/01/2014 144A (p)	2,500,000	2,740,625
Payless ShoeSource, Inc., 8.25%, 08/01/2013	6,500,000	6,873,750

		14,384,375

Textiles, Apparel & Luxury Goods 2.1%
Levi Strauss & Co., 9.75%, 01/15/2015	3,650,000	4,024,125
Oxford Industries, Inc., 8.875%, 06/01/2011	4,000,000	4,170,000
Unifi, Inc., 11.50%, 05/15/2014	2,773,000	2,800,730
Warnaco Group, Inc., 8.875%, 06/15/2013	3,000,000	3,206,250

		14,201,105

ENERGY 13.3%
Energy Equipment & Services 3.4%
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	4,154,000	4,257,850
GulfMark Offshore, Inc., 7.75%, 07/15/2014	3,025,000	3,108,188
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	5,575,000	5,393,812
Parker Drilling Co., 9.625%, 10/01/2013	2,830,000	3,084,700
PHI, Inc., 7.125%, 04/15/2013	7,000,000	6,877,500

		22,722,050

Oil, Gas & Consumable Fuels 9.9%
Chesapeake Energy Corp., 6.875%, 01/15/2016 (p)	5,245,000	5,363,012
Cimarex Energy Co., 7.125%, 05/01/2017 #	600,000	609,000
Clayton Williams Energy, Inc., 7.75%, 08/01/2013 (p)	2,800,000	2,660,000
Delta Petroleum Corp., 7.00%, 04/01/2015	1,405,000	1,285,575
El Paso Corp., 7.75%, 06/01/2013	7,755,000	8,203,371
Encore Acquisition Co., 6.25%, 04/15/2014 (p)	9,250,000	8,671,875
Energy Partners, Ltd.:
9.75%, 04/15/2014 144A	705,000	720,862
10.48%, 04/15/2013 144A	235,000	239,994
Exco Resources, Inc., 7.25%, 01/15/2011	8,650,000	8,714,875
Mariner Energy, Inc., 8.00%, 05/15/2017	622,000	628,998
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	4,400,000	4,642,000
Peabody Energy Corp.:
5.875%, 04/15/2016 (p)	4,275,000	4,114,687
6.875%, 03/15/2013 (p)	2,380,000	2,421,650

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2007

	Principal
	Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Regency Energy Partners, LP, 8.375%, 12/15/2013 144A	$ 1,500,000	$1,552,500
Sabine Pass LNG, LP, 7.25%, 11/30/2013 144A	4,525,000	4,638,125
Targa Resources, Inc., 8.50%, 11/01/2013 144A	4,500,000	4,657,500
Williams Cos., Inc., 8.125%, 03/15/2012	7,250,000	7,938,750

		67,062,774

FINANCIALS 8.5%
Consumer Finance 5.4%
Ford Motor Credit Co.:
5.70%, 01/15/2010	3,350,000	3,230,345
7.375%, 10/28/2009	1,110,000	1,111,481
General Motors Acceptance Corp., 6.875%, 08/28/2012	11,275,000	11,279,487
NXP Funding, LLC, 7.875%, 10/15/2014 144A	5,500,000	5,747,500
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	10,500,000	10,080,000
UGS Capital Corp. II, FRN, 10.35%, 06/01/2011 144A	4,989,685	5,164,324

		36,613,137

Insurance 0.4%
Crum & Forster Holdings Corp., 7.75%, 05/01/2017 144A #	2,405,000	2,429,050

Real Estate Investment Trusts 2.7%
Host Marriott Corp., Ser. J, 7.125%, 11/01/2013	4,000,000	4,140,000
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	4,450,000	4,533,437
7.00%, 01/15/2016	3,850,000	3,912,563
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	5,355,000	5,355,000

		17,941,000

HEALTH CARE 2.4%
Health Care Providers & Services 2.4%
Community Health Systems, Inc., 6.50%, 12/15/2012	980,000	1,017,975
HCA, Inc.:
6.375%, 01/15/2015	1,900,000	1,660,125
9.25%, 11/15/2016 144A	7,350,000	8,029,875
HealthSouth Corp., 10.75%, 06/15/2016 144A (p)	2,000,000	2,190,000
Sun Healthcare Group, Inc., 9.125%, 04/15/2015 144A	930,000	971,850
Triad Hospitals, Inc., 7.00%, 05/15/2012	2,345,000	2,450,525

		16,320,350

INDUSTRIALS 8.8%
Aerospace & Defense 0.9%
DRS Technologies, Inc., 7.625%, 02/01/2018	5,000,000	5,262,500
Hawker Beechcraft Acquisition Corp.:
8.50%, 04/01/2015 144A	615,000	650,363
9.75%, 04/01/2017 144A (p)	465,000	499,875

		6,412,738

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2007

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Airlines 0.5%
Delta Air Lines, Inc.:
7.90%, 12/15/2009 (p) •	$ 2,340,000	$1,234,350
8.30%, 12/15/2029 (p) •	3,460,000	1,833,800

		3,068,150

Commercial Services & Supplies 1.5%
Allied Waste Industries, Inc., 9.25%, 05/01/2021	2,350,000	2,593,812
ARAMARK Corp., 8.50%, 02/01/2015 144A (p)	2,400,000	2,523,000
Mobile Mini, Inc., 6.875%, 05/01/2015 144A #	1,000,000	1,005,000
West Corp., 11.00%, 10/15/2016 144A (p)	3,750,000	4,096,875

		10,218,687

Machinery 2.3%
Case New Holland, Inc., 9.25%, 08/01/2011	2,650,000	2,799,062
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	5,120,000	5,248,000
RBS Global, Inc.:
9.50%, 08/01/2014	4,750,000	5,106,250
11.75%, 08/01/2016 (p)	1,900,000	2,118,500

		15,271,812

Marine 0.7%
Horizon Lines, LLC, Sr. Disc. Note, Step Bond, 0.00%, 04/01/2013 †	5,303,000	5,070,994

Road & Rail 1.4%
Avis Budget Car Rental, 7.75%, 05/15/2016 144A (p)	9,500,000	9,737,500

Trading Companies & Distributors 1.5%
Ashtead Capital, Inc., 9.00%, 08/15/2016 144A	4,500,000	4,860,000
Rental Service Corp., 9.50%, 12/01/2014 144A (p)	3,170,000	3,383,975
United Rentals, Inc., 6.50%, 02/15/2012	1,590,000	1,613,850

		9,857,825

INFORMATION TECHNOLOGY 2.2%
IT Services 1.5%
ipayment, Inc., 9.75%, 05/15/2014	2,200,000	2,301,750
SunGard Data Systems, Inc., 9.125%, 08/15/2013	7,400,000	7,973,500

		10,275,250

Software 0.7%
Activant Solutions, Inc., 9.50%, 05/01/2016	3,800,000	3,781,000
Harland Clarke Holdings Corp., 9.50%, 05/15/2015 144A	976,000	986,980

		4,767,980

MATERIALS 13.1%
Chemicals 5.6%
Huntsman International, LLC:
7.375%, 01/01/2015 144A (p)	4,000,000	4,160,000
11.50%, 07/15/2012	6,105,000	6,837,600

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2007

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Chemicals continued
Lyondell Chemical Co., 10.50%, 06/01/2013	$ 8,850,000	$9,746,063
MacDermid, Inc., 9.50%, 04/15/2017 144A	2,006,000	2,091,255
Millenium America, Inc., 7.625%, 11/15/2026	960,000	952,800
Momentive Performance, Inc., 9.75%, 12/01/2014 144A (p)	2,030,000	2,156,875
Mosaic Co., 7.625%, 12/01/2016 144A	800,000	858,000
Omnova Solutions, Inc., 11.25%, 06/01/2010	4,215,000	4,483,706
Tronox Worldwide, LLC, 9.50%, 12/01/2012	6,150,000	6,611,250

		37,897,549

Construction Materials 0.7%
CPG International, Inc., 10.50%, 07/01/2013	2,555,000	2,695,525
Dayton Superior Corp., 13.00%, 06/15/2009	1,800,000	1,854,000

		4,549,525

Containers & Packaging 3.8%
Berry Plastics Holding Corp., 8.875%, 09/15/2014 (p)	2,950,000	3,053,250
Crown Americas, Inc., 7.75%, 11/15/2015	8,000,000	8,500,000
Exopack Holding Corp., 11.25%, 02/01/2014	1,585,000	1,723,687
Graham Packaging Co., 9.875%, 10/15/2014 (p)	1,170,000	1,216,800
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 (p)	6,500,000	6,573,125
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	4,500,000	4,595,625

		25,662,487

Metals & Mining 1.6%
Aleris International, Inc., 9.00%, 12/15/2014 144A	1,400,000	1,492,750
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014 (p)	7,050,000	7,305,562
8.25%, 04/01/2015 (p)	890,000	964,538
8.375%, 04/01/2017 (p)	825,000	904,406

		10,667,256

Paper & Forest Products 1.4%
Bowater, Inc., 6.50%, 06/15/2013	2,095,000	1,909,069
P.H. Glatfelter, 7.125%, 05/01/2016	2,955,000	2,988,244
Verso Paper Holdings, LLC, 11.375%, 08/01/2016 144A	4,617,000	4,963,275

		9,860,588

TELECOMMUNICATION SERVICES 6.9%
Diversified Telecommunication Services 3.3%
Consolidated Communications, Inc., 9.75%, 04/01/2012	4,579,000	4,876,635
Level 3 Communications, Inc.:
5.875%, 01/15/2015	4,625,000	4,526,719
6.375%, 10/15/2015	6,925,000	6,925,000
Qwest Communications International, Inc., 7.875%, 09/01/2011	5,425,000	5,804,750

		22,133,104

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

April 30, 2007

	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 3.6%
Centennial Communications Corp.:
8.125%, 02/01/2014	$ 4,750,000	$4,945,937
10.00%, 01/01/2013	4,800,000	5,220,000
Cricket Communications, Inc., 9.375%, 11/01/2014 144A	3,500,000	3,753,750
Dobson Communications Corp., 8.875%, 10/01/2013 (p)	3,850,000	3,989,563
MetroPCS Wireless, Inc., 9.25%, 11/01/2014 144A	3,200,000	3,432,000
Rural Cellular Corp.:
8.25%, 03/15/2012 (p)	1,170,000	1,240,200
9.75%, 01/15/2010 (p)	1,870,000	1,940,125

		24,521,575

UTILITIES 10.4%
Electric Utilities 6.4%
Allegheny Energy Supply Co., LLC, 8.25%, 04/15/2012 144A	3,335,000	3,635,150
Aquila, Inc., 14.875%, 07/01/2012	725,000	947,937
CMS Energy Corp., 8.50%, 04/15/2011	310,000	339,838
Mirant North America, LLC, 7.375%, 12/31/2013 (p)	6,575,000	6,985,937
Mission Energy Holding Co., 13.50%, 07/15/2008	385,000	422,538
NRG Energy, Inc., 7.375%, 02/01/2016	13,675,000	14,239,094
Orion Power Holdings, Inc., 12.00%, 05/01/2010	5,100,000	5,916,000
Reliant Energy, Inc., 6.75%, 12/15/2014	10,250,000	10,788,125

		43,274,619

Gas Utilities 1.2%
SEMCO Energy, Inc.:
7.125%, 05/15/2008	3,500,000	3,548,752
7.75%, 05/15/2013	4,500,000	4,681,651

		8,230,403

Independent Power Producers & Energy Traders 2.8%
AES Corp., 7.75%, 03/01/2014	8,460,000	8,988,750
Dynegy, Inc., 8.375%, 05/01/2016	7,250,000	7,675,938
Tenaska, Inc., 7.00%, 06/30/2021 144A (p)	2,046,688	2,080,620

		18,745,308

Total Corporate Bonds (cost $571,351,385)		592,889,901

YANKEE OBLIGATIONS - CORPORATE 6.0%
ENERGY 0.4%
Oil, Gas & Consumable Fuels 0.4%
OPTI Canada, Inc., 8.25%, 12/15/2014 144A	2,400,000	2,550,000

FINANCIALS 1.8%
Consumer Finance 0.6%
Virgin Media Finance plc, 9.125%, 08/15/2016	3,800,000	4,075,500

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

April 30, 2007

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
FINANCIALS continued
Diversified Financial Services 1.2%
Petroplus Financial, Ltd.:
6.75%, 05/01/2014 144A #	$ 1,180,000	$1,191,800
7.00%, 05/01/2017 144A #	785,000	795,794
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033	720,000	594,353
Ship Finance International, Ltd., 8.50%, 12/15/2013	4,915,000	5,087,025

		7,668,972

INFORMATION TECHNOLOGY 0.3%
Semiconductors & Semiconductor Equipment 0.3%
Avago Technologies, Ltd., 10.125%, 12/01/2013	790,000	867,025
Magnachip Semiconductor, 8.00%, 12/15/2014	2,201,000	1,419,645

		2,286,670

MATERIALS 1.1%
Metals & Mining 0.9%
Novelis, Inc., 7.25%, 02/15/2015	5,940,000	6,288,975

Paper & Forest Products 0.2%
Abitibi-Consolidated, Inc., 8.375%, 04/01/2015 (p)	1,485,000	1,395,900

TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 0.8%
Nordic Telecom Holdings Co., 8.875%, 05/01/2016 144A	4,750,000	5,130,000

Wireless Telecommunication Services 1.6%
Intelsat, Ltd.:
9.25%, 06/15/2016 (p)	3,500,000	3,867,500
11.25%, 06/15/2016	2,600,000	2,980,250
Rogers Wireless, Inc., 9.625%, 05/01/2011	3,475,000	3,996,250

		10,844,000

Total Yankee Obligations - Corporate (cost $37,442,807)		40,240,017

	Shares	Value

COMMON STOCKS 0.8%
CONSUMER DISCRETIONARY 0.3%
Media 0.3%
Charter Communications, Inc., Class A * (p)	425,000	1,283,500
Comcast Corp., Class A *	26,250	699,825

		1,983,325

MATERIALS 0.4%
Chemicals 0.3%
Huntsman Corp. +	88,065	1,726,074

Containers & Packaging 0.1%
Smurfit-Stone Container Corp. *	65,000	783,250

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

April 30, 2007

	Shares	Value

COMMON STOCKS continued
UTILITIES 0.1%
Electric Utilities 0.1%
Mirant Corp., *	22,431	$1,006,479

Total Common Stocks (cost $3,416,295)		5,499,128

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Metricom, Inc., Expiring 02/15/2010 * + (h) (cost $318,090)	1,500	0

	Principal
	Amount	Value

DEBT OBLIGATIONS 1.3%
Blue Grass Energy Corp. Loan, FRN, 10.32%, 12/30/2013	$ 7,000,000	7,122,080
HealthSouth Corp. Loan, 7.86%, 01/16/2011	1,985,000	1,989,466

Total Debt Obligations (cost $8,991,699)		9,111,546

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 11.7%
COMMERCIAL PAPER 0.6%
Citigroup Funding, Inc., 5.33%, 05/09/2007	3,946,231	3,946,231

CORPORATE BONDS 0.7%
Commercial Banks 0.3%
First Tennessee Bank, 5.33%, 05/30/2008	2,500,002	2,500,002

Insurance 0.4%
Metropolitan Life Global Funding, 5.31%, 05/30/2008	2,500,000	2,500,000

		5,000,002

REPURCHASE AGREEMENTS ^ 7.6%
Banc of America Securities, LLC, 5.32%, dated 04/30/2007, maturing 05/01/2007,
maturity value $22,028,420	22,025,165	22,025,165
Deutsche Bank Securities, Inc., 5.34%, dated 04/30/2007, maturing 05/01/2007,
maturity value $4,000,593	4,000,000	4,000,000
Nomura Securities International, Inc., 5.25%, dated 04/30/2007, maturing
05/01/2007, maturity value $25,003,646	25,000,000	25,000,000

		51,025,165

TIME DEPOSITS 1.7%
Dexia Credit Local de France, 5.34%, 07/05/2007	2,000,000	2,000,000
Royal Bank of Canada, 5.29%, 05/29/2007	4,000,000	4,000,000
SunTrust Banks, Inc., 5.33%, 07/30/2007	2,500,000	2,500,000
Ulster Bank, Ltd., 5.34%, 08/07/2007	3,000,000	3,000,000

		11,500,000

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

April 30, 2007

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES
LOANED continued
YANKEE OBLIGATIONS - CORPORATE 1.1%
Commercial Banks 1.1%
Canadian Imperial Bank, 5.33%, 08/15/2007	$ 4,500,000	$4,500,000
Natexis Banques Populaires, 5.34%, 07/09/2007	2,000,000	2,000,000
Societe Generale, 5.33%, 06/19/2007	1,000,000	1,000,000

		7,500,000

Total Investments of Cash Collateral from Securities Loaned
(cost $78,971,398)		78,971,398

	Shares	Value

SHORT-TERM INVESTMENTS 2.6%
MUTUAL FUND SHARES 2.6%
Evergreen Institutional Money Market Fund, Class I, 5.21% ## q ø
(cost $17,213,277)	17,213,277	17,213,277

Total Investments (cost $717,704,951) 110.2%		743,925,267
Other Assets and Liabilities (10.2%)		(68,818,903)

Net Assets 100.0%		$675,106,364

(p)	All or a portion of this security is on loan.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
#	When-issued or delayed delivery security
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond.This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at
acquisition.The rate shown is the stated rate at the current period end.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 73 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FRN Floating Rate Note

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

April 30, 2007

The following table shows the percent of total investments (excluding equity positions, collateral from securities on loan and segregated cash and cash equivalents) by credit quality based on Moody’s and Standard & Poor’s ratings as of April 30, 2007 (unaudited):

AAA	2.5%
BBB	1.7%
BB	24.8%
B	55.7%
CCC	14.7%
NR	0.6%

100.0%

The following table shows the percent of total investments (excluding equity positions, collateral from securities on loan and segregated cash and cash equivalents) based on effective maturity as of April 30, 2007 (unaudited):

Less than 1 year	3.4%
1 to 3 year(s)	3.3%
3 to 5 years	13.9%
5 to 10 years	74.4%
10 to 20 years	3.9%
20 to 30 years	1.1%

100.0%

See Notes to Financial Statements

20

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007

Assets
Investments in securities, at value (cost $700,491,674) including $76,661,410 of
securities loaned	$726,711,990
Investments in affiliated money market fund, at value (cost $17,213,277)	17,213,277

Total investments	743,925,267
Receivable for securities sold	18,396,248
Receivable for Fund shares sold	460,195
Interest receivable	15,053,901
Receivable for securities lending income	18,004
Prepaid expenses and other assets	123,289

Total assets	777,976,904

Liabilities
Dividends payable	1,469,534
Payable for securities purchased	19,848,332
Payable for Fund shares redeemed	2,422,109
Payable for securities on loan	78,971,398
Advisory fee payable	11,517
Due to other related parties	4,678
Accrued expenses and other liabilities	142,972

Total liabilities	102,870,540

Net assets	$675,106,364

Net assets represented by
Paid-in capital	$790,065,932
Overdistributed net investment income	(955,531)
Accumulated net realized losses on investments	(140,224,353)
Net unrealized gains on investments	26,220,316

Total net assets	$675,106,364

Net assets consists of
Class A	$335,410,579
Class B	150,608,508
Class C	161,940,513
Class I	27,146,764

Total net assets	$675,106,364

Shares outstanding (unlimited number of shares authorized)
Class A	98,599,783
Class B	44,274,985
Class C	47,607,393
Class I	7,981,283

Net asset value per share
Class A	$3.40
Class A — Offering price (based on sales charge of 4.75%)	$3.57
Class B	$3.40
Class C	$3.40
Class I	$3.40

See Notes to Financial Statements

21

STATEMENT OF OPERATIONS

Year Ended April 30, 2007

Investment income
Interest (net foreign withholding taxes of $1,164)	$58,651,970
Income from affiliate	1,170,822
Securities lending	414,205
Dividends	35,806

Total investment income	60,272,803

Expenses
Advisory fee	3,171,045
Distribution Plan expenses
Class A	1,063,877
Class B	1,601,454
Class C	1,769,506
Administrative services fee	727,947
Transfer agent fees	1,401,174
Trustees’ fees and expenses	13,735
Printing and postage expenses	88,801
Custodian and accounting fees	208,090
Registration and filing fees	124,543
Professional fees	41,001
Interest expense	31,616
Other	28,660

Total expenses	10,271,449
Less: Expense reductions	(45,762)
Expense reimbursements	(130,969)

Net expenses	10,094,718

Net investment income	50,178,085

Net realized and unrealized gains or losses on investments
Net realized gains on investments	2,935,671
Net change in unrealized gains or losses on investments	14,090,164

Net realized and unrealized gains or losses on investments	17,025,835

Net increase in net assets resulting from operations	$67,203,920

See Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,

	2007		2006

Operations
Net investment income		$50,178,085		$62,351,931
Net realized gains or losses on
investments		2,935,671		(8,091,668)
Net change in unrealized gains or
losses on investments		14,090,164		9,546,925

Net increase in net assets resulting
from operations		67,203,920		63,807,188

Distributions to shareholders from
Net investment income
Class A		(25,511,393)		(31,245,428)
Class B		(10,353,425)		(12,543,324)
Class C		(11,450,486)		(15,403,177)
Class I		(2,935,746)		(4,575,274)

Total distributions to shareholders		(50,251,050)		(63,767,203)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	8,872,464	29,361,786	24,776,857	83,068,682
Class B	2,878,309	9,532,702	4,135,694	13,808,738
Class C	3,575,958	11,831,397	4,431,167	14,748,116
Class I	2,598,618	8,626,874	9,285,824	31,101,831

		59,352,759		142,727,367

Net asset value of shares issued in
reinvestment of distributions
Class A	5,100,535	16,899,566	6,413,132	21,422,043
Class B	1,480,905	4,906,603	1,806,924	6,033,111
Class C	1,774,970	5,879,356	2,451,404	8,188,773
Class I	418,042	1,382,768	494,768	1,650,619

		29,068,293		37,294,546

Automatic conversion of Class B
shares to Class A shares
Class A	1,001,277	3,327,267	1,188,644	3,971,959
Class B	(1,001,277)	(3,327,267)	(1,188,644)	(3,971,959)

		0		0

Payment for shares redeemed
Class A	(33,580,433)	(111,126,729)	(56,163,187)	(187,595,502)
Class B	(12,379,615)	(40,950,431)	(15,347,963)	(51,155,220)
Class C	(18,676,545)	(61,740,275)	(30,896,580)	(102,833,318)
Class I	(10,228,849)	(33,976,494)	(12,796,893)	(42,836,974)

		(247,793,929)		(384,421,014)

Net decrease in net assets resulting
from capital share transactions		(159,372,877)		(204,399,101)

Total decrease in net assets		(142,420,007)		(204,359,116)
Net assets
Beginning of period		817,526,371	1,021,885,487

End of period	$ 675,106,364		$ 817,526,371

Overdistributed net investment income		$(955,531)		$(1,742,300)

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen High Yield Bond Fund (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

24

NOTES TO FINANCIAL STATEMENTS continued

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes

25

NOTES TO FINANCIAL STATEMENTS continued

accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to consent fees on tendered bonds and premium amortization. During the year ended April 30, 2007, the following amounts were reclassified:

Overdistributed net investment income	$859,734
Accumulated net realized losses on investments	(859,734)

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase.

Effective October 1, 2006, Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, became the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended April 30, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $130,969.

26

NOTES TO FINANCIAL STATEMENTS continued

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended April 30, 2007, the transfer agent fees were equivalent to an annual rate of 0.19% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended April 30, 2007, the Fund paid brokerage commissions of $1,005 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended April 30, 2007, EIS received $27,746 from the sale of Class A shares and $489,589 and $3,169 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $332,460,393 and $432,362,767, respectively, for the year ended April 30, 2007.

During the year ended April 30, 2007, the Fund loaned securities to certain brokers. At April 30, 2007, the value of securities on loan and the total value of collateral received for securities loaned (including segregated cash) amounted to $76,661,410 and $78,971,398, respectively.

On April 30, 2007, the aggregate cost of securities for federal income tax purposes was $719,953,644. The gross unrealized appreciation and depreciation on securities based on tax cost was $26,390,740 and $2,419,117, respectively, with a net unrealized appreciation of $23,971,623.

27

NOTES TO FINANCIAL STATEMENTS continued

As of April 30, 2007, the Fund had $137,359,520 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2014	2015

$19,168,229	$38,451,200	$57,513,490	$15,936,101	$1,353,885	$4,936,615

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2007, the Fund incurred and will elect to defer post-October losses of $58,231.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2007, the components of distributable earnings on a tax basis were as follows:

		Capital Loss
		Carryovers
		and
Overdistributed	Unrealized	Post-October
Ordinary Income	Appreciation	Losses

$1,513,440	$23,971,623	$137,417,751

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and premium amortization.

The tax character of distributions paid were $50,251,050 and $63,767,203 of ordinary income for the years ended April 30, 2007 and April 30, 2006, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

28

NOTES TO FINANCIAL STATEMENTS continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% .

During the year ended April 30, 2007, the Fund had average borrowings outstanding of $540,447 at an average rate of 5.85% and paid interest of $31,616.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees

29

NOTES TO FINANCIAL STATEMENTS continued

earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

30

NOTES TO FINANCIAL STATEMENTS continued

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

31

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen High Yield Bond Fund, a series of Evergreen Fixed Income Trust, as of April 30, 2007, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen High Yield Bond Fund, as of April 30, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 28, 2007

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35

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

36

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

566660 rv4 06/2007

Evergreen Institutional Mortgage Portfolio

Evergreen

INSTITUTIONAL MORTGAGE PORTFOLIO

Annual Report
as of April 30, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
8	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
23	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Institutional Mortgage Portfolio covering the twelve-month period ended April 30, 2007.

The domestic fixed-income markets generated healthy results during the twelve-month period in an environment supported by persistent growth and the prospect of stable interest rates. While the economic expansion decelerated as the period progressed, continued gains in business profits helped support the performance of corporate debt securities, including lower-quality, higher-yielding bonds, which generally outperformed high-grade and investment-grade debt. The fiscal year began on a harsh note in the spring of 2006 amid rising inflationary concerns, accompanied by anxieties about the potential economic impacts of repeated interest rate hikes by the Federal Reserve Board (the “Fed”). However, the markets were calmed in both the summer and autumn by the combination of receding commodity prices and the Fed’s policy to leave short-term interest rates unchanged. Over the full twelve-month period, the yield curve flattened — the difference between short-term yields and long-term yields narrowed. In this environment, longer-maturity bonds, especially those with maturities of 20 to 30 years, tended to outperform the overall bond market.

LETTER TO SHAREHOLDERS continued

Solid returns in both the nation’s equity and fixed-income markets came against a backdrop of persistent economic growth during most of the period. Gross Domestic Product grew by a rate of 3.3% over 2006 then decelerated to an annualized rate of 1.3% in the first quarter of 2007. The slump in the housing industry was a major factor that contributed to the slowdown, which came in the face of strong employment, rising wages and gains in both personal consumption and business investment.

In this environment, the teams managing the higher-quality portfolios, including Evergreen Core Bond Fund, Evergreen U.S. Government Fund and Evergreen Institutional Mortgage Portfolio, assessed factors such as employment and inflationary trends, Fed policy, and interest-rate expectations in making their decisions. At the same time, the managers supervising Evergreen High Yield Bond Fund and Evergreen Select High Yield Bond Fund tended to position their more credit-sensitive portfolios relatively cautiously as the relative yield advantages of lower-quality corporate bonds appeared to tighten. The managers of Evergreen Diversified Bond Fund also sought opportunities in the high-yield market, while maintaining a healthy exposure to investment-grade securities. The managers of Evergreen Diversified Income Builder Fund, meanwhile, looked at broad interest-rate trends, opportunities in the credit markets, and the effects of currency fluctuations in making decisions on sector and industry allocations and individual security selections.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of April 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Managers:

• Robert A. Calhoun, CFA

• Mehmet Camurdan, CFA

• Todd C. Kuimjian, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 6/19/2002

Class I
Class inception date	6/19/2002
Nasdaq symbol	EMSFX
Average annual return
1-year	7.51%
Since portfolio inception	4.44%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please go to EvergreenInvestments.com/fundperformance. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The advisor is reimbursing the fund for a portion of other expenses. Had expenses not been reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $1,000,000 investment in the Evergreen Institutional Mortgage Portfolio Class I shares versus a similar investment in the Merrill Lynch Mortgage Master Index† (MLMMI) and the Consumer Price Index (CPI).

The MLMMI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class I shares returned 7.51% for the twelve-month period ended April 30, 2007. During the same period, the MLMMI† returned 7.44% .

The fund seeks to maximize total return through a combination of current income and capital growth.

Mortgage-backed securities tended to do well during the period, which was marked by generally declining interest rates in the fixed-income markets. The yield on the two-year Treasury, for example, fell by 28 basis points while yields on the 10-year and 30-year Treasuries declined by 43 and 35 basis points, respectively. The Federal Reserve Board (the “Fed”) raised the fed funds rate to 5.25% in June 2006 but then left the influential short-term interest rate unchanged for the remainder of the fiscal year. Over the course of the period, market interest rate changes moved up or down as investors’ concerns changed. Rates rose when worries about inflationary pressures dominated market sentiment and fell when investors became more concerned about slowing economic growth and the possibility that the Fed might cut short-term rates. While the expansion of the economy appeared to decelerate as the fiscal year progressed, corporate profits continued to climb and the corporate bond sector turned in the best performance in the fixed-income market. Lower quality tiers of the investment-grade universe (securities rated A and BBB) outperformed other investment-grade sectors (those rated AA and above). The most notable indication of a slowdown in the economy was seen in the housing industry, which saw its largest declines at the end of 2006. This led to increased concerns about the sub-prime mortgage market, which saw rising delinquency and default rates, resulting in underperformance of lower-quality mortgage-backed securities.

In this environment, we kept the fund well diversified relative to the overall mortgage market. We emphasized investments that provided a relatively predictable cash flow while trying to protect the fund’s net asset value against changes in interest rates. While most of the mortgage market is composed of 15- and 30-year mortgage pass-through securities, we underweighted this area. In our diversification effort, we invested in commercial mortgage-backed securities, agency mortgage-backed CMOs, asset-backed securities and Fannie Mae delegated underwriting and servicing (“DUS”) securities. These are Fannie Mae securities issued under the DUS program, which is for loans on multifamily housing, typically apartment buildings. These AAA-rated securities have underlying collateral and therefore provide greater credit protection and offer a higher yield than many alternatives.

Lower-rated commercial mortgages and asset-backed securities performed poorly in the final few months of the period, particularly as problems became evident in the sub-prime mortgage market. Our exposure to these areas detracted from results. However, the fund’s emphasis on high-quality, AAA-rated mortgages added to results. Our positions in hybrid adjustable-rate mortgage securities also supported performance, as they were the best-performing part of the mortgage market during the period. Also helping performance was our exposure to the Fannie Mae DUS securities, which outperformed government agency securities.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates) and through special arrangements entered into on behalf of Evergreen funds with certain financial services firms.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

† Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of April 30, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2006	4/30/2007	Period*
Actual
Class I	$ 1,000.00	$ 1,029.69	$ 1.01
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,023.80	$ 1.00

* Expenses are equal to the Fund’s annualized expense ratio (0.20% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS I	2007	2006	2005	2004	2003[1]

Net asset value, beginning of period	$ 9.57	$ 9.89	$ 9.89	$ 10.18	$ 10.00

Income from investment operations
Net investment income (loss)	0.48	0.43	0.35	0.35	0.40
Net realized and unrealized gains or losses on investments	0.22	(0.29)	0.10	(0.18)	0.23

Total from investment operations	0.70	0.14	0.45	0.17	0.63

Distributions to shareholders from
Net investment income	(0.49)	(0.46)	(0.45)	(0.45)	(0.40)
Net realized gains	0	0	0	(0.01)	(0.05)

Total distributions to shareholders	(0.49)	(0.46)	(0.45)	(0.46)	(0.45)

Net asset value, end of period	$ 9.78	$ 9.57	$ 9.89	$ 9.89	$ 10.18

Total return	7.51%	1.45%	4.66%	1.63%	6.45%

Ratios and supplemental data
Net assets, end of period (thousands)	$62,263	$58,552	$45,997	$48,032	$28,423
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.20%	0.20%	0.20%	0.20%	0.12%[2]
Expenses excluding waivers/reimbursements
and expense reductions	0.23%	0.21%	0.24%	0.28%	0.45%[2]
Net investment income (loss)	4.97%	4.37%	3.44%	3.33%	4.74%[2]
Portfolio turnover rate	131%	121%	177%	327%	148%

1 For the period from June 19, 2002 (commencement of operations), to April 30, 2003.

2 Annualized

See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS

April 30, 2007

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.1%
FIXED-RATE 3.6%
FHLMC:
6.90%, 12/01/2010	$545,000	$578,861
6.98%, 10/01/2020	439,013	463,738
FNMA:
6.01%, 02/01/2012	320,571	332,572
6.65%, 12/01/2007	219,133	218,875
6.79%, 07/01/2009	90,653	92,629
6.91%, 07/01/2009	276,336	282,476
7.09%, 07/01/2009	272,736	280,208

		2,249,359

FLOATING-RATE 0.5%
FNMA, 7.25%, 12/01/2010	264,671	281,122

Total Agency Commercial Mortgage-Backed Securities
(cost $2,712,195)		2,530,481

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 17.1%
FIXED-RATE 17.1%
FHLMC:
Ser. 2656, Class BG, 5.00%, 10/15/2032	840,000	827,094
Ser. 2748, Class LE, 4.50%, 12/15/2017	710,000	692,060
Ser. 2841, Class PC, 5.50%, 07/15/2030	870,000	875,559
Ser. 2856, Class PC, 5.50%, 08/15/2030	565,000	567,831
Ser. 2941, Class XC, 5.00%, 12/15/2030	550,000	543,613
Ser. 3015, Class EM, 5.00%, 10/15/2033	515,000	498,355
Ser. 3072, Class NK, 5.00%, 05/15/2031	385,643	382,624
Ser. 3079, Class MD, 5.00%, 03/15/2034	550,000	531,800
Ser. 3082, Class PJ, 5.00%, 09/15/2034	550,000	531,225
Ser. 3096, Class LD, 5.00%, 01/15/2034	605,000	583,593
Ser. 3104, Class QD, 5.00%, 05/15/2034	550,000	530,960
FNMA:
Ser. 2001-71, Class QE, 6.00%, 12/25/2016	260,600	265,375
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	1,339,303	1,323,866
Ser. 2004-60, Class PA, 5.50%, 04/25/2034	575,049	578,765
Ser. 2004-90, Class LH, 5.00%, 04/25/2034	590,000	574,134
Ser. 2005-20, Class QE, 5.00%, 10/25/2030	730,000	719,885
Ser. 2005-38, Class QJ, 5.50%, 03/25/2033	597,789	599,056

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $10,523,341)		10,625,795

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

April 30, 2007

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 49.6%
FIXED-RATE 42.7%
FHLMC:
4.50%, 04/01/2035	$1,157,948	$1,090,097
5.00%, 04/01/2021	822,102	811,158
6.50%, 09/01/2019	445,422	456,871
FHLMC 30 year, 5.50%, TBA #	2,390,000	2,363,858
FNMA:
4.06%, 06/01/2013	588,000	556,762
4.50%, 04/01/2019	351,084	340,595
4.83%, 03/01/2013	661,551	656,454
5.43%, 04/01/2036	633,205	635,720
5.50%, 08/01/2035 - 09/01/2035	2,758,817	2,732,600
5.78%, 11/01/2011	781,947	803,081
5.88%, 09/01/2012	404,475	419,385
6.01%, 05/01/2011	407,133	421,080
6.09%, 05/01/2011	532,367	547,976
6.15%, 05/01/2011	223,190	229,873
6.22%, 04/01/2008	504,927	505,135
7.00%, 05/01/2032	63,150	66,023
7.27%, 02/01/2010	480,351	500,046
7.50%, 11/01/2029 - 12/01/2029	22,147	23,228
7.63%, 04/01/2010	184,439	193,928
FNMA 15 year:
5.00%, TBA #	6,305,000	6,216,339
5.50%, TBA #	1,640,000	1,642,562
FNMA 30 year, 6.00%, TBA #	5,360,000	5,401,872

		26,614,643

FLOATING-RATE 6.9%
FHLMC:
5.34%, 12/01/2035	504,698	503,255
5.77%, 05/01/2036	566,567	571,823
FNMA:
5.32%, 09/01/2035	357,690	355,140
5.45%, 01/01/2036	743,153	749,307
5.48%, 03/01/2036	714,416	717,017
5.87%, 07/01/2036	653,293	658,429
5.93%, 11/01/2036	534,208	539,151
GNMA, 5.50%, 07/20/2030	169,073	171,658

		4,265,780

Total Agency Mortgage-Backed Pass Through Securities
(cost $31,005,532)		30,880,423

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 1.0%
FNMA, Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033 (cost $658,757)	632,387	629,357

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

April 30, 2007

	Principal
	Amount	Value

ASSET-BACKED SECURITIES 1.9%
Deutsche Securities, Inc.:
Ser. 2005-3, Class 4A5, 5.25%, 06/25/2035	$190,000	$188,394
Ser. 2006-AB2, Class A3, 6.27%, 06/25/2036	575,000	582,797
Morgan Stanley Mtge. Trust, Ser. 2006-2, Class 5A3, 5.50%, 02/25/2036	290,000	283,476
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	155,291	154,544

Total Asset-Backed Securities (cost $1,203,812)		1,209,211

COMMERCIAL MORTGAGE-BACKED SECURITIES 13.3%
FIXED-RATE 12.3%
Banc of America Comml. Mtge. Securities, Inc., Ser. 2004-4, Class A6, 4.88%,
07/10/2042	1,000,000	976,558
Citigroup/Deutsche Bank Comml. Mtge. Trust, Ser. 2006-CD3, Class A5, 5.62%,
10/15/2048	790,000	803,260
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-C3, Class A5, 3.94%, 05/15/2038	640,000	598,570
Ser. 2003-C5, Class A4, 4.90%, 12/15/2036	700,000	686,701
GMAC Comml. Mtge. Securities, Inc., Ser. 2004-C2, Class A4, 5.30%,
08/10/2038	760,000	760,775
Goldman Sachs Mtge. Securities Corp. II, Ser. 2003-C1, Class A1, 2.90%,
01/10/2040	188,015	186,442
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB8, Class A4, 4.40%, 01/12/2039	840,000	798,522
Ser. 2006-LDP9, Class A3, 5.34%, 05/15/2047	400,000	397,550
Ser. 2007-LDPX, Class A3, 5.42%, 05/15/2049	735,000	741,938
LB-UBS Comml. Mtge. Trust, Ser. 2003-C3, Class A4, 4.17%, 05/15/2032	440,000	416,582
Merrill Lynch/Countrywide Comml. Mtge. Trust, Ser. 2006-4, Class A3, 5.17%,
12/12/2049	390,000	383,524
Morgan Stanley Capital I, Inc., Ser. 2003-T11, Class A4, 5.15%, 06/13/2041	670,000	666,757
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	236,456	231,080

		7,648,259

FLOATING-RATE 1.0%
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2004-PNC1,
Class A4, 5.54%, 06/12/2041	605,000	611,085

Total Commercial Mortgage-Backed Securities (cost $8,260,722)		8,259,344

U.S. TREASURY OBLIGATIONS 2.8%
U.S. Treasury Notes:
3.00%, 02/15/2009 (p)	1,500,000	1,457,989
4.875%, 08/15/2016 (p)	305,000	310,695

Total U.S. Treasury Obligations (cost $1,768,962)		1,768,684

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 2.3%
FIXED-RATE 0.3%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.78%,
05/25/2035	230,000	227,366

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

April 30, 2007

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FLOATING-RATE 2.0%
Washington Mutual, Inc., Ser. 2005-AR5, Class A5, 4.67%, 05/25/2035	$ 690,000	$679,840
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR07, Class 2A5, 5.61%,
05/25/2036	560,000	563,736

		1,243,576

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $1,459,128)		1,470,942

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 3.1%
FLOATING-RATE 3.1%
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR11, Class 3A1, 5.85%,
06/25/2036	523,069	527,583
MASTR Reperforming Loan Trust, Ser. 2006-2, Class 1A1, 5.90%, 05/25/2046
144A	484,897	486,395
Residential Funding Mtge. Securities, Ser. 2006-SA2, Class 2A1, 5.87%,
08/25/2036	535,941	538,637
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.60%,
07/25/2036	398,020	398,687

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $1,938,658)		1,951,302

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 2.4%
REPURCHASE AGREEMENTS ^ 2.4%
Bank of America Corp., 5.33%, dated 04/30/2007, maturing 05/01/2007,
maturity value $1,494,424 (cost $1,494,203)	1,494,203	1,494,203

	Shares	Value

SHORT-TERM INVESTMENTS 27.0%
MUTUAL FUND SHARES 27.0%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø ##
(cost $16,788,925)	16,788,925	16,788,925

Total Investments (cost $77,814,235) 124.6%		77,608,667
Other Assets and Liabilities (24.6%)		(15,345,930)

Net Assets 100.0%		$62,262,737

#	When-issued or delayed delivery security
(p)	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 35 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2007

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
TBA	To Be Announced

The following table shows the percent of total investments (excluding collateral from securities on loan and segregated cash and cash equivalents) by credit quality based on Moody’s and Standard & Poor’s ratings as of April 30, 2007 (unaudited):

AAA	100%

The following table shows the percent of total investments (excluding collateral from securities on loan and segregated cash and cash equivalents) based on effective maturity as of April 30, 2007 (unaudited):

Less than 1 year	4.2%
1 to 3 year(s)	8.8%
3 to 5 years	42.9%
5 to 10 years	43.0%
10 to 20 years	1.1%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007

Assets
Investments in securities, at value (cost $61,025,310) including $1,766,693 of securities
loaned	$60,819,742
Investments in affiliated money market fund, at value (cost $16,788,925)	16,788,925

Total investments	77,608,667
Receivable for securities sold	1,304,360
Principal paydown receivable	15,804
Receivable for Fund shares sold	1,664,599
Interest receivable	302,350
Receivable for securities lending income	117
Receivable from investment advisor	132
Prepaid expenses and other assets	2,096

Total assets	80,898,125

Liabilities
Dividends payable	159,520
Payable for securities purchased	16,965,269
Unrealized losses on total return swap transactions	1,211
Payable for securities on loan	1,494,203
Due to custodian bank	958
Due to related parties	666
Accrued expenses and other liabilities	13,561

Total liabilities	18,635,388

Net assets	$62,262,737

Net assets represented by
Paid-in capital	$63,799,301
Overdistributed net investment income	(130,238)
Accumulated net realized losses on investments	(1,199,547)
Net unrealized losses on investments	(206,779)

Total net assets	$62,262,737

Shares outstanding (unlimited number of shares authorized)
Class I	6,363,924

Net asset value per share
Class I	$9.78

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Year Ended April 30, 2007

Investment income
Interest	$2,477,324
Income from affiliate	602,798
Securities lending	598

Total investment income	3,080,720

Expenses
Administrative services fee	59,337
Transfer agent fees	2,697
Trustees’ fees and expenses	898
Printing and postage expenses	17,600
Custodian and accounting fees	20,985
Registration and filing fees	13,069
Professional fees	21,077
Other	743

Total expenses	136,406
Less: Expense reductions	(2,254)
Expense reimbursements	(14,973)

Net expenses	119,179

Net investment income	2,961,541

Net realized and unrealized gains or losses on investments
Net realized gains on investments	294,672
Net change in unrealized gains or losses on investments	1,150,448

Net realized and unrealized gains or losses on investments	1,445,120

Net increase in net assets resulting from operations	$4,406,661

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,

	2007		2006

Operations
Net investment income		$2,961,541		$2,281,754
Net realized gains or losses on
investments		294,672		(620,215)
Net change in unrealized gains or losses
on investments		1,150,448		(989,569)

Net increase in net assets resulting from
operations		4,406,661		671,970

Distributions to shareholders from
net investment income		(3,032,386)		(2,474,782)

	Shares		Shares

Capital share transactions
Proceeds from shares sold	3,261,841	31,539,512	3,547,339	34,596,127
Net asset value of shares issued in
reinvestment of distributions	82,713	802,545	73,142	713,879
Payment for shares redeemed	(3,097,034)	(30,005,109)	(2,153,232)	(20,953,110)

Net increase in net assets resulting from
capital share transactions		2,336,948		14,356,896

Total increase in net assets		3,711,223		12,554,084
Net assets
Beginning of period		58,551,514		45,997,430

End of period		$62,262,737		$58,551,514

Overdistributed net investment income		$(130,238)		$(78,874)

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional Mortgage Portfolio (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class I shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy

16

NOTES TO FINANCIAL STATEMENTS continued

pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Total return swaps

The Fund may enter into total return swaps. Total return swaps involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

f. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

17

NOTES TO FINANCIAL STATEMENTS continued

g. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

h. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

i. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage paydown gains and losses. During the year ended April 30, 2007, the following amounts were reclassified:

Overdistributed net investment income	$19,481
Accumulated net realized losses on investments	(19,481)

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund. The Fund does not pay a fee for the investment advisory service.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually reimburse expenses in order to limit operating expenses. During the year ended April 30, 2007, EIMC voluntarily reimbursed other expenses in the amount of $14,973.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and

18

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the year ended April 30, 2007:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$82,314,875	$12,671,232	$78,240,463	$10,490,741

During the year ended April 30, 2007, the Fund loaned securities to certain brokers. At April 30, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $1,766,693 and $1,813,108, respectively. Of the total value of the collateral received for securities on loan, $318,905 represents the market value of U.S. government agency securities received as non-cash collateral.

At April 30, 2007, the Fund had the following open total return swap agreement:

	Notional			Unrealized
Expiration	Amount	Swap Description	Counterparty	Loss

11/1/2007	$1,000,000	Agreement dated 4/23/2007 to	Lehman Brothers	$1,211
		receive 35 basis points and to
		receive the positive spread return or
		pay the negative spread return on
		the Lehman Brothers CMBS AAA
		8.5+yr Index which are multiplied
		by the Lehman notional amount.

On April 30, 2007, the aggregate cost of securities for federal income tax purposes was $77,817,124. The gross unrealized appreciation and depreciation on securities based on tax cost was $312,239 and $520,696, respectively, with a net unrealized depreciation of $208,457.

As of April 30, 2007, the Fund had $1,196,658 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2012	2013	2014	2015

$512,937	$77,895	$392,403	$213,423

19

NOTES TO FINANCIAL STATEMENTS continued

5. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2007, the Fund did not participate in the interfund lending program.

6. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2007, the components of distributable earnings on a tax basis were as follows:

Overdistributed	Unrealized	Capital Loss
Ordinary Income	Depreciation	Carryovers

$131,449	$208,457	$1,196,658

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and mark-to-market on total return swaps.

The tax character of distributions paid were $3,032,386 and $2,474,782 of ordinary income for the years ended April 30, 2007 and April 30, 2006, respectively.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% .

20

NOTES TO FINANCIAL STATEMENTS continued

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meet-

21

NOTES TO FINANCIAL STATEMENTS continued

ings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional Mortgage Portfolio, a series of Evergreen Fixed Income Trust, as of April 30, 2007, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional Mortgage Portfolio, as of April 30, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 28, 2007

23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

573633 rv2 06/2007

Evergreen Diversified Income Builder Fund

Evergreen

DIVERSIFIED INCOME BUILDER FUND
FORMERLY, STRATEGIC INCOME FUND

Annual Report
as of April 30, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
26	STATEMENT OF ASSETS AND LIABILITIES
27	STATEMENT OF OPERATIONS
28	STATEMENTS OF CHANGES IN NET ASSETS
29	NOTES TO FINANCIAL STATEMENTS
38	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
39	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2007

Dennis H. Ferro

President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Diversified Income Builder Fund covering the twelve-month period ended April 30, 2007.

The domestic fixed-income markets generated healthy results during the twelve-month period in an environment supported by persistent growth and the prospect of stable interest rates. While the economic expansion decelerated as the period progressed, continued gains in business profits helped support the performance of corporate debt securities, including lower-quality, higher-yielding bonds, which generally outperformed high-grade and investment-grade debt. The fiscal year began on a harsh note in the spring of 2006 amid rising inflationary concerns, accompanied by anxieties about the potential economic impacts of repeated interest rate hikes by the Federal Reserve Board (the “Fed”). However, the markets were calmed in both the summer and autumn by the combination of receding commodity prices and the Fed’s policy to leave short-term interest rates unchanged. Over the full twelve-month period, the yield curve flattened — the difference between short-term yields and long-term yields narrowed. In this environment, longer-maturity bonds, especially those with maturities of 20 to 30 years, tended to outperform the overall bond market.

1

LETTER TO SHAREHOLDERS continued

Solid returns in both the nation’s equity and fixed-income markets came against a backdrop of persistent economic growth during most of the period. Gross Domestic Product grew by a rate of 3.3% over 2006 then decelerated to an annualized rate of 1.3% in the first quarter of 2007. The slump in the housing industry was a major factor that contributed to the slowdown, which came in the face of strong employment, rising wages and gains in both personal consumption and business investment.

In this environment, the teams managing the higher-quality portfolios, including Evergreen Core Bond Fund, Evergreen U.S. Government Fund and Evergreen Institutional Mortgage Portfolio, assessed factors such as employment and inflationary trends, Fed policy, and interest-rate expectations in making their decisions. At the same time, the managers supervising Evergreen High Yield Bond Fund and Evergreen Select High Yield Bond Fund tended to position their more credit-sensitive portfolios relatively cautiously as the relative yield advantages of lower-quality corporate bonds appeared to tighten. The managers of Evergreen Diversified Bond Fund also sought opportunities in the high-yield market, while maintaining a healthy exposure to investment-grade securities. The managers of Evergreen Diversified Income Builder Fund, meanwhile, looked at broad interest-rate trends, opportunities in the credit markets, and the effects of currency fluctuations in making decisions on sector and industry allocations and individual security selections.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at

EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of April 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Margaret D. Patel†

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

† Effective April 23, 2007, Margaret D. Patel became a portfolio manager of the fund. Effective June 1, 2007, Ms. Patel will assume sole day-to-day management responsibility of the fund.

4

PERFORMANCE AND RETURNS

Portfolio inception date: 4/14/1987
	Class A	Class B	Class C	Class I
Class inception date	4/14/1987	2/1/1993	2/1/1993	1/13/1997

Nasdaq symbol	EKSAX	EKSBX	EKSCX	EKSYX

Average annual return*

1-year with sales charge	1.57%	0.94%	4.94%	N/A

1-year w/o sales charge	6.71%	5.94%	5.94%	7.02%

5-year	7.12%	7.08%	7.39%	8.47%

10-year	5.95%	5.67%	5.67%	6.83%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Diversified Income Builder Fund Class A shares versus a similar investment in the Evergreen Diversified Income Builder Blended Index^ (EDIBBI), the JPMorgan Global Government Bond Index Excluding U.S. (JPMGXUS), the Lehman Brothers Aggregate Bond Index (LBABI), the Merrill Lynch High Yield Master Index (MLHYMI) and the Consumer Price Index (CPI).

The EDIBBI, the JPMGXUS, the LBABI and the MLHYMI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 6.71% for the twelve-month period ended April 30, 2007, excluding any applicable sales charges. During the same period, the EDIBBI returned 9.49%, the JPMGXUS returned 6.11%, the LBABI returned 7.36% and the MLHYMI returned 12.25% .

The fund seeks high current income from investments in income-producing securities. Secondarily, the fund considers potential for growth of capital in selecting securities.

During the fiscal year, the fund pursued a highly diversified strategy, with significant exposure to four asset classes: foreign government bonds; emerging market debt; domestic high-yield bonds; and U.S government bonds.

It was a volatile twelve-month period in the world currency markets. Global growth remained reasonably healthy, and the major central banks moved to a relatively neutral monetary stance, neither stimulative nor restrictive of economic growth, as fears of rising inflationary pressures abated somewhat in the second half of the period. Bond yields remained fairly stable, with recovery following a period of initial weakness. The U.S. dollar, which was volatile early in the fiscal year against other major currencies, returned to a weakening trend during the latter months of the period. In general, it was a good year for the emerging market debt sector of the capital markets. Aided by reasonably healthy global growth trends, the fundamentals of most emerging economies continued to improve and emerging market bonds tended to perform well relative to other fixed income classes. Despite evidence that economic growth was beginning to decelerate, corporations continued to generate improving profits. With strong cash flows, high-yield issuers generally had strong balance sheets with relatively little debt. Defaults on high-yield bonds continued to decline to very low levels. In this favorable environment, the lower quality tiers of the high-yield market outperformed the higher-quality tiers. Early in the period, the Federal Reserve Board’s two-year tightening of monetary policy concluded when the central bank raised the fed funds rate to 5.25% and then left it unchanged for the remainder of the fiscal year. As the period progressed, market interest rates trended down. Moreover, as investors anticipated stable monetary policy, interest rate volatility and yield spreads for mortgage- and asset-backed securities and corporate debt narrowed, and their returns improved relative to U.S. Treasuries.

The emerging market and U.S. government sleeves of the portfolio outperformed their benchmarks, while the international government and domestic high-yield sleeves lagged their benchmarks. The outperformance of the emerging market portfolio was the result of an overweighted position in the Euro, as well as above-benchmark exposures to Brazil, Russia, the Philippines and Mexico. The outperformance of the fund’s U.S. government sleeve was the result of the overweighting of mortgage-backed securities and a strategy of trading between different coupons based upon changes in interest rates and expected changes in principal prepayments. The underperformance of the international bond sleeve was primarily the result of the effects of currency volatility in the second quarter of 2006. The domestic high-yield portfolio trailed its benchmark principally because of our emphasis on the higher quality tiers of the high-yield market, which trailed the riskier parts of the high-yield universe during the period.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

The Evergreen Diversified Income Builder Blended Index is composed of the following indexes: MLHYMI (50%), JPMGXUS (25%) and LBABI (25%).

^ Effective June 1, 2007, Evergreen Strategic Income Blended Index changed its name to Evergreen Diversified Income Builder Blended Index.

†† Copyright

2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of April 30, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2006	4/30/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,043.01	$ 5.88
Class B	$ 1,000.00	$ 1,039.17	$ 9.66
Class C	$ 1,000.00	$ 1,039.19	$ 9.66
Class I	$ 1,000.00	$ 1,044.61	$ 4.56
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.04	$ 5.81
Class B	$ 1,000.00	$ 1,015.32	$ 9.54
Class C	$ 1,000.00	$ 1,015.32	$ 9.54
Class I	$ 1,000.00	$ 1,020.33	$ 4.51

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.16% for Class A, 1.91% for Class B, 1.91% for Class C and 0.90% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 6.32	$ 6.53	$ 6.38	$ 6.50	$ 5.83

Income from investment operations
Net investment income (loss)	0.33[1]	0.29[1]	0.33	0.34[1]	0.38[1]
Net realized and unrealized gains or losses on investments	0.08	(0.19)	0.19	0.07	0.68

Total from investment operations	0.41	0.10	0.52	0.41	1.06

Distributions to shareholders from
Net investment income	(0.31)	(0.31)	(0.35)	(0.37)	(0.39)
Net realized gains	0	0	(0.02)	(0.16)	0
Tax basis return of capital	(0.02)	0	0	0	0

Total distributions to shareholders	(0.33)	(0.31)	(0.37)	(0.53)	(0.39)

Net asset value, end of period	$ 6.40	$ 6.32	$ 6.53	$ 6.38	$ 6.50

Total return[2]	6.71%	1.59%	8.22%	6.24%	18.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$170,804	$199,501	$214,776	$202,017	$173,842
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.16%	1.17%	1.12%	1.21%	1.19%
Expenses excluding waivers/reimbursements
and expense reductions	1.20%	1.18%	1.12%	1.21%	1.19%
Net investment income (loss)	5.17%	4.57%	5.03%	5.10%	6.31%
Portfolio turnover rate	128%	100%	130%	129%	129%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS B	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 6.34	$ 6.55	$ 6.40	$ 6.52	$ 5.85

Income from investment operations
Net investment income (loss)	0.28[1]	0.25[1]	0.29	0.29[1]	0.34
Net realized and unrealized gains or losses on investments	0.09	(0.19)	0.19	0.07	0.67

Total from investment operations	0.37	0.06	0.48	0.36	1.01

Distributions to shareholders from
Net investment income	(0.27)	(0.27)	(0.31)	(0.32)	(0.34)
Net realized gains	0	0	(0.02)	(0.16)	0
Tax basis return of capital	(0.02)	0	0	0	0

Total distributions to shareholders	(0.29)	(0.27)	(0.33)	(0.48)	(0.34)

Net asset value, end of period	$ 6.42	$ 6.34	$ 6.55	$ 6.40	$ 6.52

Total return[2]	5.94%	0.89%	7.46%	5.49%	17.87%

Ratios and supplemental data
Net assets, end of period (thousands)	$54,955	$71,860	$98,852	$113,115	$107,968
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.90%	1.87%	1.83%	1.91%	1.94%
Expenses excluding waivers/reimbursements
and expense reductions	1.90%	1.87%	1.83%	1.91%	1.94%
Net investment income (loss)	4.43%	3.85%	4.34%	4.40%	5.54%
Portfolio turnover rate	128%	100%	130%	129%	129%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS C	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 6.33	$ 6.54	$ 6.39	$ 6.51	$ 5.84

Income from investment operations
Net investment income (loss)	0.28[1]	0.25[1]	0.29	0.29[1]	0.34[1]
Net realized and unrealized gains or losses on investments	0.09	(0.19)	0.19	0.07	0.67

Total from investment operations	0.37	0.06	0.48	0.36	1.01

Distributions to shareholders from
Net investment income	(0.27)	(0.27)	(0.31)	(0.32)	(0.34)
Net realized gains	0	0	(0.02)	(0.16)	0
Tax basis return of capital	(0.02)	0	0	0	0

Total distributions to shareholders	(0.29)	(0.27)	(0.33)	(0.48)	(0.34)

Net asset value, end of period	$ 6.41	$ 6.33	$ 6.54	$ 6.39	$ 6.51

Total return[2]	5.94%	0.88%	7.46%	5.49%	17.89%

Ratios and supplemental data
Net assets, end of period (thousands)	$55,110	$65,322	$79,539	$89,236	$68,207
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.90%	1.88%	1.83%	1.91%	1.93%
Expenses excluding waivers/reimbursements
and expense reductions	1.90%	1.88%	1.83%	1.91%	1.93%
Net investment income (loss)	4.43%	3.86%	4.34%	4.40%	5.66%
Portfolio turnover rate	128%	100%	130%	129%	129%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 6.22	$ 6.43	$ 6.28	$ 6.40	$ 5.74

Income from investment operations
Net investment income (loss)	0.34[1]	0.31[1]	0.34	0.35[1]	0.41[1]
Net realized and unrealized gains or losses on investments	0.08	(0.19)	0.19	0.07	0.64

Total from investment operations	0.42	0.12	0.53	0.42	1.05

Distributions to shareholders from
Net investment income	(0.32)	(0.33)	(0.36)	(0.38)	(0.39)
Net realized gains	0	0	(0.02)	(0.16)	0
Tax basis return of capital	(0.02)	0	0	0	0

Total distributions to shareholders	(0.34)	(0.33)	(0.38)	(0.54)	(0.39)

Net asset value, end of period	$ 6.30	$ 6.22	$ 6.43	$ 6.28	$ 6.40

Total return	7.02%	1.84%	8.58%	6.56%	19.09%

Ratios and supplemental data
Net assets, end of period (thousands)	$17,861	$20,424	$19,216	$26,711	$13,406
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	0.90%	0.88%	0.82%	0.91%	0.94%
Expenses excluding waivers/reimbursements
and expense reductions	0.90%	0.88%	0.82%	0.91%	0.94%
Net investment income (loss)	5.43%	4.88%	5.33%	5.42%	6.75%
Portfolio turnover rate	128%	100%	130%	129%	129%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2007

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.1%
FIXED-RATE 4.7%
FNMA:
4.44%, 04/01/2014	$405,934	$390,127
5.68%, 08/01/2016 ##	3,433,526	3,564,069
6.07%, 09/01/2013 ##	1,428,288	1,486,291
6.18%, 06/01/2013 ##	1,400,295	1,467,860
6.50%, 04/01/2017 ##	679,975	741,507
7.50%, 07/01/2010 ##	758,255	798,321
Ser. 1998-M5, Class D, 6.35%, 06/25/2020 ##	1,760,000	1,811,288
Ser. 2002-M1, Class C, 6.17%, 02/25/2016 ##	802,226	814,837
Ser. 2003-M1, Class B, 4.91%, 07/25/2020 ##	3,000,000	2,932,620

		14,006,920

FLOATING-RATE 2.4%
FHLMC:
7.80%, 03/25/2036	510,583	543,676
7.85%, 03/25/2036 ##	3,245,200	3,477,212
FNMA:
5.24%, 07/01/2035 ##	3,131,492	3,129,080
6.70%, 04/01/2011	68,050	70,691

		7,220,659

Total Agency Commercial Mortgage-Backed Securities
(cost $21,359,059)		21,227,579

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 2.6%
FLOATING-RATE 2.6%
FHLMC:
Ser. 1307, Class A, 5.98%, 06/15/2007	5,840	5,845
Ser. 1377, Class F, 5.875%, 09/15/2007	4,599	4,602
Ser. 2334, Class FO, 6.29%, 07/15/2031 ##	1,209,973	1,233,481
Ser. 2710, Class FY, 5.72%, 10/15/2018	355,641	357,558
FNMA:
Ser. 2001-61, Class FH, 5.92%, 11/18/2031	415,789	423,984
Ser. 2002-67, Class FA, 6.32%, 11/25/2032 ##	2,107,994	2,201,863
Ser. 2002-77, Class FA, 6.32%, 10/18/2030 ##	3,142,655	3,189,512
Ser. 2004-W2, Class 2A2, 7.00%, 02/25/2044	237,623	248,409
Ser. 2004-W2, Class 5A, 7.50%, 03/25/2044	163,892	173,073

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $7,816,809)		7,838,327

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 16.9%
FIXED-RATE 16.5%
FHLMC:
6.00%, 04/01/2036	$2,991,262	$3,017,355
7.50%, 05/01/2009	163,777	166,072
FHLMC 15 year, 5.50%, TBA #	8,285,000	8,297,941
FHLMC 30 year:
5.00%, TBA #	1,175,000	1,135,710
5.50%, TBA #	20,965,000	20,735,685
6.50%, TBA #	6,750,000	6,895,543
FNMA 30 year:
5.50%, TBA #	6,500,000	6,428,903
6.50%, TBA #	2,465,000	2,516,612
GNMA:
6.00%, 06/15/2031 - 09/15/2031	95,454	97,105
7.50%, 12/15/2030	35,217	36,914
8.00%, 10/15/2030	1,712	1,824

		49,329,664

FLOATING-RATE 0.4%
FNMA, 4.99%, 05/01/2035	1,017,824	1,011,056

Total Agency Mortgage-Backed Pass Through Securities
(cost $50,350,877)		50,340,720

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES 0.1%
FIXED-RATE 0.1%
FNMA, Ser. 2003-W1, Class 2A, 7.50%, 12/25/2042 (cost $284,996)	275,525	286,929

ASSET-BACKED SECURITIES 3.4%
C-Bass, Ltd., Ser. 11A, Class C, FRN, 6.70%, 09/15/2039 144A ##	4,315,000	4,323,241
Hertz Vehicle Financing, LLC., Ser. 2004-1A, Class A2, FRN, 2.38%, 05/25/2008
144A ## (h)	916,667	916,667
NovaStar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN, 5.82%, 02/08/2047
144A ##	4,000,000	3,963,520
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 6.91%, 01/25/2035 144A ##	875,000	883,890

Total Asset-Backed Securities (cost $10,091,372)		10,087,318

COMMERCIAL MORTGAGE-BACKED SECURITIES 2.9%
FLOATING-RATE 2.9%
Banc of America Large Loan, Ser. 2005-BBA6, Class G, 5.74%, 01/15/2019
144A	1,079,575	1,080,359
GMAC Comml. Mtge. Securities, Inc., Ser. 1997-C1, Class C, 6.90%, 09/15/2007	2,300,000	2,303,821
JPMorgan Chase Comml. Mtge. Securities, Inc., Ser. 2006-FL1A, Class A2, 5.50%,
02/15/2020 144A	5,394,000	5,398,154

Total Commercial Mortgage-Backed Securities (cost $8,784,242)		8,782,334

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007

	Principal
	Amount	Value

CORPORATE BONDS 29.9%
CONSUMER DISCRETIONARY 6.5%
Auto Components 0.5%
American Axle & Manufacturing Holdings, Inc., 5.25%, 02/11/2014	$460,000	$414,575
ArvinMeritor, Inc., 6.80%, 02/15/2009	81,000	80,798
Goodyear Tire & Rubber Co.:
9.00%, 07/01/2015 (p)	500,000	553,750
11.25%, 03/01/2011	110,000	120,725
Metaldyne Corp., 11.00%, 06/15/2012 (p)	285,000	282,150

		1,451,998

Automobiles 0.9%
DaimlerChrylser AG, 4.875%, 06/15/2010	1,000,000	991,339
Ford Motor Co., 7.45%, 07/16/2031 (p)	500,000	398,125
General Motors Corp., 8.375%, 07/15/2033 (p)	1,250,000	1,135,937

		2,525,401

Diversified Consumer Services 0.2%
Education Management, LLC, 8.75%, 06/01/2014	300,000	318,750
Service Corporation International, 6.75%, 04/01/2015 144A	110,000	111,650

		430,400

Hotels, Restaurants & Leisure 0.3%
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	1,000,000	1,015,000

Household Durables 0.2%
Libbey, Inc., FRN, 12.35%, 06/01/2011	550,000	607,750

Leisure Equipment & Products 0.0%
Remington Arms Company, Inc., 10.50%, 02/01/2011 (p)	30,000	31,200

Media 2.8%
AMC Entertainment, Inc., Ser. B, 8.625%, 08/15/2012	1,500,000	1,605,000
CCH I, LLC, 11.00%, 10/01/2015	325,000	346,937
Dex Media East, LLC, 9.875%, 11/15/2009	1,025,000	1,072,406
Lamar Media Corp., 6.625%, 08/15/2015	1,250,000	1,246,875
Mediacom Broadband, LLC, 8.50%, 10/15/2015 144A	550,000	574,750
Mediacom Communications Corp., 9.50%, 01/15/2013	1,750,000	1,811,250
Paxson Communications Corp., FRN, 11.61%, 01/15/2013 144A	850,000	888,250
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013	185,000	185,925
XM Satellite Radio Holdings, Inc., Class A, 9.75%, 05/01/2014 (p)	205,000	206,538
Young Broadcasting, Inc., Class A, 8.75%, 01/15/2014	424,000	415,520

		8,353,451

Multi-line Retail 0.2%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	500,000	553,750

Specialty Retail 0.7%
Baker & Taylor, Inc., 11.50%, 07/01/2013 144A	600,000	636,000
Payless ShoeSource, Inc., 8.25%, 08/01/2013	1,425,000	1,506,938

		2,142,938

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 0.7%
Levi Strauss & Co., 9.75%, 01/15/2015	$775,000	$854,437
Oxford Industries, Inc., 8.875%, 06/01/2011	400,000	417,000
Unifi, Inc., 11.50%, 05/15/2014	386,000	389,860
Warnaco Group, Inc., 8.875%, 06/15/2013	385,000	411,469

		2,072,766

CONSUMER STAPLES 0.2%
Food & Staples Retailing 0.2%
Wal-Mart Stores, Inc., 4.75%, 01/29/2013	300,000	574,272

ENERGY 4.0%
Energy Equipment & Services 0.8%
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	692,000	709,300
GulfMark Offshore, Inc., 7.75%, 07/15/2014	525,000	539,437
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	620,000	599,850
Parker Drilling Co., 9.625%, 10/01/2013	450,000	490,500

		2,339,087

Oil, Gas & Consumable Fuels 3.2%
Chesapeake Energy Corp., 6.875%, 01/15/2016	850,000	869,125
Cimarex Energy Co., 7.125%, 05/01/2017	80,000	81,200
Clayton Williams Energy, Inc., 7.75%, 08/01/2013 (p)	375,000	356,250
Delta Petroleum Corp., 7.00%, 04/01/2015	190,000	173,850
El Paso Corp., 7.75%, 06/01/2013	1,000,000	1,057,817
Encore Acquisition Co., 6.25%, 04/15/2014	1,000,000	937,500
Energy Partners, Ltd.:
9.75%, 04/15/2014 144A	95,000	97,137
10.48%, 04/15/2013 144A	30,000	30,638
Exco Resources, Inc., 7.25%, 01/15/2011	1,000,000	1,007,500
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	750,000	791,250
Peabody Energy Corp.:
5.875%, 04/15/2016	750,000	721,875
6.875%, 03/15/2013	440,000	447,700
Sabine Pass LNG, LP, 7.25%, 11/30/2013 144A	700,000	717,500
Targa Resources, Inc., 8.50%, 11/01/2013 144A	250,000	258,750
Williams Cos.:
7.50%, 01/15/2031	925,000	985,125
8.125%, 03/15/2012	1,000,000	1,095,000

		9,628,217

FINANCIALS 5.7%
Capital Markets 0.7%
Goldman Sachs Group, Inc., 6.875%, 01/15/2011	2,000,000	2,118,284

Commercial Banks 1.1%
Wells Fargo & Co., 5.38%, 03/10/2008	3,185,000	3,187,679

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance 2.6%
Ashtead Capital, Inc., 9.00%, 08/15/2016 144A	$700,000	$756,000
CCH II Capital Corp., 10.25%, 09/15/2010	1,500,000	1,605,000
Ford Motor Credit Co., 5.70%, 01/15/2010	1,000,000	964,282
General Electric Capital Corp., 6.125%, 02/22/2011	1,190,000	1,233,473
General Motors Acceptance Corp., 6.875%, 08/28/2012	1,500,000	1,500,597
NXP Funding, LLC, 7.875%, 10/15/2014 144A	800,000	836,000
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	1,100,000	1,056,000

		7,951,352

Insurance 0.5%
Crum & Forster Holdings Corp.:
7.75%, 05/01/2017 144A	320,000	323,200
10.375%, 06/15/2013	1,050,000	1,157,079

		1,480,279

Real Estate Investment Trusts 0.8%
Host Marriott Corp., Ser. J, 7.125%, 11/01/2013	750,000	776,250
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	1,000,000	1,018,750
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	765,000	765,000

		2,560,000

HEALTH CARE 1.2%
Health Care Equipment & Supplies 0.5%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	1,300,000	1,399,250

Health Care Providers & Services 0.7%
Community Health Systems, Inc., 6.50%, 12/15/2012	140,000	145,425
HCA, Inc.:
6.25%, 02/15/2013 (p)	20,000	18,450
9.25%, 11/15/2016 144A	1,100,000	1,201,750
HealthSouth Corp., 10.75%, 06/15/2016 144A	300,000	328,500
Sun Healthcare Group, Inc., 9.125%, 04/15/2015 144A	135,000	141,075
Tenet Healthcare Corp., 7.375%, 02/01/2013 (p)	50,000	47,250
Triad Hospitals, Inc., 7.00%, 05/15/2012	320,000	334,400

		2,216,850

INDUSTRIALS 1.7%
Aerospace & Defense 0.4%
DRS Technologies, Inc., 7.625%, 02/01/2018	1,000,000	1,052,500
Hawker Beechcraft Acquisition Corp.:
8.50%, 04/01/2015 144A	90,000	95,175
9.75%, 04/01/2017 144A (p)	70,000	75,250

		1,222,925

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Airlines 0.1%
Delta Air Lines, Inc.:
7.90%, 12/15/2009 (p) •	$345,000	$181,988
8.30%, 12/15/2029 (p) •	460,000	243,800

		425,788

Commercial Services & Supplies 0.2%
ARAMARK Corp., 8.50%, 02/01/2015 144A (p)	375,000	394,219
Mobile Mini, Inc., 6.875%, 05/01/2015 144A	135,000	135,675

		529,894

Machinery 0.7%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	875,000	896,875
RBS Global, Inc., 11.75%, 08/01/2016 (p)	1,000,000	1,115,000

		2,011,875

Trading Companies & Distributors 0.3%
Rental Service Corp., 9.50%, 12/01/2014 144A (p)	525,000	560,437
United Rentals, Inc., 6.50%, 02/15/2012	225,000	228,375

		788,812

INFORMATION TECHNOLOGY 1.0%
IT Services 0.7%
ipayment, Inc., 9.75%, 05/15/2014	90,000	94,163
SunGard Data Systems, Inc.:
9.125%, 08/15/2013	1,475,000	1,589,312
10.25%, 08/15/2015	400,000	442,000

		2,125,475

Semiconductors & Semiconductor Equipment 0.3%
Freescale Semiconductor, Inc., 8.875%, 12/15/2014 144A	825,000	830,156

MATERIALS 4.0%
Chemicals 1.6%
Huntsman International, LLC:
7.375%, 01/01/2015 144A (p)	575,000	598,000
11.50%, 07/15/2012	924,000	1,034,880
Lyondell Chemical Co., 10.50%, 06/01/2013	800,000	881,000
MacDermid, Inc., 9.50%, 04/15/2017 144A	291,000	303,367
Millenium America, Inc., 7.625%, 11/15/2026	140,000	138,950
Momentive Performance, Inc., 9.75%, 12/01/2014 144A (p)	285,000	302,813
Omnova Solutions, Inc., 11.25%, 06/01/2010	595,000	632,931
Tronox Worldwide, LLC, 9.50%, 12/01/2012	975,000	1,048,125

		4,940,066

Construction Materials 0.2%
CPG International, Inc., 10.50%, 07/01/2013	375,000	395,625
Dayton Superior Corp., 13.00%, 06/15/2009	90,000	92,700

		488,325

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Containers & Packaging 1.3%
Crown Americas, Inc., 7.75%, 11/15/2015	$1,000,000	$1,062,500
Exopack Holding Corp., 11.25%, 02/01/2014	230,000	250,125
Graham Packaging Co., 9.875%, 10/15/2014 (p)	160,000	166,400
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 (p)	1,200,000	1,213,500
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	1,075,000	1,097,844

		3,790,369

Metals & Mining 0.4%
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	130,000	140,888
8.375%, 04/01/2017	120,000	131,550
10.125%, 02/01/2010	1,000,000	1,050,630

		1,323,068

Paper & Forest Products 0.5%
Bowater, Inc., 6.50%, 06/15/2013 (p)	305,000	277,931
P.H. Glatfelter Co., 7.125%, 05/01/2016	400,000	404,500
Verso Paper Holdings, LLC, 11.375%, 08/01/2016 144A	630,000	677,250

		1,359,681

TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 0.9%
Level 3 Communications, Inc.:
5.875%, 01/15/2015	345,000	337,669
6.375%, 10/15/2015	1,000,000	1,000,000
Qwest Communications International, Inc., 7.875%, 09/01/2011	1,200,000	1,284,000

		2,621,669

Wireless Telecommunication Services 1.6%
Centennial Communications Corp.:
8.125%, 02/01/2014	959,000	998,559
10.00%, 01/01/2013	1,175,000	1,277,812
Dobson Communications Corp., 8.875%, 10/01/2013 (p)	1,175,000	1,217,594
MetroPCS Wireless, Inc., 9.25%, 11/01/2014 144A	500,000	536,250
Rural Cellular Corp.:
8.25%, 03/15/2012	450,000	477,000
9.75%, 01/15/2010 (p)	270,000	280,125

		4,787,340

UTILITIES 3.1%
Electric Utilities 1.7%
Allegheny Energy Supply Co., LLC, 8.25%, 04/15/2012 144A	475,000	517,750
CMS Energy Corp., 8.50%, 04/15/2011	40,000	43,850
Mirant North America, LLC, 7.375%, 12/31/2013 (p)	750,000	796,875
Mission Energy Holding Co., 13.50%, 07/15/2008	60,000	65,850
NRG Energy, Inc., 7.375%, 02/01/2016	1,500,000	1,561,875

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007

	Principal
	Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Electric Utilities continued
Orion Power Holdings, Inc., 12.00%, 05/01/2010	$800,000	$928,000
Reliant Energy, Inc., 6.75%, 12/15/2014	1,075,000	1,131,438

		5,045,638

Gas Utilities 0.5%
SEMCO Energy, Inc., 7.75%, 05/15/2013	1,350,000	1,404,495

Independent Power Producers & Energy Traders 0.9%
AES Corp., 7.75%, 03/01/2014	1,000,000	1,062,500
Dynegy, Inc., 8.375%, 05/01/2016	1,350,000	1,429,312
Tenaska, Inc., 7.00%, 06/30/2021 144A	333,182	338,706

		2,830,518

Total Corporate Bonds (cost $85,779,370)		89,166,018

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 10.1%
CONSUMER DISCRETIONARY 0.3%
Household Durables 0.1%
Taylor Woodrow plc, 6.625%, 02/07/2012 GBP	100,000	203,625

Media 0.2%
Central European Media Enterprise, Ltd., 8.25%, 05/15/2012 EUR	400,000	597,423

CONSUMER STAPLES 0.3%
Tobacco 0.3%
British American Tobacco plc, 5.75%, 12/09/2013 GBP	500,000	983,815

ENERGY 0.4%
Oil, Gas & Consumable Fuels 0.4%
Transco plc, 7.00%, 12/15/2008 AUD	1,500,000	1,252,346

FINANCIALS 8.4%
Capital Markets 0.7%
Goldman Sachs Group, Inc., 5.25%, 12/15/2015 GBP	650,000	1,241,072
Morgan Stanley, 5.375%, 11/14/2013 GBP	460,000	893,754

		2,134,826

Commercial Banks 3.0%
Australia & New Zealand Banking Group, Ltd., 6.00%, 03/01/2010 AUD	1,500,000	1,227,218
Eurofima, 5.50%, 09/15/2009 AUD	55,000	44,880
European Investment Bank:
5.75%, 09/15/2009 AUD	100,000	82,182
6.75%, 11/17/2008 NZD	4,550,000	3,323,881
Kreditanstalt für Wiederaufbau, 4.95%, 10/14/2014 CAD	2,665,000	2,485,859
National Australia Bank, Ltd., 5.50%, 01/15/2010 AUD	1,500,000	1,213,347
NV Bank Nerderlandse Gemeenten, 5.00%, 07/16/2010 AUD	880,000	703,554

		9,080,921

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
FINANCIALS continued
Consumer Finance 1.0%
General Electric Capital Corp., 5.25%, 12/10/2013 GBP	570,000	$1,108,162
KfW International Finance, Inc., 6.25%, 12/17/2007 NZD	2,380,000	1,743,503

		2,851,665

Diversified Financial Services 0.4%
Citigroup, Inc., 6.00%, 02/23/2009 AUD	1,354,000	1,116,235

Thrifts & Mortgage Finance 3.3%
Nykredit, 5.00%, 10/01/2035 DKK	29,424,181	5,344,457
Realkredit Danmark AS, 4.00%, 10/01/2035 DKK	7,696,900	1,291,071
Totalkredit, FRN, 4.39%, 01/01/2015 DKK	17,014,479	3,178,382

		9,813,910

INDUSTRIALS 0.1%
Machinery 0.1%
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	150,000	217,426

TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.6%
France Telecom, 7.50%, 03/14/2011 GBP 144A	900,000	1,898,510

Total Foreign Bonds - Corporate (Principal Amount Denominated in
Currency Indicated) (cost $27,870,427)		30,150,702

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 17.9%
Australia, 7.00%, 12/01/2010 AUD	4,650,000	3,958,931
Brazil, 9.50%, 10/05/2007 EUR	120,000	167,319
Canada:
4.60%, 09/15/2011 CAD	3,300,000	3,022,531
4.75%, 07/27/2011 CAD	960,000	875,661
5.00%, 06/01/2014 CAD	5,785,000	5,494,563
5.25%, 11/30/2011 CAD	1,100,000	1,026,614
Germany:
3.50%, 10/14/2011 EUR	3,250,000	4,320,046
3.75%, 01/04/2017 EUR	4,100,000	5,400,624
Hong Kong, 4.23%, 03/21/2011 HKD	23,750,000	3,058,026
Korea:
4.75%, 06/10/2009 KRW	1,355,600,000	1,446,945
5.25%, 09/10/2015 KRW	1,100,000,000	1,191,651
Mexico:
5.50%, 02/17/2020 EUR	1,120,000	1,619,242
10.00%, 12/05/2024 MXN	28,750,000	3,199,796
Norway:
4.25%, 05/19/2017 NOK	1,810,000	291,857
5.00%, 05/15/2015 NOK	26,000,000	4,428,735

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007

	Principal
	Amount	Value

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
Philippines, 6.25%, 03/15/2016 EUR	680,000	$974,892
Poland, 4.75%, 04/25/2012 PLN	8,255,000	2,939,279
Romania, 8.50%, 05/08/2012 EUR	115,000	184,875
South Africa, 5.25%, 05/16/2013 EUR	235,000	330,090
Turkey, 4.75%, 07/06/2012 EUR	1,330,000	1,768,532
Ukraine, 4.95%, 10/13/2015 EUR	120,000	155,723
United Kingdom:
1.25%, 11/22/2017 GBP	2,397,788	4,516,808
5.00%, 03/07/2012 GBP	850,000	1,681,249
FRN, 5.73%, 08/16/2013 GBP	300,000	1,371,101

Total Foreign Bonds - Government (Principal Amount Denominated in
Currency Indicated) (cost $52,207,178)		53,425,090

U.S. TREASURY OBLIGATIONS 4.1%
U.S. Treasury Bonds, 4.50%, 02/15/2036 (p)	$5,125,000	4,861,545
U.S. Treasury Notes:
2.00%, 01/15/2016 (p)	3,473,032	3,423,517
4.00%, 02/15/2014 ##	1,000,000	967,540
4.625%, 11/15/2016 (p)	2,900,000	2,899,095

Total U.S. Treasury Obligations (cost $12,147,969)		12,151,697

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 2.8%
FIXED-RATE 2.5%
Countrywide Home Loans, Inc.:
Ser. 2006-18, Class 2A5, 6.00%, 12/25/2036	1,600,000	1,613,344
Ser. 2006-J1, Class 1A5, 5.75%, 02/25/2036	1,400,000	1,381,338
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2002-26, Class 4A1,
7.00%, 10/25/2017	352,252	357,792
Credit Suisse Mtge. Capital Cert., Ser. 2006-9, Class 4A1, 6.00%, 11/25/2036	1,531,265	1,539,243
Structured Asset Securities Corp.:
Ser. 2004-20, Class 5A-1, 6.25%, 11/25/2034	1,626,365	1,636,783
Ser. 2005-RM1, Class A, IO, 5.00%, 03/25/2045 144A	4,137,427	880,335

		7,408,835

FLOATING-RATE 0.3%
MASTR Adjustable Rate Mtge. Trust, Ser. 2005-1, Class 7A3, 4.83%, 02/25/2035	1,030,591	1,028,695

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $8,400,690)		8,437,530

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.2%
FLOATING-RATE 0.2%
Bear Stearns Adjustable Rate Mtge. Trust, Ser. 2004-10, Class 12A3, 4.65%,
01/25/2035 (cost $570,072)	570,339	567,208

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007

	Principal
	Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS 0.7%
FIXED-RATE 0.4%
MASTR Resecuritization Trust:
Ser. 2004-3, 5.00%, 03/25/2034	$552,113	$533,998
Ser. 2005-2, 4.75%, 03/28/2034	600,077	585,213

		1,119,211

FLOATING-RATE 0.3%
Harborview Mtge. Loan Trust, Ser. 2005-8, Class 2B3, 7.36%, 02/19/2035	1,002,510	1,006,439

Total Whole Loan Subordinate Collateralized Mortgage Obligations
(cost $2,143,217)		2,125,650

YANKEE OBLIGATIONS - CORPORATE 7.0%
CONSUMER STAPLES 0.2%
Beverages 0.2%
Companhia Brasileira de Bebidas, 8.75%, 09/15/2013	430,000	504,175

ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
OAO Gazprom:
9.625%, 03/01/2013	160,000	191,264
9.625%, 03/01/2013 144A	430,000	513,635

		704,899

FINANCIALS 3.2%
Commercial Banks 1.0%
Bank of Moscow, 7.34%, 05/13/2013	2,000,000	2,108,400
Kazkommerts International BV, 7.00%, 11/03/2009	900,000	911,250

		3,019,650

Consumer Finance 0.4%
Virgin Media Finance plc, 9.125%, 08/15/2016	1,000,000	1,072,500

Diversified Financial Services 1.8%
HBOS Treasury Services plc, 5.25%, 09/19/2011	2,300,000	2,325,192
Preferred Term Securities XII, Ltd., FRN:
5.95%, 06/24/2034 144A	875,000	881,396
6.92%, 06/24/2034 144A	220,000	224,508
6.97%, 12/24/2033 144A	800,000	816,248
7.45%, 04/03/2032 144A	244,669	247,323
10.00%, 12/24/2033	105,000	86,677
Ship Finance International, Ltd., 8.50%, 12/15/2013	865,000	895,275

		5,476,619

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
MATERIALS 0.4%
Metals & Mining 0.3%
Novelis, Inc., 7.25%, 02/15/2015	$1,065,000	$1,127,569

Paper & Forest Products 0.1%
Abitibi-Consolidated, Inc., 8.375%, 04/01/2015 (p)	215,000	202,100

TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 0.4%
Nordic Telecom Holdings Co., 8.875%, 05/01/2016 144A	1,000,000	1,080,000

Wireless Telecommunication Services 2.2%
Intelsat, Ltd.:
9.25%, 06/15/2016	500,000	552,500
11.25%, 06/15/2016	375,000	429,844
Rogers Wireless, Inc.:
6.375%, 03/01/2014	465,000	482,437
9.625%, 05/01/2011	745,000	856,750
Vimpel Communications, 8.25%, 05/23/2016	400,000	428,100
Vodafone Group plc, FRN, 5.41%, 06/29/2007	3,915,000	3,915,172

		6,664,803

UTILITIES 0.4%
Electric Utilities 0.2%
Enersis SA, 7.375%, 01/15/2014	475,000	516,400

Multi-Utilities 0.2%
National Power Corp., FRN, 9.61%, 08/23/2011 144A	500,000	561,218

Total Yankee Obligations - Corporate (cost $20,257,953)		20,929,933

YANKEE OBLIGATIONS - GOVERNMENT 5.2%
Argentina, 12.25%, 06/19/2018 •	615,525	210,817
Brazil:
7.125%, 01/20/2037	1,460,000	1,654,180
8.25%, 01/20/2034	1,985,000	2,556,680
Colombia:
7.375%, 01/27/2017	290,000	319,580
7.375%, 09/18/2037	460,000	515,430
8.125%, 05/21/2024	680,000	814,980
Indonesia, 6.75%, 03/10/2014	350,000	365,750
Jamaica, 11.75%, 05/15/2011	145,000	179,438
Mexico:
6.625%, 03/03/2015	565,000	613,872
6.75%, 09/27/2034	260,000	290,550
8.375%, 01/14/2011	770,000	853,930
Panama, 9.625%, 02/08/2011	450,000	515,250
Peru:
8.375%, 05/03/2016	120,000	144,120
8.75%, 11/21/2033	145,000	195,533
9.125%, 01/15/2008	425,000	436,688

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007

	Principal
	Amount	Value

YANKEE OBLIGATIONS - GOVERNMENT continued
Philippines, 8.00%, 01/15/2016	$788,000	$892,410
Russia:
11.00%, 07/24/2018	750,000	1,081,350
Sr. Disc. Note, Step Bond, 5.00%, 03/31/2030 †	594,750	675,814
Turkey, 7.00%, 09/26/2016	850,000	873,375
Ukraine, 6.58%, 11/21/2016	300,000	305,265
Uruguay, 7.50%, 03/15/2015	630,000	686,700
Venezuela:
7.65%, 04/21/2025	455,000	478,660
10.75%, 09/19/2013	710,000	867,265

Total Yankee Obligations - Government (cost $14,609,207)		15,527,637

	Shares	Value

COMMON STOCKS 0.1%
MATERIALS 0.1%
Chemicals 0.1%
Huntsman Corp. (cost $137,985)	19,570	383,572

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 5.5%
CORPORATE BONDS 0.3%
Commercial Banks 0.3%
Canadian Imperial Bank of Commerce, FRN, 5.33, 08/15/2007	$1,000,000	1,000,000

REPURCHASE AGREEMENTS ^ 5.2%
Bank of America Corp., 5.33%, dated 04/30/2007 maturing 05/01/2007;
maturity value is $15,469,461	15,467,171	15,467,171

Total Investments of Cash Collateral from Securities Loaned
(cost $16,467,171)		16,467,171

	Shares	Value

SHORT-TERM INVESTMENTS 2.3%
MUTUAL FUND SHARES 2.3%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø ##
(cost $6,906,280)	6,906,280	6,906,280

Total Investments (cost $346,184,874) 118.8%		354,801,695
Other Assets and Liabilities (18.8%)		(56,071,467)

Net Assets 100.0%		$298,730,228

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
(p)	All or a portion of this security is on loan.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
^	Collateralized by U.S. government agency obligations at period end.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
IO	Interest Only
KRW	Republic of Korea Won
MASTR	Mortgage Asset Securitization Transactions, Inc.
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
TBA	To Be Announced

The following table shows the percent of total investments (excluding equity positions, collateral from securities on loan and segregated cash and cash equivalents) by credit quality based on Moody’s and Standard & Poor’s ratings as of April 30, 2007 (unaudited):

AAA	53.5%
AA	5.3%
A	7.8%
BBB	3.8%
BB	11.0%
B	14.7%
CCC	3.7%
Lower than CCC	0.1%
NR	0.1%

100.0%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007

The following table shows the percent of total investments (excluding equity positions, collateral from securities on loan and segregated cash and cash equivalents) based on effective maturity as of April 30, 2007 (unaudited):

Less than 1 year	8.8%
1 to 3 year(s)	8.8%
3 to 5 years	18.3%
5 to 10 years	51.6%
10 to 20 years	5.8%
20 to 30 years	6.7%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007

Assets
Investments in securities, at value (cost $339,278,594) including $21,771,727 of securities
loaned	$347,895,415
Investments in affiliated money market fund, at value (cost $6,906,280)	6,906,280

Total investments	354,801,695
Cash	669,894
Foreign currency, at value (cost $1,873,298)	1,886,853
Receivable for securities sold	26,614,503
Receivable for Fund shares sold	454,531
Dividends and interest receivable	4,708,835
Unrealized gains on forward foreign currency exchange contracts	856,738
Receivable for securities lending income	3,168
Prepaid expenses and other assets	42,632

Total assets	390,038,849

Liabilities
Dividends payable	409,564
Payable for securities purchased	72,149,201
Payable for Fund shares redeemed	599,562
Unrealized losses on forward foreign currency exchange contracts	1,556,254
Payable for securities on loan	16,467,171
Payable for closed forward foreign currency exchange contracts	37,796
Advisory fee payable	3,074
Due to other related parties	309
Accrued expenses and other liabilities	85,690

Total liabilities	91,308,621

Net assets	$298,730,228

Net assets represented by
Paid-in capital	$343,068,113
Undistributed net investment income	267,621
Accumulated net realized losses on investments	(52,579,195)
Net unrealized gains on investments	7,973,689

Total net assets	$298,730,228

Net assets consists of
Class A	$170,804,405
Class B	54,955,419
Class C	55,109,898
Class I	17,860,506

Total net assets	$298,730,228

Shares outstanding (unlimited number of shares authorized)
Class A	26,669,797
Class B	8,554,411
Class C	8,592,824
Class I	2,833,538

Net asset value per share
Class A	$6.40
Class A — Offering price (based on sales charge of 4.75%)	$6.72
Class B	$6.42
Class C	$6.41
Class I	$6.30

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended April 30, 2007

Investment income
Interest (net of foreign withholding taxes of $12,859)	$19,943,300
Income from affiliate	480,617
Securities lending	89,512
Dividends	1,957

Total investment income	20,515,386

Expenses
Advisory fee	1,437,989
Distribution Plan expenses
Class A	548,858
Class B	618,885
Class C	595,022
Administrative services fee	322,907
Transfer agent fees	734,111
Trustees’ fees and expenses	11,728
Printing and postage expenses	52,111
Custodian and accounting fees	224,693
Registration and filing fees	83,248
Professional fees	35,409
Other	10,635

Total expenses	4,675,596
Less: Expense reductions	(16,477)
Expense reimbursements	(67,291)

Net expenses	4,591,828

Net investment income	15,923,558

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	2,274,670
Foreign currency related transactions	(5,494,812)

Net realized losses on investments	(3,220,142)
Net change in unrealized gains or losses on investments	7,133,625

Net realized and unrealized gains or losses on investments	3,913,483

Net increase in net assets resulting from operations	$19,837,041

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,

	2007		2006

Operations
Net investment income		$15,923,558		$16,841,934
Net realized losses on investments		(3,220,142)		(2,684,856)
Net change in unrealized gains or losses
on investments		7,133,625		(9,450,598)

Net increase in net assets resulting from
operations		19,837,041		4,706,480

Distributions to shareholders from
Net investment income
Class A		(9,094,484)		(10,259,354)
Class B		(2,627,449)		(3,600,563)
Class C		(2,528,220)		(3,058,183)
Class I		(1,045,572)		(1,005,662)
Tax basis return of capital
Class A		(519,958)		0
Class B		(175,306)		0
Class C		(168,861)		0
Class I		(57,606)		0

Total distributions to shareholders		(16,217,456)		(17,923,762)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,802,341	17,655,099	5,909,652	38,042,740
Class B	662,966	4,199,618	1,455,763	9,426,705
Class C	935,756	5,896,227	1,747,244	11,243,339
Class I	724,245	4,513,577	1,006,362	6,306,547

		32,264,521		65,019,331

Net asset value of shares issued in
reinvestment of distributions
Class A	1,101,527	6,947,693	1,157,135	7,418,556
Class B	242,976	1,537,222	316,069	2,034,399
Class C	233,170	1,473,134	254,695	1,636,184
Class I	86,125	534,959	70,747	446,231

		10,493,008		11,535,370

Automatic conversion of Class B shares
to Class A shares
Class A	878,428	5,528,422	1,206,997	7,694,908
Class B	(875,646)	(5,528,422)	(1,203,221)	(7,694,908)

		0		0

Payment for shares redeemed
Class A	(9,675,630)	(60,907,111)	(9,585,798)	(61,312,812)
Class B	(2,810,537)	(17,750,836)	(4,319,432)	(27,783,628)
Class C	(2,894,878)	(18,242,199)	(3,838,291)	(24,601,769)
Class I	(1,260,417)	(7,853,118)	(780,011)	(4,915,699)

		(104,753,264)		(118,613,908)

Net decrease in net assets resulting from
capital share transactions		(61,995,735)		(42,059,207)

Total decrease in net assets		(58,376,150)		(55,276,489)
Net assets
Beginning of period		357,106,378		412,382,867

End of period	$ 298,730,228		$ 357,106,378

Undistributed net investment income		$267,621		$2,095,367

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Diversified Income Builder Fund (the “Fund”) (formerly, Evergreen Strategic Income Fund) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS continued

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

e. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

f. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any

NOTES TO FINANCIAL STATEMENTS continued

cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

g. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

h. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of certain foreign securities, when the Fund becomes aware of such dividends. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

i. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

j. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net

NOTES TO FINANCIAL STATEMENTS continued

realized foreign currency gains or losses, premium amortization and consent fees. During the year ended April 30, 2007, the following amounts were reclassified:

Undistributed net investment income	$ (2,455,579)
Accumulated net realized losses on investments	2,455,579

k. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the aggregate average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA Diversified Income Builder Fund, starting at 0.31% and declining to 0.16% as the aggregate average daily net assets increase.

Effective October 1, 2006, Tattersall Advisory Group, Inc., (“TAG”) an indirect, wholly-owned subsidiary of Wachovia, became the investment sub-advisor to the fixed income portion of the Fund and is paid by EIMC for its services to the Fund.

First International Advisors, Inc. d/b/a Evergreen International Advisors (“FIA”), an indirect, wholly-owned subsidiary of Wachovia, is also an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended April 30, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $67,291.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended April 30, 2007, the transfer agent fees were equivalent to an annual rate of 0.23% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended April 30, 2007, EIS received $7,940 from the sale of Class A shares and $167,907 and $2,028 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the year ended April 30, 2007:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$203,767,065	$225,962,691	$191,304,716	$235,029,681

At April 30, 2007, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange	Contracts	U.S. Value at	In Exchange for	Unrealized
Date	to Receive	April 30, 2007	U.S. $	Gain

5/23/2007	1,888,000 EUR	$ 2,581,199	$ 2,491,707	$89,492
5/31/2007	10,669,098 EUR	14,591,236	14,099,000	492,236
6/01/2007	2,570,700 EUR	3,515,852	3,395,792	120,060

Exchange	Contracts	U.S. Value at		U.S. Value at	Unrealized
Date	to Receive	April 30, 2007	In Exchange for	April 30, 2007	Gain (Loss)

6/05/2007	589,974,187 JPY	$4,964,023	7,375,000 NZD	$ 5,457,978	$(493,955)
6/14/2007	6,200,000 AUD	5,149,467	592,955,600 JPY	4,994,517	154,950
6/14/2007	1,128,172,311 JPY	9,502,696	12,411,000 AUD	10,308,070	(805,374)
6/14/2007	10,850,091 EUR	14,845,861	7,443,000 GBP	14,883,241	(37,380)
7/20/2007	606,221,200 JPY	5,129,184	5,840,000 CAD	5,281,104	(151,920)
7/20/2007	603,542,100 JPY	5,106,518	6,200,000 AUD	5,144,559	(38,041)

NOTES TO FINANCIAL STATEMENTS continued

Forward Foreign Currency Exchange Contracts to Sell:

Exchange	Contracts	U.S. Value at	In Exchange for	Unrealized
Date	to Deliver	April 30, 2007	U.S. $	Loss

5/31/2007	752,831 EUR	$1,029,584	1,000,000	$29,584

During the year ended April 30, 2007, the Fund loaned securities to certain brokers. At April 30, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $21,771,727 and $22,812,476, respectively. Of the total value of the collateral received for securities on loan, $6,345,305 represents the market value of U.S. government agency securities received as non-cash collateral.

On April 30, 2007, the aggregate cost of securities for federal income tax purposes was $347,007,022. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,015,206 and $1,220,533, respectively, with a net unrealized appreciation of $7,794,673.

As of April 30, 2007, the Fund had $51,449,266 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2015

$6,306,504	$14,759,243	$27,292,961	$3,090,558

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2007, the Fund incurred and will elect to defer post-October losses of $307,781.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2007, the components of distributable earnings on a tax basis were as follows:

		Capital Loss
Overdistributed	Unrealized	Carryovers and
Ordinary Income	Appreciation	Post-October Losses

$431,895	$7,851,057	$51,757,047

NOTES TO FINANCIAL STATEMENTS continued

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, premium amortization and foreign currency losses.

The tax character of distributions paid was as follows:

	Year Ended April 30

	2007	2006

Ordinary Income	$15,295,725	$ 17,923,762
Return of Capital	921,731	0

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the year ended April 30, 2007, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

NOTES TO FINANCIAL STATEMENTS continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS continued

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

13. SUBSEQUENT EVENT

Effective June 1, 2007, TAG and FIA no longer serve as investment sub-advisors to the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Diversified Income Builder Fund, formerly Evergreen Strategic Income Fund, a series of Evergreen Fixed Income Trust, as of April 30, 2007, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Diversified Income Builder Fund, as of April 30, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 28, 2007

ADDITIONAL INFORMATION (unaudited)

Federal Tax Distributions

The Fund paid distributions of $16,217,456 during the year ended April 30, 2007 of which 94.32% was from net investment income and 5.68% was from paid-in capital. Shareholders of the Fund will receive in early 2008 a Form 1099-DIV that will inform them of the tax character of these distributions as well as all other distributions made by the Fund in calendar year 2007.

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566662 rv4 06/2007

Evergreen U.S. Government Fund

Evergreen

U.S. GOVERNMENT FUND

Annual Report
as of April 30, 2007

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	STATEMENT OF CASH FLOWS
22	NOTES TO FINANCIAL STATEMENTS
30	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS
June 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen U.S. Government Fund covering the twelve-month period ended April 30, 2007.

The domestic fixed-income markets generated healthy results during the twelve-month period in an environment supported by persistent growth and the prospect of stable interest rates. While the economic expansion decelerated as the period progressed, continued gains in business profits helped support the performance of corporate debt securities, including lower-quality, higher-yielding bonds, which generally outperformed high-grade and investment-grade debt. The fiscal year began on a harsh note in the spring of 2006 amid rising inflationary concerns, accompanied by anxieties about the potential economic impacts of repeated interest rate hikes by the Federal Reserve Board (the “Fed”). However, the markets were calmed in both the summer and autumn by the combination of receding commodity prices and the Fed’s policy to leave short-term interest rates unchanged. Over the full twelve-month period, the yield curve flattened — the difference between short-term yields and long-term yields narrowed. In this environment, longer-maturity bonds, especially those with maturities of 20 to 30 years, tended to outperform the overall bond market.

1

LETTER TO SHAREHOLDERS continued

Solid returns in both the nation’s equity and fixed-income markets came against a backdrop of persistent economic growth during most of the period. Gross Domestic Product grew by a rate of 3.3% over 2006 then decelerated to an annualized rate of 1.3% in the first quarter of 2007. The slump in the housing industry was a major factor that contributed to the slowdown, which came in the face of strong employment, rising wages and gains in both personal consumption and business investment.

In this environment, the teams managing the higher-quality portfolios, including Evergreen Core Bond Fund, Evergreen U.S. Government Fund and Evergreen Institutional Mortgage Portfolio, assessed factors such as employment and inflationary trends, Fed policy, and interest-rate expectations in making their decisions. At the same time, the managers supervising Evergreen High Yield Bond Fund and Evergreen Select High Yield Bond Fund tended to position their more credit-sensitive portfolios relatively cautiously as the relative yield advantages of lower-quality corporate bonds appeared to tighten. The managers of Evergreen Diversified Bond Fund also sought opportunities in the high-yield market, while maintaining a healthy exposure to investment-grade securities. The managers of Evergreen Diversified Income Builder Fund, meanwhile, looked at broad interest-rate trends, opportunities in the credit markets, and the effects of currency fluctuations in making decisions on sector and industry allocations and individual security selections.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of April 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Managers:

• Lisa Brown-Premo

• Karen DiMeglio

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/11/1993

	Class A	Class B	Class C	Class I
Class inception date	1/11/1993	1/11/1993	9/2/1994	9/2/1993

Nasdaq symbol	EUSAX	EUSBX	EUSCX	EUSYX

Average annual return*

1-year with sales charge	1.31%	0.60%	4.60%	N/A

1-year w/o sales charge	6.37%	5.60%	5.60%	6.66%

5-year	3.01%	2.93%	3.28%	4.32%

10-year	4.83%	4.58%	4.58%	5.62%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen U.S. Government Fund Class A shares versus a similar investment in the Lehman Brothers Intermediate Government Bond Index (LBITGBI) and the Consumer Price Index (CPI).

The LBITGBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 6.37% for the twelve-month period ended April 30, 2007, excluding any applicable sales charges. During the same period, the LBITGBI returned 6.11% .

The fund seeks to achieve a high level of current income consistent with stability of principal.

The twelve-month period was a time of transition for the U.S government bond market. Early in the period, the two-year tightening of monetary policy by the Federal Reserve Board (the “Fed”) concluded when the central bank raised the fed funds rate to 5.25% and then left it unchanged for the remainder of the fiscal year. The Fed indicated its wish to target a more neutral level of interest where real rates (the rate of interest after adjusting for inflation) approximately equaled the real growth of the economy.

By the end of 2006, economic indicators suggested that economic growth had decelerated toward the Fed’s target range. However, these indicators also suggested that growth might be slowing too quickly because of the influence of sharp declines in the housing and home financing industries. Weakness in the housing industry led to an expectation among some investors that the Fed would have to lower the fed funds rate to prevent the economy from entering a recession. Counterbalancing the housing slowdown and stress in the sub-prime mortgage industry were continued growth in corporate earnings and ample liquidity for corporate strategic financing. As a result of these competing influences, interest rates traded in a narrow range from the third quarter of 2006 to the end of the fiscal year. The narrow range of interest rates and the decline in volatility allowed pass-though mortgage-backed securities to appreciate in price and outperform other U.S. government securities. Within the mortgage-backed sector, adjustable-rate and premium coupon securities performed well. In addition, the strength in corporate earnings allowed corporate debt and high-quality non-U.S. government mortgage-backed securities to outperform U.S. government securities late in 2006. This relative performance changed somewhat during the period as some non-government mortgage-backed securities performed poorly because of concerns about the sub-prime mortgage industry, which detracted from results. In the final three months of the period, a modest spread widening occurred in non-U.S. government mortgages which led to the poor performance by our holdings in that sector.

During the first part of the fiscal year, we established a short duration relative to the benchmark. During the middle part of the year, when the Fed left short-term interest rates unchanged, we moved to a more neutral duration. The fund’s duration contributed to performance during the first quarter of the year, but did not have a major influence on relative results later in the period. The fund’s overweight position in mortgage-backed securities was a major contributor to performance. Within our allocation to mortgages, we increased our investments in premium coupon and adjustable-rate holdings to take advantage of the higher yields that were available. The fund also purchased delegated underwriting and servicing (“DUS”) mortgage-backed securities to increase income. DUS securities are backed by U.S. government agencies and provide financing for multifamily housing. These securities had a yield advantage over U.S. government agency securities and contributed positively to performance during the period.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

All data is as of April 30, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2006	4/30/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,025.98	$ 4.72
Class B	$ 1,000.00	$ 1,022.24	$ 8.47
Class C	$ 1,000.00	$ 1,022.24	$ 8.47
Class I	$ 1,000.00	$ 1,027.29	$ 3.47
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.13	$ 4.71
Class B	$ 1,000.00	$ 1,016.41	$ 8.45
Class C	$ 1,000.00	$ 1,016.41	$ 8.45
Class I	$ 1,000.00	$ 1,021.37	$ 3.46

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.94% for Class A, 1.69% for Class B, 1.69% for Class C and 0.69% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Year Ended April 30,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.81	$ 10.09	$ 9.96	$ 10.22	$ 9.75

Income from investment operations
Net investment income (loss)	0.44	0.32[1]	0.24[1]	0.19[1]	0.39
Net realized and unrealized gains or losses on investments	0.17	(0.24)	0.19	(0.16)	0.43

Total from investment operations	0.61	0.08	0.43	0.03	0.82

Distributions to shareholders from
Net investment income	(0.45)	(0.36)	(0.30)	(0.29)	(0.35)

Net asset value, end of period	$ 9.97	$ 9.81	$ 10.09	$ 9.96	$ 10.22

Total return[2]	6.37%	0.82%	4.37%	0.30%	8.50%

Ratios and supplemental data
Net assets, end of period (thousands)	$73,875	$77,581	$93,826	$109,172	$146,427
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	0.95%	0.98%	1.00%	1.01%	0.95%
Expenses excluding waivers/reimbursements and expense
reductions	0.99%	0.99%	1.00%	1.01%	0.95%
Net investment income (loss)	4.60%	3.18%	2.38%	1.86%	3.81%
Portfolio turnover rate	97%	53%	110%	55%	129%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Year Ended April 30,

CLASS B	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.81	$ 10.09	$ 9.96	$ 10.22	$ 9.75

Income from investment operations
Net investment income (loss)	0.38[1]	0.24[1]	0.17[1]	0.12[1]	0.31
Net realized and unrealized gains or losses on investments	0.16	(0.23)	0.19	(0.16)	0.43

Total from investment operations	0.54	0.01	0.36	(0.04)	0.74

Distributions to shareholders from
Net investment income	(0.38)	(0.29)	(0.23)	(0.22)	(0.27)

Net asset value, end of period	$ 9.97	$ 9.81	$ 10.09	$ 9.96	$ 10.22

Total return[2]	5.60%	0.12%	3.64%	(0.40%)	7.69%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,653	$16,747	$25,452	$37,270	$59,362
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	1.69%	1.69%	1.70%	1.71%	1.70%
Expenses excluding waivers/reimbursements and expense
reductions	1.69%	1.69%	1.70%	1.71%	1.70%
Net investment income (loss)	3.83%	2.45%	1.67%	1.16%	3.04%
Portfolio turnover rate	97%	53%	110%	55%	129%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Year Ended April 30,

CLASS C	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.81	$10.09	$ 9.96	$ 10.22	$ 9.75

Income from investment operations
Net investment income (loss)	0.38[1]	0.25[1]	0.17[1]	0.12[1]	0.31
Net realized and unrealized gains or losses on investments	0.16	(0.24)	0.19	(0.16)	0.43

Total from investment operations	0.54	0.01	0.36	(0.04)	0.74

Distributions to shareholders from
Net investment income	(0.38)	(0.29)	(0.23)	(0.22)	(0.27)

Net asset value, end of period	$ 9.97	$ 9.81	$10.09	$ 9.96	$ 10.22

Total return[2]	5.60%	0.12%	3.64%	(0.40%)	7.69%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,669	$7,973	$9,820	$14,207	$26,013
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	1.69%	1.69%	1.70%	1.71%	1.70%
Expenses excluding waivers/reimbursements and expense
reductions	1.69%	1.69%	1.70%	1.71%	1.70%
Net investment income (loss)	3.86%	2.47%	1.67%	1.17%	2.99%
Portfolio turnover rate	97%	53%	110%	55%	129%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Year Ended April 30,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.81	$ 10.09	$ 9.96	$ 10.22	$ 9.75

Income from investment operations
Net investment income (loss)	0.47	0.35[1]	0.27[1]	0.22[1]	0.41
Net realized and unrealized gains or losses on investments	0.17	(0.24)	0.19	(0.16)	0.43

Total from investment operations	0.64	0.11	0.46	0.06	0.84

Distributions to shareholders from
Net investment income	(0.48)	(0.39)	(0.33)	(0.32)	(0.37)

Net asset value, end of period	$ 9.97	$ 9.81	$ 10.09	$ 9.96	$ 10.22

Total return	6.66%	1.12%	4.68%	0.60%	8.77%

Ratios and supplemental data
Net assets, end of period (thousands)	$479,015	$436,890	$436,431	$427,356	$489,565
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	0.69%	0.69%	0.70%	0.71%	0.70%
Expenses excluding waivers/reimbursements and expense
reductions	0.69%	0.69%	0.70%	0.71%	0.70%
Net investment income (loss)	4.88%	3.48%	2.69%	2.15%	4.02%

Portfolio turnover rate	97%	53%	110%	55%	129%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2007	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 19.9%
FIXED-RATE 18.3%
FNMA:
4.125%, 12/25/2025 ##	$ 10,174,288	$ 10,021,614
4.75%, 07/01/2012	977,229	969,495
5.08%, 02/01/2016 - 03/01/2016 ##	11,322,723	11,214,270
5.15%, 11/01/2017	4,223,171	4,163,159
5.31%, 04/01/2016	3,200,000	3,233,792
5.37%, 12/01/2024	921,864	918,361
5.48%, 04/01/2010	1,027,489	1,030,187
5.50%, 04/01/2016	7,680,000	7,780,531
5.55%, 05/01/2016	3,300,000	3,394,050
5.64%, 12/01/2013	3,000,000	3,070,500
5.65%, 08/01/2022	1,609,481	1,637,245
5.66%, 12/01/2016	1,732,000	1,783,440
5.67%, 03/01/2016 - 11/01/2021 ##	12,765,820	13,156,369
5.68%, 08/01/2016 - 04/01/2021	8,408,842	8,722,407
5.70%, 03/01/2016	1,043,315	1,077,473
5.75%, 05/01/2021	3,935,327	4,114,722
5.95%, 06/01/2024	1,981,996	2,070,452
6.07%, 09/01/2013	1,451,178	1,510,110
6.08%, 01/01/2019 ##	8,342,200	8,520,973
6.18%, 06/01/2013 ##	7,747,799	8,121,631
6.20%, 06/01/2007	240,272	239,681
6.32%, 08/01/2012	2,972,379	3,113,983
6.35%, 08/01/2009 - 10/01/2009	1,130,348	1,154,190
6.80%, 04/01/2017	613,726	630,812
6.90%, 08/01/2007	808,719	807,142
6.99%, 09/01/2014	362,278	372,316
7.35%, 07/01/2007	24,265	24,353
7.48%, 01/01/2025	1,172,756	1,256,561
Ser. 2002-M1, Class C, 6.17%, 02/25/2016	624,666	634,486

		104,744,305

FLOATING-RATE 1.6%
FHLMC, 5.83%, 03/01/2037	9,413,498	9,502,173

Total Agency Commercial Mortgage-Backed Securities
(cost $109,013,306)		114,246,478

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 29.1%
FIXED-RATE 1.7%
FHLMC:
Ser. 2262, Class Z, 7.50%, 10/15/2030	341,104	360,939
Ser. 2367, Class BC, 6.00%, 04/15/2016	38,754	38,746
Ser. H012, Class A2, 2.50%, 11/15/2008	403,283	400,162

See Notes to Financial Statements
11

SCHEDULE OF INVESTMENTS continued

April 30, 2007	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FIXED-RATE continued
FNMA:
Ser. 2002-W4, Class A4, 6.25%, 05/25/2042	$ 2,934,146	$ 2,991,597
Ser. 2002-W5, Class A7, 6.25%, 08/25/2030	4,692,611	4,698,810
GNMA:
Ser. 2002-25, Class B, 6.21%, 03/16/2021	504,356	509,838
Ser. 2002-26, Class C, 6.00%, 02/16/2024	625,009	633,164

		9,633,256

FLOATING-RATE 27.4%
FHLMC:
Ser. 06, Class B, 5.975%, 03/25/2023	762,800	764,649
Ser. 1220, Class A, 5.73%, 02/15/2022	389,824	390,144
Ser. 1370, Class JA, 6.53%, 09/15/2022	296,309	296,650
Ser. 1498, Class I, 6.53%, 04/15/2023	183,156	185,505
Ser. 1533, Class FA, 6.48%, 06/15/2023	63,583	64,444
Ser. 1616, Class FB, 5.28%, 11/15/2008	627,002	625,428
Ser. 1671, Class TA, 5.875%, 02/15/2024	690,490	695,056
Ser. 1687, Class FA, 5.43%, 02/15/2009	2,794,476	2,787,210
Ser. 1699, Class FB, 6.375%, 03/15/2024	1,078,155	1,105,928
Ser. 1939, Class FB, 6.375%, 04/15/2027	444,647	453,592
Ser. 2005-S001, Class 1A2, 5.47%, 09/25/2035	4,732,515	4,796,073
Ser. 2030, Class F, 5.82%, 02/15/2028	938,178	945,768
Ser. 2181, Class PF, 5.72%, 05/15/2029	446,850	450,363
Ser. 2315, Class FD, 5.82%, 04/15/2027	327,277	330,049
Ser. 2334, Class FO, 6.29%, 07/15/2031 ##	12,847,257	13,096,864
Ser. 2380, Class FL, 5.92%, 11/15/2031 ##	14,496,157	14,857,691
Ser. 2388, Class FG, 5.82%, 12/31/2031	744,149	774,331
Ser. 2395, Class FD, 5.92%, 05/15/2029	1,397,397	1,456,954
Ser. 2401, CL FA, 5.97%, 07/15/2029	1,288,689	1,314,753
Ser. 2481, Class FE, 6.32%, 03/15/2032 ##	8,778,787	9,022,398
Ser. 2691, Class FC, 6.02%, 10/15/2033	2,377,542	2,381,822
Ser. T67, Class 1A1, 7.87%, 03/25/2036 ##	31,555,965	33,812,024
Ser. T67, Class 2A1, 7.80%, 03/25/2036	9,827,786	10,464,765
FNMA:
Ser. 1991, Class F, 6.19%, 05/25/2021	701,441	715,449
Ser. 1991, Class F, 6.64%, 11/25/2021	154,193	158,382
Ser. 1991 Class FA, 6.24%, 04/25/2021	31,147	31,275
Ser. 1993-221, Class FH, 6.44%, 12/25/2008 ##	1,548,027	1,558,785
Ser. 1994, Class F, 5.94%, 02/25/2024	494,439	500,262
Ser. 1997-34, Class F, 5.99%, 10/25/2023	3,172,941	3,231,514
Ser. 1997-49, Class F, 5.84%, 06/17/2027	469,597	474,631
Ser. 1999-49, Class F, 5.72%, 05/25/2018	933,056	940,078
Ser. 2000-32, Class FM, 5.77%, 10/18/2030	471,983	476,924
Ser. 2001-53, Class CF, 5.72%, 10/25/2031	83,566	83,676
Ser. 2002-07, Class FB, 5.72%, 02/25/2028	306,317	311,062

See Notes to Financial Statements
12

SCHEDULE OF INVESTMENTS continued

April 30, 2007	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FLOATING-RATE continued
FNMA:
Ser. 2002-13, Class FE, 6.22%, 02/27/2031	$ 1,309,989	$ 1,361,721
Ser. 2002-41, Class F, 5.87%, 07/25/2032	3,542,714	3,601,544
Ser. 2002-67, Class FA, 6.32%, 11/25/2032	7,210,403	7,531,483
Ser. 2002-68, Class FN, 5.77%, 10/18/2032	4,545,834	4,582,444
Ser. 2002-77, Class F, 5.92%, 12/25/2032	7,361,839	7,518,425
Ser. 2002-77, Class FA, 6.32%, 10/18/2030	7,332,862	7,442,195
Ser. 2002-77, Class FG, 5.87%, 12/18/2032	1,557,213	1,578,983
Ser. 2002-W5, Class A27, 5.82%, 11/25/2030	3,163,301	3,217,140
Ser. 2003-11, Class DF, 5.77%, 02/25/2033	2,884,367	2,908,849
Ser. 2003-11, Class FE, 5.82%, 12/25/2033	616,543	617,870
Ser. 2003-24, Class FL, 5.77%, 04/25/2018	3,092,968	3,125,850
Ser. G93, Class FH, 6.49%, 04/25/2023	155,565	160,294
GNMA:
Ser. 1999, Class FA, 5.77%, 11/16/2029	1,121,496	1,127,978
Ser. 1999-40, Class FL, 5.92%, 02/17/2029	224,341	227,184
Ser. 2000-36, Class FG, 5.82%, 11/20/2030	418,728	422,050
Ser. 2001-21, Class FB, 5.72%, 01/16/2027	575,546	579,772
Ser. 2001-22, Class FG, 5.67%, 05/16/2031	948,297	955,702
Ser. 2002-15, Class F, 5.87%, 02/16/2032	698,882	694,647

		157,208,630

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $180,530,653)		166,841,886

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 63.5%
FIXED-RATE 45.9%
FHLMC:
6.50%, 04/01/2022 - 09/01/2028	1,104,796	1,135,002
7.50%, 05/01/2027 - 08/01/2028	734,528	771,458
8.00%, 08/01/2023 - 11/01/2028	239,759	253,774
9.00%, 01/01/2017	76,013	81,214
9.50%, 09/01/2020	52,855	57,273
10.50%, 12/01/2019	151,420	169,847
FHLMC 15 year, 5.50%, TBA #	10,800,000	10,816,870
FHLMC 30 year:
5.00%, TBA #	20,000,000	19,331,240
5.50%, TBA #	53,300,000	52,717,005
6.00%, TBA #	33,600,000	33,873,000
6.50%, TBA #	56,775,000	57,999,183
FNMA:
4.00%, 10/01/2018	8,626,875	8,194,091
4.12%, 09/01/2010	1,421,730	1,395,183
4.98%, 01/01/2020	988,116	977,849
5.12%, 01/01/2016	2,538,165	2,529,865
5.39%, 01/01/2024	3,860,232	3,883,972

See Notes to Financial Statements
13

SCHEDULE OF INVESTMENTS continued

April 30, 2007	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
5.55%, 09/01/2019	$ 6,923,656	$ 6,927,879
5.70%, 09/01/2017	1,462,021	1,513,979
5.75%, 02/01/2009	1,779,077	1,801,778
6.00%, 02/01/2008	27,840	27,794
6.50%, 01/01/2024	164,943	169,516
7.00%, 11/01/2026 - 02/01/2032	189,864	198,566
7.50%, 07/01/2023 - 06/01/2031	1,686,811	1,770,045
8.00%, 08/01/2020 - 02/01/2030	1,357,120	1,439,334
8.50%, 07/01/2029 - 08/01/2029	68,247	73,605
9.50%, 02/01/2023	41,370	44,783
11.00%, 01/01/2016	48,985	52,458
11.25%, 02/01/2016	92,369	101,910
FNMA 15 year, 6.00%, TBA #	9,750,000	9,905,396
FNMA 30 year:
5.50%, TBA #	20,000,000	19,781,240
6.00%, TBA #	5,500,000	5,542,966
6.50%, TBA #	11,190,000	11,424,296
GNMA:
6.00%, 02/15/2009 - 08/20/2034	4,994,511	5,051,498
6.50%, 12/15/2025 - 09/20/2033	669,469	690,345
7.00%, 12/15/2022 - 05/15/2032	581,303	609,797
7.34%, 10/20/2021 - 09/20/2022	591,477	620,729
7.50%, 02/15/2022 - 06/15/2032	545,669	571,534
10.00%, 12/15/2018	69,155	77,217
Ser. 2002-53, Class B, 5.55%, 05/16/2026	824,299	829,261

		263,412,752

FLOATING-RATE 17.6%
FNMA:
5.19%, 10/01/2035	3,354,602	3,333,159
5.49%, 02/01/2037 ##	21,926,786	21,953,824
5.64%, 07/01/2032	4,668,993	4,798,622
5.65%, 11/01/2030	673,878	692,727
5.66%, 01/01/2038	2,430,856	2,430,856
5.77%, 11/01/2033	4,594,536	4,696,324
6.21%, 04/01/2029 - 10/01/2041 ##	8,145,193	8,310,387
6.26%, 09/01/2041 ##	10,112,594	10,240,373
6.41%, 06/01/2040 - 01/01/2041 ##	12,504,682	12,744,803
6.92%, 01/01/2011	24,944	25,172
7.16%, 11/01/2018	325,009	334,109
7.20%, 05/01/2030	370,521	386,253
7.21%, 07/01/2025	389,770	405,092

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2007	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
SBA:
5.58%, 08/25/2031	$ 1,030,470	$ 1,037,972
5.60%, 09/25/2030 - 11/25/2030	1,667,720	1,677,855
5.625%, 03/25/2027 - 03/25/2035	4,330,716	4,371,259
5.66%, 10/25/2029 - 11/25/2029 ##	14,474,668	14,611,548
5.68%, 10/25/2031	8,490,514	8,621,947

		100,672,282

Total Agency Mortgage-Backed Pass Through Securities
(cost $352,800,493)		364,085,034

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES 2.5%
FHLMC, Ser. T-60, Class 1A-1, 6.50%, 03/25/2044	1,230,728	1,259,342
FNMA:
Ser. 2002-T1, Class A3, 7.50%, 11/25/2031	2,638,115	2,764,903
Ser. 2002-T16, Class A1, 6.50%, 07/25/2042	4,233,871	4,352,165
Ser. 2002-W3, Class A5, 7.50%, 01/25/2028	442,680	464,341
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017	1,653,078	1,718,275
Ser. 2003-W1, Class 1A-1, 6.50%, 12/25/2042	2,111,386	2,175,656
Ser. 2004-T1, Class 1A-2, 6.50%, 01/25/2044	1,616,330	1,660,572

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $14,588,423)		14,395,254

ASSET-BACKED SECURITIES 0.7%
NovaStar Mortage Inc., Ser. 2007, Class A2, FRN, 5.82%, 02/08/2047 144A
(cost $3,988,018)	4,000,000	3,963,520

COMMERCIAL MORTGAGE-BACKED SECURITIES 2.1%
FLOATING-RATE 2.1%
Credit Suisse First Boston Mtge. Securities:
Ser. 2004-TF2A, Class H, 6.02%, 11/15/2019 144A	1,900,000	1,901,406
Ser. 2004-TF2A, Class J, 6.27%, 11/15/2019 144A	1,828,000	1,829,338
Ser. 2005-TFLA, Class J, 6.27%, 02/15/2020 144A	961,000	961,835
GMAC Comml. Mtge. Securities Inc., Ser. 1997-C1, Class C, 6.90%, 09/15/2007	3,900,000	3,906,479
Prima Capital Securitization, Ltd., Ser. 2006, Class D, 5.88%, 12/28/2048	3,618,000	3,662,429

Total Commercial Mortgage-Backed Securities (cost $12,219,797)		12,261,487

U.S. TREASURY OBLIGATIONS 2.8%
U.S. Treasury Notes:
4.00%, 02/15/2014 (p)	7,000,000	6,772,780
4.625%, 11/15/2016 (p)	9,250,000	9,247,114

Total U.S. Treasury Obligations (cost $16,042,864)		16,019,894

See Notes to Financial Statements
15

SCHEDULE OF INVESTMENTS continued

April 30, 2007	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 5.8%
FIXED-RATE 5.8%
Countrywide Alternative Loan Trust:
Ser. 2004-1T1, Class A6, 5.75%, 02/25/2034	$ 5,000,000	$ 4,978,600
Ser. 2005-46CB, Class A14, 5.50%, 10/25/2035	10,000,000	9,748,100
Countrywide Home Loans, Inc., Ser. 2006-18, Class 2A5, 6.00%, 12/25/2036	4,050,000	4,083,777
Credit Suisse Mtge. Capital Cert., Ser. 2006-9, Class 4A1, 6.00%,
11/25/2036 ##	9,364,642	9,413,432
Residential Accredit Loans, Inc., Ser. 2006-QS4, Class A4, 6.00%, 04/25/2036 ##	5,000,000	5,046,600

Total Whole Loan Mortgage-Backed Collateralized Mortgage
Obligations (cost $33,343,989)		33,270,509

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS 2.0%
FIXED-RATE 2.0%
Countrywide Alternative Loan Trust, Ser. 2004-2CB, Class M, 5.67%,
03/25/2034 ## (cost $11,196,345)	11,229,683	11,116,713

YANKEE OBLIGATIONS - CORPORATE 0.9%
FINANCIALS 0.9%
Diversified Financial Services 0.9%
Preferred Term Securities, Ltd., FRN:
6.97%, 12/24/2033 144A	3,600,000	3,673,116
7.45%, 04/03/2032 144A	1,490,425	1,506,596

Total Yankee Obligations - Corporate (cost $5,184,548)		5,179,712

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 1.0%
REPURCHASE AGREEMENTS ^ 1.0%
Bank of America Corp., 5.33%, dated 04/30/07, maturing 05/01/07, maturity
value $5,958,498 (cost $5,957,616)	5,957,616	5,957,616

	Shares	Value

SHORT-TERM INVESTMENTS 9.0%
MUTUAL FUND SHARES 9.0%
Evergreen Institutional U.S. Government Money Market Fund, Class I,
4.99% q (O) ## (cost $51,333,544)	51,333,544	51,333,544

Total Investments (cost $796,199,596) 139.3%		798,671,647
Other Assets and Liabilities (39.3%)		(225,460,394)

Net Assets 100.0%		$573,211,253

See Notes to Financial Statements
16

SCHEDULE OF INVESTMENTS continued
April 30, 2007

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(p)	All or a portion of this security is on loan.
^	Collateralized by U.S. government agency obligations at period end.
q	Rate shown is the 7-day annualized yield at period end.
(O)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
SBA	Small Business Administration
TBA	To Be Announced

The following table shows the percent of total investments (excluding segregated cash and cash equivalents and collateral from securities on loan) by maturity as of April 30, 2007 (unaudited):

Less than 1 year	9.2%
1 to 3 year(s)	14.1%
3 to 5 years	31.9%
5 to 10 years	41.8%
10 to 20 years	3.0%

100.0%

The following table shows the percent of total investments (excluding segregated cash and cash equivalents and collateral from securities on loan) by credit quality based on Moody’s and Standard & Poor’s ratings as of April 30, 2007 (unaudited):

AAA	97.5%
AA	1.4%
A	1.1%

100.0%

See Notes to Financial Statements
17

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007

Assets
Investments in securities, at value (cost $744,866,052) including $15,053,732 of securities
loaned	$ 747,338,103
Investments in affiliated money market fund, at value (cost $51,333,544)	51,333,544

Total investments	798,671,647
Receivable for securities sold	163,504,876
Principal paydown receivable	983
Receivable for Fund shares sold	922,328
Interest receivable	3,209,243
Prepaid expenses and other assets	22,468

Total assets	966,331,545

Liabilities
Dividends payable	580,615
Payable for securities purchased	385,466,789
Payable for Fund shares redeemed	975,434
Unrealized losses on total return swap transactions	24,878
Payable for securities on loan	5,957,616
Advisory fee payable	4,454
Due to other related parties	7,320
Accrued expenses and other liabilities	103,186

Total liabilities	393,120,292

Net assets	$ 573,211,253

Net assets represented by
Paid-in capital	$ 586,640,335
Overdistributed net investment income	(345,257)
Accumulated net realized losses on investments	(15,530,998)
Net unrealized gains on investments	2,447,173

Total net assets	$ 573,211,253

Net assets consists of
Class A	$ 73,874,631
Class B	12,653,368
Class C	7,668,556
Class I	479,014,698

Total net assets	$ 573,211,253

Shares outstanding (unlimited number of shares authorized)
Class A	7,412,676
Class B	1,269,730
Class C	769,473
Class I	48,065,272

Net asset value per share
Class A	$ 9.97
Class A — Offering price (based on sales charge of 4.75%)	$ 10.47
Class B	$ 9.97
Class C	$ 9.97
Class I	$ 9.97

See Notes to Financial Statements
18

STATEMENT OF OPERATIONS

Year Ended April 30, 2007

Investment income
Interest	$ 29,240,603
Income from affiliate	1,079,825
Securities lending	23,304

Total investment income	30,343,732

Expenses
Advisory fee	2,220,338
Distribution Plan expenses
Class A	225,962
Class B	147,266
Class C	76,738
Administrative services fee	543,711
Transfer agent fees	619,224
Trustees’ fees and expenses	20,144
Printing and postage expenses	43,523
Custodian and accounting fees	182,255
Registration and filing fees	64,977
Professional fees	35,454
Interest expense	6,962
Other	15,040

Total expenses	4,201,594
Less: Expense reductions	(13,589)
Expense reimbursements	(28,025)

Net expenses	4,159,980

Net investment income	26,183,752

Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities	(376,270)
Total return swap transactions	(39,655)

Net realized losses on investments	(415,925)
Net change in unrealized gains or losses on investments	9,001,559

Net realized and unrealized gains or losses on investments	8,585,634

Net increase in net assets resulting from operations	$ 34,769,386

See Notes to Financial Statements
19

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,

	2007		2006

Operations
Net investment income	$ 26,183,752		$ 18,621,898
Net realized losses on investments	(415,925)		(4,671,940)
Net change in unrealized gains or losses
on investments	9,001,559		(8,160,401)

Net increase in net assets resulting from
operations	34,769,386		5,789,557

Distributions to shareholders from
Net investment income
Class A	(3,445,960)		(3,120,195)
Class B	(564,283)		(614,218)
Class C	(294,916)		(255,138)
Class I	(21,740,316)		(17,139,364)

Total distributions to shareholders	(26,045,475)		(21,128,915)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	859,580	8,489,247	507,784	5,065,300
Class B	228,197	2,246,261	109,329	1,090,670
Class C	170,228	1,688,996	90,706	901,624
Class I	12,147,068	120,215,524	9,381,313	93,471,908

	132,640,028		100,529,502

Net asset value of shares issued in
reinvestment of distributions
Class A	263,381	2,608,321	235,117	2,344,733
Class B	39,575	391,753	43,251	431,481
Class C	19,966	197,719	17,962	179,149
Class I	1,642,616	16,271,000	1,305,273	13,012,139

	19,468,793		15,967,502

Automatic conversion of Class B shares
to Class A shares
Class A	109,899	1,083,270	193,273	1,926,643
Class B	(109,899)	(1,083,270)	(193,273)	(1,926,643)

	0		0

Payment for shares redeemed
Class A	(1,728,671)	(17,088,408)	(2,329,972)	(23,251,180)
Class B	(595,371)	(5,881,001)	(775,496)	(7,741,833)
Class C	(233,476)	(2,306,414)	(269,482)	(2,692,909)
Class I	(10,262,151)	(101,536,649)	(9,418,352)	(93,809,678)

	(126,812,472)		(127,495,600)

Net increase (decrease) in net assets
resulting from capital share transactions	25,296,349		(10,998,596)

Total increase (decrease) in net assets	34,020,260		(26,337,954)
Net assets
Beginning of period	539,190,993		565,528,947

End of period	$ 573,211,253		$ 539,190,993

Overdistributed net investment income	$ (345,257)		$ (112,583)

See Notes to Financial Statements
20

STATEMENT OF CASH FLOWS

Increase in Cash
Cash Flows from Operating Activities:
Net increase in net assets from operations	$ 34,769,386
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities (including mortgage dollar rolls)	(3,424,893,114)
Proceeds from disposition of investment securities (including mortgage dollar rolls)	3,393,203,756
Sales of short-term investment securities, net	53,711,784
Decrease in interest receivable	11,548
Increase in receivable for securities sold	(163,494,223)
Decrease in receivable for Fund shares sold	721,811
Decrease in other assets	24,736
Increase in payable for securities purchased	114,623,478
Increase in payable for Fund shares redeemed	532,010
Decrease in accrued expenses	(2,313)
Unrealized appreciation on investments	(9,001,559)
Net realized loss from investments	415,925

Net cash provided by operating activities	623,225

Cash Flows from Financing Activities:
Increase in additional paid-in capital	5,827,556
Cash distributions paid	(6,450,781)

Net cash used in financing activities	(623,225)

Net increase in cash	$ 0

Cash:
Beginning of period	$ 0

End of period	$ 0

See Notes to Financial Statements
21

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen U.S. Government Fund (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

22

NOTES TO FINANCIAL STATEMENTS continued

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be credit-worthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned including accrued interest. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

f. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the trans-

23

NOTES TO FINANCIAL STATEMENTS continued

actions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

g. Total return swaps

The Fund may enter into total return swaps. Total return swaps involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

h. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

i. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

j. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to expiration of capital loss carryovers, mortgage paydown gains and losses and premium amortization. During the year ended April 30, 2007, the following amounts were reclassified:

Paid-in capital	$ (1,278,383)
Overdistributed net investment income	(370,951)
Accumulated net realized losses on investments	1,649,334

24

NOTES TO FINANCIAL STATEMENTS continued

k. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.35% as average daily net assets increase.

Effective October 1, 2006, Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, became the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended April 30, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $28,025.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended April 30, 2007, the transfer agent fees were equivalent to an annual rate of 0.11% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

25

NOTES TO FINANCIAL STATEMENTS continued

For the year ended April 30, 2007, EIS received $3,887 from the sale of Class A shares and $62,895 and $633 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the year ended April 30, 2007:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$923,733,882	$83,975,175	$656,809,827	$60,158,649

During the year ended April 30, 2007, the Fund loaned securities to certain brokers. At April 30, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $15,053,732 and $15,315,510, respectively. Of the total value of the collateral received for securities on loan, $9,357,894 represents the market value of U.S. government agency securities received as non-cash collateral.

At April 30, 2007, the Fund had the following open total return swap agreements:

	Notional	Swap		Unrealized
Expiration	Amount	Description	Counterparty	Losses

05/01/2007	$ 10,000,000	Agreement dated 11/07/2007 to	Lehman Brothers	$11,564
		receive 30 basis points and to	Holdings, Inc.
		receive the positive spread return or
		pay the negative spread return on
		the Lehman Brothers CMBS AAA
		8.5+yr Index which are multiplied
		by the notional amount.

08/01/2007	10,000,000	Agreement dated 01/26/2007 to	Lehman Brothers	13,314
		receive 7.5 basis points and to	Holdings, Inc.
		receive the positive spread return or
		pay the negative spread return on
		the Lehman Brothers CMBS AAA
		8.5+yr Index which are multiplied
		by the notional amount.

On April 30, 2007, the aggregate cost of securities for federal income tax purposes was $796,251,620. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,518,233 and $2,098,206, respectively, with a net unrealized appreciation of $2,420,027.

As of April 30, 2007, the Fund had $15,528,730 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2014	2015

$4,853,705	$437,595	$1,202	$3,241,214	$6,995,014

26

NOTES TO FINANCIAL STATEMENTS continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2007, the components of distributable earnings on a tax basis were as follows:

Overdistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryovers

$320,379	$2,420,027	$15,528,730

The tax character of distributions paid were $26,045,475 and $21,128,915 of ordinary income for the years ended April 30, 2007 and April 30, 2006, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT AND OTHER BORROWINGS

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the year ended April 30, 2007, the Fund had no borrowings.

During the year ended April 30, 2007, the Fund entered into reverse repurchase agreements that had an average daily balance outstanding of $131,859 with a weighted average interest rate of 5.28 % and paid interest of $6,962.

27

NOTES TO FINANCIAL STATEMENTS continued

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia

28

NOTES TO FINANCIAL STATEMENTS continued

Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen U.S. Government Fund, a series of Evergreen Fixed Income Trust, as of April 30, 2007, and the related statement of operations and statement of cash flows for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen U.S. Government Fund, as of April 30, 2007, the results of its operations, its cash flows, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 28, 2007
30

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin4, 5	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $312 billion in assets as of March 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships..

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

566663 rv4 06/2007

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566663 rv4    06/2007

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and Patricia B. Norris have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 5 series of the Registrant’s annual financial statements for the fiscal years ended April 30, 2007 and April 30, 2006, and fees billed for other services rendered by KPMG LLP.

	2007	2006
Audit fees	$136,900	$122,200
Audit -related fees	0	0

Audit and audit-related fees	136,900	122,200
Tax fees (1)	360	7,667
Non-audit fees (2)	808,367	950,575

Total fees	$945,627	$1,080,442

(1) Tax fees consists of fees for tax consultation, tax compliance and tax review. (2) Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds

Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund
Evergreen Global Dividend Opportunity Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:
_______________________
Dennis H. Ferro,
Principal Executive Officer

Date: June 29, 2007

By:
________________________
Kasey Phillips
Principal Financial Officer

Date: June 29, 2007